                               AFLIAC INHEIRITAGE
                                  PROSPECTUS A



The Inheiritage Account is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("Company"). The Company issues individual joint survivorship flexible premium variable life insurance policies ("Policy" or "Policies") described in the Prospectus. Life insurance coverage is provided for two Insureds, with death proceeds payable at the death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured and Age 85 or under with respect to the older Insured.


The Policy permits you to allocate net premiums among up to seven of 18 sub-accounts ("Sub-Accounts") of the Inheiritage Account, a separate account of the Company, and a fixed-interest account ("General Account") of the Company (collectively, "Accounts"). Each Sub-Account invests its assets in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP"), Variable Insurance Products Fund II ("Fidelity VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund, Inc. ("DGPF"). The following Underlying Funds are available under the Policy:

  ALLMERICA INVESTMENT TRUST
  ---------------------------------
  Select International Equity Fund
  Select Aggressive Growth Fund
  Select Capital Appreciation Fund
  Small-Mid Cap Value Fund
  Select Growth Fund
  Growth Fund
  Equity Index Fund
  Select Growth and Income Fund
  Investment Grade Income Fund
  Government Bond Fund
  Money Market Fund


  FIDELITY VIP
  ---------------
  Overseas Portfolio
  Equity-Income Portfolio
  Growth Portfolio
  High Income Portfolio


  FIDELITY VIP II
  -----------------
  Asset Manager Portfolio

  T. ROWE PRICE
  -----------------
  International Stock Portfolio

  DGPF
  ---------
  International Equity Series


 THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE
     ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC., AND DELAWARE GROUP PREMIUM FUND, INC. THE FIDELITY VIP HIGH INCOME PORTFOLIO INVESTS IN HIGHER-YIELDING, HIGHER-RISK, LOWER-RATED DEBT SECURITIES (SEE
     "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY
                    OF THIS PROSPECTUS FOR FUTURE REFERENCE.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
      THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

 THE POLICIES ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE POLICIES ARE NOT
  DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT
    UNION. THE POLICIES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL
      DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE
             FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                               DATED MAY 1, 1997
               440 LINCOLN STREET WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)


Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If you think about surrendering the Policy, consider the lower deferred sales charges that apply during the first two years from the date of issue or an increase in Face Amount.



In certain circumstances, a Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."



There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value less any surrender charges and less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments.



If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. You may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.


No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
                            ------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

                               TABLE OF CONTENTS


SPECIAL TERMS                                                                                  5
SUMMARY                                                                                        8
PERFORMANCE INFORMATION                                                                       16
DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE
 INTERNATIONAL SERIES, INC., AND DELAWARE GROUP PREMIUM FUND, INC.                            19
  Investment Objectives and Policies                                                          21
  Investment Advisory Services                                                                23
  Addition, Deletion or Substitution of Investments                                           26
  Voting Rights                                                                               26
THE POLICY                                                                                    27
  Applying for a Policy                                                                       27
  Free-Look Period                                                                            28
  Conversion Privileges                                                                       28
  Premium Payments                                                                            29
  Incentive Funding Discount                                                                  29
  Paid-up Insurance Option                                                                    30
  Allocation of Net Premiums                                                                  30
  Transfer Privilege                                                                          31
  Death Proceeds                                                                              32
  Sum Insured Options                                                                         32
  Change in Sum Insured Option                                                                35
  Change in Face Amount                                                                       35
  Policy Value and Surrender Value                                                            36
  Death Proceeds Payment Options                                                              38
  Optional Insurance Benefits                                                                 38
  Policy Surrender                                                                            38
  Partial Withdrawals                                                                         38
CHARGES AND DEDUCTIONS                                                                        39
  Tax Expense Charge                                                                          39
  Premium Expense Charge                                                                      39
  Monthly Deduction from Policy Value                                                         39
  Charges Against Assets of the Inheiritage Account                                           41
  Surrender Charge                                                                            42
  Charges on Partial Withdrawals                                                              43
  Transfer Charges                                                                            44
  Charge for Increase in Face Amount                                                          44
  Other Administrative Charges                                                                44
POLICY LOANS                                                                                  44
POLICY TERMINATION AND REINSTATEMENT                                                          46
OTHER POLICY PROVISIONS                                                                       47
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY                                               49
DISTRIBUTION                                                                                  49
SERVICES                                                                                      50
REPORTS                                                                                       50
LEGAL PROCEEDINGS                                                                             50
FURTHER INFORMATION                                                                           50
INDEPENDENT ACCOUNTANTS                                                                       51
FEDERAL TAX CONSIDERATIONS                                                                    51

  The Company and the Inheiritage Account                                                     51
  Taxation of the Policies                                                                    51
  Modified Endowment Contracts                                                                53
  Estate and Generation-Skipping Taxes                                                        53
MORE INFORMATION ABOUT THE GENERAL ACCOUNT                                                    53
FINANCIAL STATEMENTS                                                                         F-1
APPENDIX A -- OPTIONAL BENEFITS                                                              A-1
APPENDIX B -- PAYMENT OPTIONS                                                                A-2
APPENDIX C -- ILLUSTRATIONS                                                                  A-4
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES                                      A-10

                                 SPECIAL TERMS

ACCUMULATION UNIT:  A measure of your interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY:  Allmerica Financial Life Insurance and Annuity Company.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy.

DEBT:  All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy.

GENERAL ACCOUNT: All the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table D, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.


GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.



INHEIRITAGE ACCOUNT: A Separate Account of the Company to which you may make Net Premium allocations.


INSURANCE AMOUNT AT RISK:  The Sum Insured less the Policy Value.

INSUREDS:  The two persons covered under the Policy.

LOAN VALUE:  The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: A monthly premium amount calculated by the Company and specified in the Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly

Deduction after the Date of Issue or the effective date of an increase in the Face Amount. However, making payments at least equal to the Minimum Monthly Factors will not prevent the Policy from lapsing if (a) Debt exceeds Policy Value less surrender charges or (b) partial withdrawals and partial withdrawal charges have reduced premium payments below an amount equal to the Minimum Monthly Factor multiplied by the number of months since the Date of Issue or the effective date of an increase.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts and (b) the accumulation in the General Account credited to that Policy.


POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.


PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.


PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.



SEPARATE ACCOUNT: A Separate Account consists of assets segregated from the Company's other assets. The investment performance of the assets of each Separate Account is determined separately from the other assets of the Company. The assets of a Separate Account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.



SUB-ACCOUNT: A division of the Inheiritage Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc., or the Series of Delaware Group Premium Fund.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS (FUNDS): the Funds of Allmerica Investment Trust, the Portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, T. Rowe Price International Series, and the Series of Delaware Group Premium Fund, Inc. available under the Policy.


VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                                    SUMMARY


The following is a summary of the individual joint survivorship flexible premium variable life insurance policy sold by Allmerica Financial Life Insurance and Annuity Company ("Company"). It highlights key points from the Prospectus which follows. If you are considering the purchase of this product, you should read the Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy together with its attached application constitutes the entire agreement between the Company and You.



FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:


      -      45 days after the application for the Policy is signed,

      - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in your Policy), or

      - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

Upon returning the Policy, you will receive a refund equal to the sum of:

(1) the difference between the premium, including fees and charges paid, and any amount allocated to the Inheiritage Account, PLUS

(2)  the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.


The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, however, the Company will refund the entire amount of premiums paid. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."



CONVERSION PRIVILEGES -- During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a non-variable flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."


ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

      -      life insurance coverage on the named Insureds,

      -      Policy Value,

      -      surrender rights and partial withdrawal rights,

      -      loan privileges, and

      - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE -- The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" Policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the

Sub-Accounts of the Inheiritage Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.


FLEXIBLE PREMIUM -- The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums.


The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.


CONDITIONAL INSURANCE -- If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance applied for but not to exceed $500,000. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.


If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the Company's General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF A POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.



MINIMUM MONTHLY FACTOR -- The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in your Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. At all other times, however, payments of such premiums do not guarantee that the Policy will remain in force. See THE POLICY -- "Premium Payments." Moreover, even during the 48-month period, if Debt exceeds the Policy Value less surrender charges, then making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing.



ALLOCATION OF INITIAL PREMIUMS -- Upon completion of issuance procedures, delivery of the Policy, and receipt of any additional premiums, if you have paid less than $10,000 of initial Net Premiums, such Net Premiums will be allocated to the Sub-Accounts according to your instructions. If initial Net Premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium plus any interest earned will be allocated to the Sub-Accounts upon return to the Company of a Delivery Receipt. See THE POLICY -- "Applying for a Policy."



Net Premiums may be allocated to one or more Sub-Accounts of the Inheiritage Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than seven Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the Company's General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


PARTIAL WITHDRAWALS -- After the first Policy year, you may make partial withdrawals in a minimum amount of $500 from the Policy Value. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.


A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."


LOAN PRIVILEGE -- You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.


Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.



PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


POLICY LAPSE AND REINSTATEMENT -- The failure to make premium payments will not cause a Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

      - the sum of the payments your have made, MINUS any Policy loans, withdrawals and withdrawal charges, and

      - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force or the number of months which have elapsed since the last increase in the Face Amount.


The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later that the Final Premium Payment Date). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.


POLICY VALUE AND SURRENDER VALUE -- The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Inheiritage Account and all accumulations in the General Account of the Company credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Inheiritage Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.


DEATH PROCEEDS -- The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.



Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE POLICY -- "Death Proceeds."



The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.



FLEXIBILITY TO ADJUST SUM INSURED -- Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Policy. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount."



The minimum increase in Face Amount is $100,000 and any increase also may require additional Evidence of Insurability satisfactory to the Company. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."



ADDITIONAL INSURANCE BENEFITS -- You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS.



The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."



PAID-UP INSURANCE OPTION -- The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount or make partial withdrawals. Policy Value in the Inheiritage Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option and transfers of Policy Value back to the Inheiritage Account will not be permitted. Riders will continue only with the consent of the Company. Surrender value and loan value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option."


POLICY FEES AND CHARGES

There are costs related to the insurance and investment features of the Policy. Fees and charges to cover these costs are deducted in several ways.


TAX EXPENSE CHARGE -- A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."



PREMIUM EXPENSE CHARGE -- A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."



MONTHLY DEDUCTIONS FROM POLICY VALUE -- On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.


A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.



As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.


DEDUCTIONS FROM THE INHEIRITAGE ACCOUNT -- A daily charge currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Inheiritage Account is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Inheiritage Amount. The rate is 0.90% for the mortality and expense risk and 0.25% for the Inheiritage Account administrative charge. The administrative charge is eliminated after the 15(th) Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account."


CHARGES OF THE UNDERLYING FUNDS -- In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1996. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.


                                                                              OTHER FUND
                                                    MANAGEMENT            EXPENSES (AFTER ANY          TOTAL FUND
UNDERLYING FUND                                         FEE           APPLICABLE REIMBURSEMENTS)        EXPENSES
------------------------------------------------  ---------------  ---------------------------------  -------------
Select International Equity Fund................         1.00%                     0.23%*                    1.23%***
DGPF International Equity Series................         0.64%                     0.16%**                   0.80%
Fidelity VIP Overseas Portfolio.................         0.76%                     0.17%                     0.93%****
T. Rowe Price International Stock Portfolio.....         1.05%                     0.00%                     1.05%
Select Aggressive Growth Fund...................         1.00%                     0.08%*                    1.08%
Select Capital Appreciation Fund................         1.00%                     0.13%*                    1.13%
Small-Mid Cap Value Fund........................         0.85%                     0.12%*                    0.97%
Select Growth Fund..............................         0.85%                     0.08%*                    0.93%***
Growth Fund.....................................         0.44%                     0.07%*                    0.51%
Fidelity VIP Growth Portfolio...................         0.61%                     0.08%                     0.69%****
Equity Index Fund...............................         0.32%                     0.14%*                    0.46%
Select Growth and Income Fund...................         0.75%                     0.08%                     0.83%***
Fidelity VIP Equity-Income Portfolio............         0.51%                     0.07%                     0.58%****
Fidelity VIP II Asset Manager Portfolio.........         0.64%                     0.10%                     0.74%****
Fidelity VIP High Income Portfolio..............         0.59%                     0.12%                     0.71%
Investment Grade Income Fund....................         0.40%                     0.14%*                    0.52%
Government Bond Fund............................         0.50%                     0.16%*                    0.66%
Money Market Fund...............................         0.28%                     0.06%*                    0.34%


* Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small-Mid Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1996. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these funds.


** Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the public offering for the Series and has been extended through June 30, 1997. Without the expense limitation, in 1996 the total annual expenses of the International Equity Series would have been 1.04%.



*** These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.20% for the Select International Equity Fund, 0.92% for the Select Growth Fund, and 0.80% for the Select Growth and Income Fund.



**** A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses.

Including these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio, 0.67% for Fidelity VIP Growth Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


OTHER CHARGES (NON-PERIODIC)


TRANSACTION CHARGE ON PARTIAL WITHDRAWALS -- A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."



CHARGE FOR INCREASE IN THE FACE AMOUNT -- For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."



TRANSFER CHARGE -- The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."


SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount.


SURRENDER CHARGE ON THE INITIAL FACE AMOUNT -- The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where
(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



The maximum surrender charge remains level for the first 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."



SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT -- A separate surrender charge will apply to and is calculated for each increase in Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. This maximum surrender charge remains level for the first 40 Policy months following the increase and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.



SURRENDER CHARGES ON DECREASES IN THE FACE AMOUNT -- In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."


TAX TREATMENT


A Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."



A Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay test." A Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1994. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLE I) under a "representative" Policy that is surrendered at the end of the applicable period.



Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.


In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1996. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                        TABLE I: SUB-ACCOUNT PERFORMANCE
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96


                                                                        10 Years
                                                One-Year                or Life       Years
                                                 Total         5        of Fund       Since
Underlying Fund                                  Return      Years     (if less)    Inception*
Select International Equity Fund                  -84.84%        N/A      -17.57%        2.67
DGPF International Equity Series                  -86.24%        N/A       -2.25%        4.17
Fidelity VIP Overseas Portfolio                   -92.62%      -1.61%       4.29%        9.92
T. Rowe Price International Stock Portfolio       -91.38%        N/A      -23.59%        2.58
Select Aggressive Growth Fund                     -87.62%        N/A        7.48%        4.36
Select Capital Appreciation Fund                  -96.76%        N/A      -32.21%        1.67
Small-Mid Cap Value Fund                          -78.27%        N/A       -3.91%        3.67
Select Growth Fund                                -84.37%        N/A       -0.97%        4.36
Growth Fund                                       -86.09%       2.71%      11.59%       10.00
Fidelity VIP Growth Portfolio                     -91.23%       5.45%      11.96%       10.00
Equity Index Fund                                 -84.11%       4.82%      11.52%        6.26
Select Growth and Income Fund                     -85.08%        N/A        0.40%        4.36
Fidelity VIP Equity-Income Portfolio              -91.62%       8.68%      10.50%       10.00
Fidelity VIP II Asset Manager Portfolio           -91.32%       0.90%       6.41%        7.32
Fidelity VIP High Income Portfolio                -91.86%       5.21%       7.76%       10.00
Investment Grade Income Fund                     -100.00%      -3.85%       4.79%       10.00
Government Bond Fund                             -100.00%      -5.58%      -3.20%        5.35
Money Market Fund                                 -99.99%      -7.40%       2.18%       10.00


* If less than 10 years. The inception dates for the Underlying Funds are:
  4/29/85 for Growth, Investment Grade and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Small-Mid Cap Value; 5/01/94 for Select International Equity; 4/28/95 for the Select Capital Appreciation Fund; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/06/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; and 3/31/94 for the T. Rowe Price International Stock.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                       TABLE II: SUB-ACCOUNT PERFORMANCE
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses, all Sub-Account charges, and premium tax and expense charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICIES OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96


                                                                               10 Years
                                                      One-Year                  or Life       Years
                                                       Total          5         of Fund       Since
Underlying Fund                                        Return       Years      (if less)    Inception*
Select International Equity Fund                         20.55%         N/A        12.37%        2.67
DGPF International Equity Series                         18.65%         N/A        11.15%        4.17
Fidelity VIP Overseas Portfolio                          11.92%        7.89%        6.64%        9.92
T. Rowe Price International Stock Portfolio              13.23%         N/A         8.67%        2.58
Select Aggressive Growth Fund                            17.19%         N/A        18.39%        4.36
Select Capital Appreciation Fund                          7.55%         N/A        26.86%        1.67
Small-Mid Cap Value Fund                                 27.06%         N/A        13.54%        3.67
Select Growth Fund                                       20.62%         N/A        11.35%        4.36
Growth Fund                                              18.81%       11.50%       13.47%       10.00
Fidelity VIP Growth Portfolio                            13.39%       13.83%       13.82%       10.00
Equity Index Fund                                        20.90%       13.29%       16.40%        6.26
Select Growth and Income Fund                            19.87%         N/A        12.47%        4.36
Fidelity VIP Equity-Income Portfolio                     12.97%       16.62%       12.43%       10.00
Fidelity VIP II Asset Manager Portfolio                  13.29%        9.98%       10.40%        7.32
Fidelity VIP High Income Portfolio                       12.72%       13.63%        9.84%       10.00
Investment Grade Income Fund                              2.36%        6.05%        7.06%       10.00
Government Bond Fund                                      2.32%        4.64%        5.68%        5.35
Money Market Fund                                         4.14%        3.18%        4.65%       10.00


* If less than 10 years. The inception dates for the Underlying Funds are:
  4/29/85 for Growth, Investment Grade and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Small-Mid Cap Value; 5/01/94 for Select International Equity; 4/28/95 for the Select Capital Appreciation Fund; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/06/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; and 3/31/94 for the T. Rowe Price International Stock.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE
                     PRICE INTERNATIONAL SERIES, INC., AND
                       DELAWARE GROUP PREMIUM FUND, INC.



THE COMPANY



The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America.


THE INHEIRITAGE ACCOUNT


The Inheiritage Account was authorized by vote of the Board of Directors of the Company on September 15, 1993. The Inheiritage Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Inheiritage Account or the Company by the SEC.



The assets used to fund the variable portion of the Policies are set aside in the Inheiritage Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Inheiritage Account may not be charged with any liabilities arising out of any other business of the Company. Eighteen Sub-accounts of the Inheiritage Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:


      -      Allmerica Investment Trust

      -      Variable Insurance Products Fund

      -      Variable Insurance Products Fund II

      -      T. Rowe Price International Series, Inc.

      -      Delaware Group Premium Fund, Inc.

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Inheiritage Account.


Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Inheiritage Account administrative charge. See CHARGES AND DEDUCTIONS --

"Charges Against Assets of the Inheiritage Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Inheiritage Account administrative charge.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Inheiritage Account.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment funds.



The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other affiliated insurance companies. Eleven investment portfolios of the Trust ("Funds") are available under the Policy, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Small-Mid Cap Value Fund.



Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Underlying Funds. See INVESTMENT ADVISORY SERVICES, -- "Investment Advisory Services to the Trust."


VARIABLE INSURANCE PRODUCTS FUND


Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II."


VARIABLE INSURANCE PRODUCTS FUND II


Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Variable Insurance Products Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Asset Manager Portfolio. The Portfolios of Fidelity VIP II, as part of their operating expenses, pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II."


T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: the T. Rowe Price International Stock Portfolio.

DELAWARE GROUP PREMIUM FUND, INC.


Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policy: the International Equity Series. The Investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "Investment Advisory Services to DGPF."


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.


SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund of the Trust seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund of the Trust seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund of the Trust seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SMALL-MID CAP VALUE FUND -- The Small-Mid Cap Value Fund of the Trust seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund of the Trust seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

GROWTH FUND -- The Growth Fund of the Trust is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


EQUITY INDEX FUND -- The Equity Index Fund of the Trust seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Stocks.


SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.


FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.


FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See the Fidelity VIP prospectus.


INVESTMENT GRADE INCOME FUND -- The Investment Grade Income Fund of the Trust is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

GOVERNMENT BOND FUND -- The Government Bond Fund of the Trust has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- The Money Market Fund of the Trust is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment Policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Sub-

Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.


                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST

The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment. Allmerica Asset Management, Inc., an indirect wholly-owned subsidiary of Allmerica Financial Corporation, is an affiliate of the Company.


Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, reports to shareholders, and other expenses.


For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:


Select International Equity Fund           *           1.00%

Select Aggressive Growth Fund              *           1.00%

Select Capital Appreciation Fund           *           1.00%

Small-Mid Cap Value Fund           First $100 million  1.00%
                                   $100 - 250 million  0.85%
                                   $250- $500 million  0.80%
                                  $500 - $750 million  0.75%
                                    Over $750 million  0.70%

Select Growth Fund                         *           0.85%

Growth Fund                         First $50 million  0.60%
                                    $50 - 250 million  0.50%
                                    Over $250 million  0.35%

Equity Index Fund                   First $50 million  0.35%
                                    $50 - 250 million  0.30%
                                    Over $250 million  0.25%

Select Growth and Income Fund                          0.75%

Investment Grade Income Fund        First $50 million  0.50%
                                    $50 - 250 million  0.35%
                                    Over $250 million  0.25%

Government Bond Fund                       *           0.50%

Money Market Fund                   First $50 million  0.35%
                                    $50 - 250 million  0.25%
                                    Over $250 million  0.20%

*For the Government Bond Fund, Select International Equity Fund, Select
 Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, and Select Growth and Income Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.


The Manager is solely responsible for the payment of all fees to Sub-Advisers for their investment management services. Sub-Adviser fees, described in the Trust's prospectus, in no way increase the costs that the funds, Inheiritage Account and Policyowners bear.



Allmerica Investment's fee, computed for each Fund, will be paid from the assets of such Fund. Pursuant to the Management Agreement with the Trust, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreements, the Sub-Advisers are authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers.


The Sub-Advisers and the fees they receive from Allmerica Investment (computed daily at an annual rate based on the average daily net asset value of each
Fund), are as follows:


            Sub-Adviser                            Fund                  Net Asset Value     Rate
-----------------------------------  --------------------------------  -------------------  ------

Bank of Ireland Asset Management     Select International Equity Fund    First $50 million   0.45%
(U.S.) Limited                                                            Next $50 million   0.40%
                                                                         Over $100 million   0.30%

Nicholas-Applegate Capital           Select Aggressive Growth Fund             **            0.60%
Management, L.P.

Janus Capital Corporation            Select Capital Appreciation Fund   First $100 million   0.60%
                                                                         Over $100 million   0.55%

CRM Advisors, LLC                    Small-Mid Cap Value Fund           First $100 million   0.60%
                                                                        $100 - 250 million   0.50%
                                                                        $250- $500 million   0.40%
                                                                       $500 - $750 million  0.375%
                                                                         Over $750 million   0.35%

Putnam Investment Management, Inc.   Select Growth Fund                  First $50 million   0.50%
                                                                         $50 - 150 million   0.45%
                                                                        $150 - 250 million   0.35%
                                                                        $250 - 350 million   0.30%
                                                                         Over $350 million   0.25%

Miller, Anderson & Sherrerd, LLP     Growth Fund                                *                *

Allmerica Asset Management, Inc.     Equity Index Fund                         **            0.10%

John A. Levin & Co., Inc.            Select Growth and Income Fund      First $100 million   0.40%
                                                                         Next $200 million   0.25%
                                                                         Over $300 million   0.30%

Allmerica Asset Management, Inc.     Investment Grade Income Fund              **            0.20%

Allmerica Asset Management, Inc.     Government Bond Fund                      **            0.20%

Allmerica Asset Management, Inc.     Money Market Fund                         **            0.10%

* Allmerica Investment will pay a fee to Miller, Anderson & Sherrerd LLP based on the aggregate assets of the Growth Fund and certain other accounts of First Allmerica and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd LLP, under the following schedule:

  Aggregate Average Net
          Assets              Rate
--------------------------  ---------
    First $50 million          0.500%
    $50 - 100 million          0.375%
    $100 - 500 million         0.250%
    $500 - 850 million         0.200%
    Over $850 million          0.150%

** For the Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, and Select Aggressive Growth Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.


INVESTMENT ADVISORY SERVICES TO FIDELITY VIP AND FIDELITY VIP II -- For managing investments and business affairs, each Portfolio pays a monthly fee to FMR. The prospectuses of Fidelity VIP and Fidelity VIP II contain additional information concerning the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.


The Fidelity VIP High Income Portfolio pays a monthly fee to FMR at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month.

One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The fee rates of the Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager and Fidelity VIP Overseas Portfolios each are made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Fidelity VIP Equity-Income Portfolio, 0.30% for the Fidelity VIP Growth Portfolio, 0.25% for the Fidelity VIP II Asset Manager Portfolio and 0.45% for the Fidelity VIP Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP II Asset Manager Portfolio may have a fee as high as 0.77% of its average net assets. The Overseas Portfolio may have a fee as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by FMR.


INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE -- The Investment Adviser for the
T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.


INVESTMENT ADVISORY SERVICES TO DGPF -- The Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series to Delaware International is equal to 0.75% of the average daily net assets of the Series.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Inheiritage Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Inheiritage Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy owner.



The Company also reserves the right to establish additional Sub-Accounts of the Inheiritage Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.



Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP, Fidelity VIP II, T. Rowe Price and the DGPF Series are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.



If any of these substitutions or changes is made, the Company may by endorsement change the Policy to reflect the substitution or change and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Inheiritage Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.


                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each

Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion.


The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (a) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds or (b) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Policyowners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                                   THE POLICY

APPLYING FOR A POLICY

A Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT -- It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL -- Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued to the trustee of an employee benefit plan, the amounts held in the Company's General Account will be allocated to the Sub-Accounts according to the Policyowner's instructions when the Delivery Receipt is returned to the Principal Office. For all other Policyowners, the date we transfer the initial net premium from the General Account to the selected Sub-Accounts depends on the premium amount. If the initial net premiums are less than $10,000, the amounts held in the General Account will be allocated to the selected Sub-Accounts not later than three days after underwriting approval of the Policy. If the initial net premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium, plus any interest earned, will remain in the General Account until return of the Policy's Delivery Receipt to the Principal Office. The entire amount held in the General Account for allocation to the Inheiritage Account then will be allocated to the Sub-Accounts according to your instructions.

FREE-LOOK PERIOD


The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of :



      -      45 days after the application for the Policy are signed, or


      - 10 days after you receive the Policy (or longer if required by state law), or

      - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail within seven days a refund equal to the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Inheiritage Account, PLUS

(2) the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, the refund will equal the premiums paid. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.


FREE LOOK WITH FACE AMOUNT INCREASES -- After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:


      -      45 days after the application for the increase is signed, or

      - 10 days after you receive the new specification pages issued for the increase (or longer if required by state law), or

      - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Inheiritage Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Inheiritage Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, Issue Ages, Date of Issue, and Premium Class as the original Policy.


PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Inheiritage Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY -- Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted each month, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under a MAP procedure is $50.


Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.



MINIMUM MONTHLY FACTOR -- If, in the first 48 Policy months following issue or an increase in the Face Amount, you make premium payments, less partial withdrawals and partial withdrawal charges, at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or Policy Change which causes a change in the Minimum Monthly Factor has been in force and Debt does not exceed Policy Value less surrender charges, the Policy is guaranteed not to lapse during that period. EXCEPT FOR THE 48 POLICY MONTHS AFTER THE DATE OF ISSUE, OR THE EFFECTIVE DATE OF AN INCREASE IN THE FACE AMOUNT, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.



In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


INCENTIVE FUNDING DISCOUNT


We will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

PAID-UP INSURANCE OPTION


Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.



The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Inheiritage Account to the General Account on the date it receives the written request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker, male, female (or Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.



IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:



      - As described above, the paid-up insurance benefit is computed differently from the Net Death Benefit, and the death benefit options will not apply.


      - The Company will transfer the Policy Value in the Inheiritage Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Inheiritage Account.

      -      The Policyowner may not make further premium payments.

      - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

      -      Riders will continue only with the Company's consent.


After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insureds' Ages. The net cash value is the cash value less any outstanding loans.


ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Inheiritage Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than seven Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED -- You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.


If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.

The procedures the Company follows for telephone transactions include requiring callers to identify themselves by name, and to identify the Policyowner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK -- The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred.


All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.


Currently, transfers involving the General Account are permitted only if:

      - there has been at least a 90-day period since the last transfer from the General Account, and

      - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION -- You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

      - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS -- The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

      -      the minimum amount that may be transferred,

      - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

      - the minimum period of time between transfers involving the General Account, and

      - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

DEATH PROCEEDS


The Policy provides for the payment of the Death Proceeds to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, the Policyowner must mail due proof of such death to the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary, upon due proof of the death of the last surviving Insured.



The Company will normally pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


Prior to the Final Premium Payment Date, the Death Proceeds are:

      - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

      - any additional insurance on the Insureds' lives that is provided by rider; minus

      - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of death of the last surviving Insured.

SUM INSURED OPTIONS


The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the applications. You may change the option once per Policy year by Written Request. There is no charge for a change in option.


Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.


GUIDELINE MINIMUM SUM INSURED -- The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the first Table below (for all Policies issued in Pennsylvania and for certain other Policies* described below, Table 2 applies). The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (Age of Younger Insured on Death of Last Surviving Insured)

   Age      Percentage
---------  -------------
under 60          300%
   60             300%
   61             293%
   62             286%
   63             279%
   64             272%
   65             265%
   66             258%
   67             251%
   68             244%
   69             237%
   70             230%
   71             223%
   72             217%
   73             211%
   74             205%
   75             198%
   76             192%
   77             186%

   Age      Percentage
---------  -------------
   78             180%
   79             173%
   80             167%
   81             163%
   82             159%
   83             155%
   84             151%
   85             147%
   86             143%
   87             139%
   88             135%
   89             130%
   90             125%
   91             120%
   92             115%
   93             110%
   94             105%
   95             100%
 Over 95          100%


For all Policies issued in Pennsylvania and for certain other Policies* described below, GUIDELINE MINIMUM SUM INSURED -- TABLE 2 applies, as follows:



                    GUIDELINE MINIMUM SUM INSURED -- TABLE 2
          (Age of Younger Insured on Death of Last Surviving Insured)

   Age       Percentage
----------  -------------
 thru 40           250%
    41             243%
    42             236%
    43             229%
    44             222%
    45             215%
    46             209%
    47             203%
    48             197%
    49             191%
    50             185%
    51             178%
    52             171%
    53             164%
    54             157%
    55             150%
    56             146%
    57             142%
    58             138%
    59             134%
    60             130%

   Age       Percentage
----------  -------------
    61             128%
    62             126%
    63             124%
    64             122%
    65             120%
    66             119%
    67             118%
    68             117%
    69             116%
    70             115%
    71             113%
    72             111%
    73             109%
    74             107%
75 thru 90         105%
    91             104%
    92             103%
    93             102%
    94             101%
    95             100%


* For a period of 90 days after a state insurance department has approved the use of GUIDELINE MINIMUM SUM INSURED -- TABLE 2, the Company will permit Policyowners in that state to endorse the Policy to elect GUIDELINE MINIMUM SUM INSURED TABLE 2. After a state insurance department has approved its use, all new Policies issued in that state will utilize GUIDELINE MINIMUM SUM INSURED -- TABLE 2.

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.


For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Policy Value will accumulate will be slower, under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

ILLUSTRATIONS -- For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1 -- Under Option 1, a Policy with a $300,000 Face Amount will generally have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 X 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 X 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 X 3.00).

Similarly, so long as Policy Value exceeds $100,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2 -- For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000);
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 X 3.00); Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 X 3.00); and Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 X 3.00).

Similarly, if Policy Value exceeds $150,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.


CHANGE FROM OPTION 1 TO OPTION 2 -- If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


CHANGE FROM OPTION 2 TO OPTION 1 -- If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e. the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. However, the change in option will affect the determination of the Sum Insured from that point on, since the Policy Value will no longer be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Inheiritage Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.


A change in Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."


CHANGE IN FACE AMOUNT


Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN FACE AMOUNT -- Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in Face Amount may not be less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.


On the effective date of each increase in Face Amount, a transaction charge of $40 will be deducted from Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.


An increase in the Face Amount will generally affect the Insurance Amount at Risk and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."



After increasing the Face Amount, you will have the right (1) during a free-look period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.



DECREASES IN THE FACE AMOUNT -- The minimum amount for a decrease in Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.



A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:


      -      the Face Amount provided by the most recent increase;

      -      the next most recent increases successively; and

      -      the initial Face Amount.


This order will also be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

      -      your accumulation in the General Account, PLUS

      -      the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.


CALCULATION OF POLICY VALUE -- The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Inheiritage Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:


      - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; PLUS

      - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT -- Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a Sub-Account of the Inheiritage Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to
1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and
(d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to .90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 1.275%; and

(d) is the Inheiritage Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.


The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


DEATH PROCEEDS PAYMENT OPTIONS


During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.


OPTIONAL INSURANCE BENEFITS


Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


POLICY SURRENDER


You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."



The proceeds on surrender may be paid in a single lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from surrender see FEDERAL TAX CONSIDERATIONS.


PARTIAL WITHDRAWALS


Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.



A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.


                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of First Allmerica and its affiliates located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll), employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The Cost of Insurance Charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE


A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.


PREMIUM EXPENSE CHARGE


A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.


MONTHLY DEDUCTION FROM POLICY VALUE


Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."



Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. However, if on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.


COST OF INSURANCE -- This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face

Amount and for each subsequent increase in Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.


CALCULATION OF THE CHARGE -- If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.


If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the policy month.


EFFECT OF THE GUIDELINE MINIMUM SUM INSURED -- If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:


      - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

             - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                             OR

             - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).


When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."



COST OF INSURANCE RATES -- Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.



The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.



The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and nonsmokers. Nonsmoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a nonsmoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a nonsmoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in Face Amount. For each increase in Face Amount you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.


MONTHLY ADMINISTRATIVE CHARGES -- Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.


CHARGES AGAINST ASSETS OF THE INHEIRITAGE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Inheiritage Account.

MORTALITY AND EXPENSE RISK CHARGE -- The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 1.275% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.


INHEIRITAGE ACCOUNT ADMINISTRATIVE CHARGE -- During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Inheiritage Account and the Sub-Accounts and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Inheiritage Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Inheiritage Account administrative charge is imposed after the 15(th) Policy year.



OTHER CHARGES AND EXPENSES -- Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the

Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, and DGPF contain additional information concerning such fees and expenses.



No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.


SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.


The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:


(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and


(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.



If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE -- A separate surrender charge will apply to and is calculated for each increase in Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.


ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT -- Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of existing Policy Value to the increase and to allocate subsequent premium payments between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.


See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT -- A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.


CHARGES ON PARTIAL WITHDRAWALS


After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

      - first, the surrender charge for the most recent increase in the Face Amount;

      - second, the surrender charge for the next most recent increases successively;

      -      last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES


The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."


You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust to one or more of the other Sub-Accounts; or

      -      to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.


If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.



CHARGE FOR INCREASE IN FACE AMOUNT


For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. No such charges are currently imposed and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.


The loan amount normally will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT -- As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.


PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


LOAN INTEREST CHARGED -- Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS


Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Inheiritage Account cannot exceed the Policy Value previously transferred from the Inheiritage Account to secure the Debt.



If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.


EFFECT OF POLICY LOANS


Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the last surviving Insured or surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.


Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.



LIMITED 48-MONTH GUARANTEE -- Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.


Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.


REINSTATEMENT -- If the Policy has not been surrendered and either or both the Insureds is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:


      -      a written application for reinstatement,


      - Evidence of Insurability showing that the Insureds is insurable according to the Company's underwriting rules, and


      - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (a) or (b), above. Under (a), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (b), the minimum amount payable is the sum of

      - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

      - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in (b) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

      - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

      - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

      -      the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER


The Policyowner is named in the applications for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.


BENEFICIARY


The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.


INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for a Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT


The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


POSTPONEMENT OF PAYMENTS


Payments of any amount due from the Inheiritage Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers may be postponed whenever: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or
(b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Inheiritage Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.


The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

           NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                                  PAST FIVE YEARS
---------------------------------------  ---------------------------------------------------

Bruce C. Anderson                        Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica
Abigail M. Armstrong                     Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                    First Allmerica
John P. Kavanaugh                        Director and Chief Investment Officer of First
 Director, Vice President and             Allmerica since 1996; Vice President, First
 Chief Investment Officer                 Allmerica
John F. Kelly                            Director of First Allmerica since 1996; Senior Vice
 Director                                 President, General Counsel and Assistant
                                          Secretary, First Allmerica
J. Barry May                             Director of First Allmerica since 1996; Director
 Director                                 and President, The Hanover Insurance Company since
                                          1996; Vice President, The Hanover Insurance
                                          Company, 1993 to 1996
James R. McAuliffe                       Director of First Allmerica since 1996; President
 Director                                 and CEO, Citizens Insurance Company of America
                                          since 1994; Vice President 1982 to 1994 and Chief
                                          Investment Officer, First Allmerica 1986 to 1994
John F. O'Brien                          Director, Chairman of the Board, President and
 Director and Chairman of the Board       Chief Executive Officer, First Allmerica since
                                          1989
Edward J. Parry III                      Director and Chief Financial Officer of First
 Director, Vice President,                Allmerica since 1996; Vice President and
 Chief Financial Officer and Treasurer    Treasurer, First Allmerica since 1993
Richard M. Reilly                        Director of First Allmerica since 1996; Vice
 Director, President and                  President, First Allmerica; Director, Allmerica
 Chief Executive Officer                  Investments, Inc.; Director and President,
                                          Allmerica Investment Management Company, Inc.
Larry C. Renfro                          Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica
Eric A. Simonsen                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica; Chief Financial
                                          Officer, First Allmerica 1990 to 1996
Phillip E. Soule                         Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica

                                  DISTRIBUTION


Allmerica Investments, Inc., an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Inheiritage Account. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., or of broker-dealers which have entered into selling agreements with Allmerica Investments, Inc.



The Company pays to registered representatives who sell the Policy Commissions based on a commission schedule. After issue of the Policy or an increase in Face Amount, commissions generally will equal 50 percent of the first year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal 3.5 percent of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10 percent of first year or 14 percent of renewal premiums.



The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to you or to the Inheiritage Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor services.



                                    SERVICES



The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Policyowners. Currently, the Company receives service fees with respect to the Fidelity VIP Overseas Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Asset Manager Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Inheiritage Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Inheiritage Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.


                                    REPORTS

The Company will maintain the records relating to the Inheiritage Account. You will be promptly sent statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).


In addition, you will be sent periodic reports containing financial statements and other information for the Inheiritage Account and the Underlying Investment Companies as required by the 1940 Act.


                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Inheiritage Account is a party, or to which the assets of the Inheiritage Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Inheiritage Account.

                              FURTHER INFORMATION


A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS


The financial statements of Allmerica Financial Life Insurance and Annuity Company prepared in accordance with generally accepted accounting principles as of and for the year ended December 31, 1996, the statutory basis financial statements of Allmerica Financial Life Insurance and Annuity Company for 1995 and each of the three years ended December 31, 1995 and the financial statements for the Inheiritage Account of the Company as of December 31, 1996 and for the periods indicated included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



The financial statements of Allmerica Financial Life Insurance and Annuity Company included herein should be considered only as bearing on the ability of Allmerica Financial Life Insurance and Annuity Company to meet its obligations under the Policies.


                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.



It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.


THE COMPANY AND THE INHEIRITAGE ACCOUNT


The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Inheiritage Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Inheiritage Account.


The Company will review periodically the question of a charge to the Inheiritage Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Inheiritage Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Inheiritage Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value of the Policy is not taxable until received by the Policyowner or the Policyowner's designee. But see "Modified Endowment Contracts." Although the Company believes that the Policies are in compliance with

Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.


The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Inheiritage Account.



Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner, or Beneficiary.


SPLIT OPTION RIDER -- The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.


POLICY LOANS -- The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may revoke your request for a preferred loan.



Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies covering the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS


The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including a Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level premiums.



If a Policy is considered a modified endowment contract, all distributions under the Policy will be taxed on an "income first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.



Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.


ESTATE AND GENERATION SKIPPING TAXES


When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.



As a general rule, if an insured is the policyowner and death proceeds are payable to a person two or more generations younger than the policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the Insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, the policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.


                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT


As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the Securities Act of 1933 or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the Securities and Exchange Commission. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE


The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").



The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.


Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. However, such Policy Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4% per year, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE POLICY


This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Inheiritage Account. For complete details regarding the General Account, see the Policy itself.


TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account.

The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.


Policy loans may also be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3.5% per year for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              FINANCIAL STATEMENTS


Financial statements for the Company and for the Inheiritage Account are included in this prospectus beginning immediately after this section. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Inheiritage Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

FINANCIAL STATEMENTS
DECEMBER 31, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

    In our opinion, the accompanying balance sheet and the related statement of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 1996, and the results of their operations and their cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1997

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                              STATEMENT OF INCOME

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 REVENUES
   Premiums.....................................  $   32.7
     Universal life and investment product
      policy fees...............................     176.2
     Net investment income......................     171.7
     Net realized investment losses.............      (3.6)
     Other income...............................       0.9
                                                  ---------
         Total revenues.........................     377.9
                                                  ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................     192.6
     Policy acquisition expenses................      49.9
     Other operating expenses...................      86.6
                                                  ---------
         Total benefits, losses and expenses....     329.1
                                                  ---------
 Income before federal income taxes.............      48.8
                                                  ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      26.9
     Deferred...................................      (9.8)
                                                  ---------
         Total federal income tax expense.......      17.1
                                                  ---------
 Net income.....................................  $   31.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                                 BALANCE SHEET

 DECEMBER 31,
 (IN MILLIONS)                                                1996
 --------------------------------------------------------  ----------
 ASSETS
   Investments:
     Fixed maturities-at fair value (amortized cost of
      $1,660.2)..........................................  $ 1,698.0
     Equity securities-at fair value (cost of $33.0).....       41.5
     Mortgage loans......................................      221.6
     Real estate.........................................       26.1
     Policy loans........................................      131.7
     Other long-term investments.........................        7.9
                                                           ----------
         Total investments...............................    2,126.8
                                                           ----------
   Cash and cash equivalents.............................       18.8
   Accrued investment income.............................       37.7
   Deferred policy acquisition costs.....................      632.7
                                                           ----------
   Reinsurance receivables:
     Future policy benefits..............................       68.1
     Outstanding claims, losses and loss adjustment
      expenses...........................................        3.5
     Other...............................................        0.9
                                                           ----------
         Total reinsurance receivables...................       72.5
                                                           ----------
   Other assets..........................................        8.2
   Separate account assets...............................    4,524.0
                                                           ----------
         Total assets....................................  $ 7,420.7
                                                           ----------
                                                           ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,163.0
     Outstanding claims, losses and loss adjustment
      expenses...........................................       15.4
     Unearned premiums...................................        2.7
     Contractholder deposit funds and other policy
      liabilities........................................       32.8
                                                           ----------
         Total policy liabilities and accruals...........    2,213.9
                                                           ----------
   Expenses and taxes payable............................       77.3
   Deferred federal income taxes.........................       60.2
   Separate account liabilities..........................    4,523.6
                                                           ----------
         Total liabilities...............................    6,875.0
                                                           ----------
   Commitments and contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
    authorized, 2,518 shares issued and outstanding......        2.5
   Additional paid-in-capital............................      346.3
   Unrealized appreciation on investments, net...........       20.5
   Retained earnings.....................................      176.4
                                                           ----------
         Total shareholder's equity......................      545.7
                                                           ----------
         Total liabilities and shareholder's equity......  $ 7,420.7
                                                           ----------
                                                           ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 COMMON STOCK
     Balance at beginning of year...............  $    2.5
     Issued during year.........................      --
                                                  ---------
     Balance at end of year.....................       2.5
                                                  ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of year...............     324.3
     Contributed from parent....................      22.0
                                                  ---------
     Balance at end of year.....................     346.3
                                                  ---------
 RETAINED EARNINGS
     Balance at beginning of year...............     144.7
     Net income.................................      31.7
                                                  ---------
     Balance at end of year.....................     176.4
                                                  ---------
 NET UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS
     Balance at beginning of year...............      23.8
                                                  ---------
     Appreciation (depreciation) during the
      period:
         Net appreciation (depreciation) on
        available-for-sale securities...........      (5.1)
         (Provision) benefit for deferred
        federal income taxes....................       1.8
                                                  ---------
                                                      (3.3)
                                                  ---------
         Balance at end of year.................      20.5
                                                  ---------
             Total shareholder's equity.........  $  545.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                            STATEMENT OF CASH FLOWS

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                    1996
 --------------------------------------------  ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    31.7
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Net realized losses.................        3.6
         Net amortization and depreciation...        3.5
         Deferred federal income taxes
        (benefits)...........................       (9.8)
         Change in deferred policy
        acquisition costs....................      (66.8)
         Change in premiums and notes
        receivable, net of reinsurance
        payable..............................       (0.2)
         Change in accrued investment
        income...............................        1.2
         Change in policy liabilities and
        accruals, net........................      (39.9)
         Change in reinsurance receivable....       (1.5)
         Change in expenses and taxes
        payable..............................       32.3
         Separate account activity, net......       10.5
         Other, net..........................       (0.2)
                                               ----------
             Net cash provided by operating
               activities....................      (35.6)
                                               ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................      809.4
     Proceeds from disposals of equity
      securities.............................        1.5
     Proceeds from disposals of other
      investments............................       17.5
     Proceeds from mortgages matured or
      collected..............................       34.0
     Purchase of available-for-sale fixed
      maturities.............................     (795.8)
     Purchase of equity securities...........      (13.2)
     Purchase of other investments...........      (36.2)
     Other investing activities, net.........       (2.1)
                                               ----------
             Net cash (used in) provided by
               investing activities..........       15.1
                                               ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
      capital paid in........................       22.0
                                               ----------
             Net cash provided by financing
               activities....................       22.0
                                               ----------
 Net change in cash and cash equivalents.....        1.5
 Cash and cash equivalents, beginning of
  year.......................................       17.3
                                               ----------
 Cash and cash equivalents, end of year......  $    18.8
                                               ----------
                                               ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.4
     Income taxes paid.......................  $    16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION

    Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of SMA Financial Corporation, which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

    The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

    The Company classifies all debt and equity securities as available-for-sale.

    Realized gains and losses on sales of fixed maturities and equity securities are determined on the specific-identification basis using amortized cost for fixed maturities and cost for equity securities. Fixed maturities and equity securities with other than temporary declines in fair value are written down to estimated fair value resulting in the recognition of realized losses.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

    Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

    Policy loans are carried principally at unpaid principal balances.

    Real estate that has been acquired through the foreclosure of mortgage loans is valued at the estimated fair value at the time of foreclosure. The Company considers several methods in determining fair value at foreclosure, using primarily third-party appraisals and discounted cash flow analyses. After foreclosure, the Company makes a determination as to whether the asset should be held for production of income or held for sale.

    Real estate investments held for the production of income and held for sale are carried at depreciated cost less valuation allowances, if necessary, to reduce the carrying value to fair value. Depreciation is generally calculated using the straight-line method.

    Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

    In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

    Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life and group variable universal life products and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits over the expected life of the contracts using a revised interest rate applied to the remaining benefit period. Acquisition costs related to annuity and other life insurance businesses are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination.

    Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

    Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

    Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

    Premiums for individual accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

    All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Premiums for individual life and health insurance and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefits in excess of fund values and net investment income credited to universal life fund values.

I.  FEDERAL INCOME TAXES

    AFC, FAFLIC, AFLIAC and FAFLIC's non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

    The Board of Directors has delegated to AFC management the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated life-nonlife return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

    Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

    In March, 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of", was issued. This statement requires companies to write down to fair value long-lived assets whose carrying value is greater than the undiscounted cash flows of those assets. The statement also requires that long-lived assets of which management is committed to dispose, either by sale or abandonment, be valued at the lower of their carrying amount or fair value less costs to sell. This statement is effective for fiscal years beginning after December 15, 1995. The adoption of this statement has not had a material effect on the financial statements.

2.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

    The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                              1996
                                          --------------------------------------------
                                                        GROSS       GROSS
DECEMBER 31                               AMORTIZED    UNREALIZED UNREALIZED    FAIR
(IN MILLIONS)                              COST (1)     GAINS      LOSSES      VALUE
----------------------------------------  ----------   --------   ---------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......   $   15.7      $ 0.5      $ 0.2     $   16.0
States and political subdivisions.......        8.9        1.6       --           10.5
Foreign governments.....................       53.2        2.9       --           56.1
Corporate fixed maturities..............    1,437.2       38.6        6.1      1,469.7
Mortgage-backed securities..............      145.2        2.2        1.7        145.7
                                          ----------   --------   ---------   --------
Total fixed maturities
 available-for-sale.....................   $1,660.2      $45.8      $ 8.0     $1,698.0
                                          ----------   --------   ---------   --------
Equity securities.......................   $   33.0      $10.2      $ 1.7     $   41.5
                                          ----------   --------   ---------   --------
                                          ----------   --------   ---------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

    In March 1994, AFLIAC voluntarily withdrew its license in New York in order to provide for certain commission arrangements prohibited by New York comparable to AFLIAC's competitors. In connection with the withdrawal, FAFLIC, which is licensed in New York, became qualified to sell the products previously sold by AFLIAC in New York. AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1996.

    There were no contractual fixed maturity investment commitments at December 31, 1996.

    The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1996
                                                              --------------------
DECEMBER 31                                                   AMORTIZED    FAIR
(IN MILLIONS)                                                   COST       VALUE
------------------------------------------------------------  ---------  ---------

Due in one year or less.....................................  $  129.2   $  130.0
Due after one year through five years.......................     459.0      473.4
Due after five years through ten years......................     735.1      751.1
Due after ten years.........................................     336.9      343.5
                                                              ---------  ---------
    Total...................................................  $1,660.2   $1,698.0
                                                              ---------  ---------
                                                              ---------  ---------

    The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEAR ENDED DECEMBER 31                                  PROCEEDS FROM      GROSS  GROSS
(IN MILLIONS)                                                  VOLUNTARY SALES     GAINS  LOSSES
------------------------------------------------------------  ------------------   -----  ------

1996

Fixed maturities............................................   $496.6              $4.3   $8.3
                                                              -------              -----  ------
Equity securities...........................................   $  1.5              $0.4   $0.1
                                                              -------              -----  ------

    Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                              EQUITY
FOR THE YEAR ENDED DECEMBER 31                                  FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)   TOTAL
------------------------------------------------------------  ----------   -------------   ------

1996

Net appreciation (depreciation), beginning of year..........    $ 20.4      $ 3.4          $ 23.8
                                                              ----------   ------          ------
  Net (depreciation) appreciation on available-for-sale
   securities...............................................     (20.8)       6.7           (14.1)
  Net appreciation from the effect on deferred policy
   acquisition costs and on policy liabilities..............       9.0       --               9.0
  Provision for deferred federal income taxes...............       4.1       (2.3)            1.8
                                                              ----------   ------          ------
                                                                  (7.7)       4.4            (3.3)
                                                              ----------   ------          ------
Net appreciation, end of year...............................    $ 12.7      $ 7.8          $ 20.5
                                                              ----------   ------          ------
                                                              ----------   ------          ------

(1) Includes net appreciation on other investments of $2.2 million.

B.  MORTGAGE LOANS AND REAL ESTATE

    AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

    The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Mortgage loans..........................  $221.6
                                          ------
Real estate:
  Held for sale.........................    26.1
  Held for production of income.........    --
                                          ------
    Total real estate...................    26.1
                                          ------
Total mortgage loans and real estate....  $247.7
                                          ------
                                          ------

    Reserves for mortgage loans were $9.5 million at December 31, 1996.

    During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

    At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $16.0 million. These commitments generally expire within one year.

    Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Property type:
  Office building.......................  $ 86.1
  Residential...........................    39.0
  Retail................................    55.9
  Industrial / warehouse................    52.6
  Other.................................    25.3
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------
Geographic region:

  South Atlantic........................  $ 72.9
  Pacific...............................    37.0
  East North Central....................    58.3
  Middle Atlantic.......................    35.0
  West South Central....................     5.7
  New England...........................    21.9
  Other.................................    28.1
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------

    At December 31, 1996, scheduled mortgage loan maturities were as follows:
1997 -- $58.6 million; 1998 -- $53.1 million; 1999 -- $21.5 million; 2000 --
$52.3 million; 2001 -- $7.7 million; and $28.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1996, the Company refinanced $7.8 million of mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEAR ENDED                                               BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1996

Mortgage loans...........    $12.5        $4.5       $7.5          $ 9.5
Real estate..............      2.1        --          0.4            1.7
                           ----------   ---------   ----------   ----------
    Total................    $14.6        $4.5       $7.9          $11.2
                           ----------   ---------   ----------   ----------
                           ----------   ---------   ----------   ----------

    The carrying value of impaired loans was $21.5 million with related reserves of $7.3 million as of December 31, 1996. All impaired loans were reserved as of December 31, 1996.

    The average carrying value of impaired loans was $26.3 million, with related interest income while such loans were impaired, of $3.4 million as of December 31, 1996.

D.  OTHER

    At December 31, 1996, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

3.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

    The components of net investment income were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  ------

Fixed maturities.............................  $137.2
Mortgage loans...............................    22.0
Equity securities............................     0.7
Policy loans.................................    10.2
Real estate..................................     6.2
Other long-term investments..................     0.8
Short-term investments.......................     1.4
                                               ------
Gross investment income......................   178.5
Less investment expenses.....................    (6.8)
                                               ------
Net investment income........................  $171.7
                                               ------
                                               ------

    At December 31, 1996, mortgage loans on non-accrual status were $5.0 million, including restructured loans of $2.6 million. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was to reduce net income by $0.1 million in 1996. There were no fixed maturities on non-accrual status at December 31, 1996.

    The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $25.4 million at December 31, 1996. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.6 million in 1996. Actual interest income on these loans included in net investment income aggregated $2.2 million in 1996.

    There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1996.

B.  REALIZED INVESTMENT GAINS AND LOSSES

    Realized gains (losses) on investments were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----

Fixed maturities.............................  $(3.3)
Mortgage loans...............................   (3.2)
Equity securities............................    0.3
Real estate..................................    2.5
Other........................................    0.1
                                               -----
Net realized investment losses...............  $(3.6)
                                               -----
                                               -----

    Proceeds from voluntary sales of investments in fixed maturities were $496.6 million in 1996. Realized gains on such sales were $4.3 million, and realized losses were $8.3 million for 1996.

4.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

REINSURANCE RECEIVABLES

The carrying amount of the reinsurance receivable for outstanding claims, losses and loss adjustment expenses. reported in the balance sheet approximates fair value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

    The estimated fair values of the financial instruments were as follows:

                                                       1996
                                               --------------------
DECEMBER 31                                    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE
---------------------------------------------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   18.8    $   18.8
  Fixed maturities...........................   1,698.0     1,698.0
  Equity securities..........................      41.5        41.5
  Mortgage loans.............................     221.6       229.3
  Policy loans...............................     131.7       131.7
  Reinsurance receivables....................      72.5        72.5
                                               ---------   --------
                                               $2,184.1    $2,191.8
                                               ---------   --------
                                               ---------   --------

FINANCIAL LIABILITIES
  Individual annuity contracts...............     910.2       703.6
  Supplemental contracts without life
   contingencies.............................      15.9        15.9
  Other individual contract deposit funds....       0.3         0.3
                                               ---------   --------
                                               $  926.4    $  719.8
                                               ---------   --------
                                               ---------   --------

5.  DEBT

During 1996, the Company utilized repurchase agreements to finance certain investments. Although the repurchase agreements were entirely settled by year end, management may utilize this policy again in future periods.

    Interest expense was $3.4 million in 1996, relating to interest payments on repurchase agreements, and is recorded in other operating expenses.

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----
Federal income tax expense (benefit)
  Current....................................  $26.9
  Deferred...................................   (9.8)
                                               -----
Total........................................  $17.1
                                               -----
                                               -----

    The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

    The deferred tax (assets) liabilities are comprised of the following at December 31, 1996:

DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  -------
Deferred tax (assets) liabilities
  Loss reserves..............................   (137.0)
  Deferred acquisition costs.................    186.9
  Investments, net...........................     14.2
  Bad debt reserve...........................     (1.1)
  Other, net.................................     (2.8)
                                               -------
Deferred tax liability, net..................  $  60.2
                                               -------
                                               -------

    Gross deferred income tax liabilities totaled $201.1 million at December 31, 1996. Gross deferred income tax assets totaled $140.9 million at December 31, 1996.

    Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

    The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the life-nonlife consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the life-nonlife consolidated group's federal income tax returns for 1989, 1990, and 1991. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $112.4 million in 1996. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $13.3 million at December 31, 1996.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

    Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

    At January 1, 1997, AFLIAC could pay dividends of $11.9 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

    Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

    The effects of reinsurance were as follows:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 Life insurance premiums:
   Direct.......................................  $   53.3
   Assumed......................................       3.1
   Ceded........................................     (23.7)
                                                  ---------
 Net premiums...................................  $   32.7
                                                  ---------
 Life insurance and other individual policy
  benefits, claims, losses and loss adjustment
  expenses:
   Direct.......................................  $  206.4
   Assumed......................................       4.5
   Ceded........................................     (18.3)
                                                  ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $  192.6
                                                  ---------
                                                  ---------

10.  DEFERRED POLICY ACQUISITION EXPENSES

The following reflects the changes to the deferred policy acquisition asset:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                         1996
 --------------------------------------------------  --------
 Balance at beginning of year......................  $ 555.7
   Acquisition expenses deferred...................    116.6
   Amortized to expense during the year............    (49.9)
   Adjustment to equity during the year............     10.3
                                                     --------
 Balance at end of year............................  $ 632.7
                                                     --------
                                                     --------

11.  LIABILITIES FOR INDIVIDUAL ACCIDENT AND HEALTH BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

    The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $178.6 million at December 31, 1996. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $3.2 million in 1996.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

    The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

 (IN MILLIONS)                                          1996
 ---------------------------------------------------  ---------
 Statutory net income...............................  $    5.4
 Statutory Surplus..................................  $  234.0
                                                      ---------

14.  SUBSEQUENT EVENT (UNAUDITED)

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coninsurance arrangement to Metroplitan Life Insurance Company. The consummation of the transaction is subject to the negotiation of definitive agreements and regulatory approvals and is expected to occur on or before October 1, 1997. In connection with this transaction, the Company has recorded an after-tax charge of $35 million to net income in the first quarter of 1997 related to the reinsurance of this business.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY
(FORMERLY SMA LIFE ASSURANCE COMPANY)
STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1995

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
DECEMBER 31, 1995

Statutory Financial Statements

Report of Independent Accountants....................................................       F-20

Statement of Assets, Liabilities, Surplus and Other Funds............................       F-22

Statement of Operations and Changes in Capital and Surplus...........................       F-23

Statement of Cash Flows..............................................................       F-24

Notes to Statutory Financial Statements..............................................       F-25

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Allmerica Financial Life Insurance and Annuity Company
(formerly known as SMA Life Assurance Company)

We have audited the accompanying statutory basis statement of assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the related statutory basis statements of operations and changes in capital and surplus, and of cash flows for each of the three years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years ended December 31, 1995.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years ended December 31, 1995, on the basis of accounting described in
Note 1.

As discussed in Note 1 to the financial statements, the Company's parent, State Mutual Life Assurance Company of America, converted from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company on October 16, 1995. In connection with this transaction, the Company changed its name to Allmerica Financial Life Insurance and Annuity Company and its parent became a wholly-owned subsidiary of Allmerica Financial Corporation.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, MA

February 5, 1996

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF ASSETS, LIABILITIES, SURPLUS AND OTHER FUNDS
                               AS OF DECEMBER 31,
                                 (IN THOUSANDS)

ASSETS                                            1995        1994
                                               ----------  ----------

Cash.........................................  $    7,791  $    7,248
Investments:
  Bonds......................................   1,659,575   1,595,275
  Stocks.....................................      18,132      12,283
  Mortgage loans.............................     239,522     295,532
  Policy loans...............................     122,696     116,600
  Real estate................................      40,967      51,288
  Short term investments.....................       3,500      45,239
  Other invested assets......................      40,196      27,443
                                               ----------  ----------
      Total cash and investments.............   2,132,379   2,150,908

Premiums deferred and uncollected............      (1,231)      5,452
Investment income due and accrued............      38,413      39,442
Other assets.................................       6,060      10,569
Assets held in separate accounts.............   2,978,409   1,869,695
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

LIABILITIES, SURPLUS AND OTHER FUNDS

Liabilities:

Policy liabilities:
  Life reserves..............................  $  856,239  $  890,880
  Annuity and other fund reserves............     865,216     928,325
  Accident and health reserves...............     167,246     121,580
  Claims payable.............................      11,047      11,720
                                               ----------  ----------
      Total policy liabilities...............   1,899,748   1,952,505

Expenses and taxes payable...................      20,824      17,484
Other liabilities............................      27,499      36,466
Asset valuation reserve......................      31,556      20,786
Obligations related to separate account
 business....................................   2,967,547   1,859,502
                                               ----------  ----------
      Total liabilities......................   4,947,174   3,886,743
                                               ----------  ----------

Surplus and Other Funds:
  Common stock, $1,000 par value
      Authorized -- 10,000 shares
      Issued and outstanding -- 2,517
    shares...................................       2,517       2,517
  Paid-in surplus............................     199,307     199,307
  Unassigned surplus (deficit)...............       4,282     (13,621)
  Special contingency reserves...............         750       1,120
                                               ----------  ----------
      Total surplus and other funds..........     206,856     189,323
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

REVENUE                                           1995          1994          1993
                                               -----------   -----------   -----------

 Premiums and other considerations:
    Life.....................................  $   156,864   $   195,633   $   189,285
    Annuities................................      729,222       707,172       660,143
    Accident and health......................       31,790        31,927        35,718
    Reinsurance commissions and reserve
      adjustments............................       20,198         4,195         2,309
                                               -----------   -----------   -----------
      Total premiums and other
        considerations.......................      938,074       938,927       887,455

  Net investment income......................      167,470       170,430       177,612
  Realized capital losses, net of tax........       (2,295)      (17,172)       (7,225)
  Other revenue..............................       37,466        26,065        19,055
                                               -----------   -----------   -----------
      Total revenue..........................    1,140,715     1,118,250     1,076,897
                                               -----------   -----------   -----------

POLICY BENEFITS AND OPERATING EXPENSES

  Policy benefits:
    Claims, surrenders and other benefits....      391,254       331,418       275,290
    Increase (decrease) in policy reserves...      (22,669)       40,113        15,292
                                               -----------   -----------   -----------
      Total policy benefits..................      368,585       371,531       290,582
  Operating and selling expenses.............      150,215       164,175       160,928
  Taxes, except capital gains tax............       26,536        22,846        19,066
  Net transfers to separate accounts.........      556,856       553,295       586,539
                                               -----------   -----------   -----------
      Total policy benefits and operating
        expenses.............................    1,102,192     1,111,847     1,057,115
                                               -----------   -----------   -----------

NET INCOME...................................       38,523         6,403        19,782

Capital and Surplus, Beginning of Year.......      189,323       182,216       171,941
  Unrealized capital gains (losses) on
    investments..............................        8,279        12,170        (9,052)
  Transfer from (to) asset valuation
    reserve..................................      (10,770)       (9,822)        1,974
  Other adjustments..........................      (18,499)       (1,644)       (2,429)
                                               -----------   -----------   -----------

CAPITAL AND SURPLUS, END OF YEAR.............  $   206,856   $   189,323   $   182,216
                                               -----------   -----------   -----------
                                               -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES               1995         1994         1993
                                               ----------   ----------   ----------

 Premiums, deposits and other income.........  $  964,129   $  962,147   $  902,725
  Allowances and reserve adjustments on
    reinsurance ceded........................      20,693        3,279       22,185
  Net investment income......................     170,949      173,294      182,843
  Net increase in policy loans...............      (6,096)      (7,585)      (7,812)
  Benefits to policyholders and
    beneficiaries............................    (393,472)    (330,900)    (298,612)
  Operating and selling expenses and taxes...    (153,504)    (193,796)    (171,533)
  Net transfers to separate accounts.........    (608,480)    (600,760)    (634,021)
  Federal income tax (excluding tax on
    capital gains)...........................      (6,771)     (19,603)       (4828)
  Other sources (applications)...............     (13,642)      19,868        7,757
                                               ----------   ----------   ----------

NET CASH PROVIDED BY (USED IN) OPERATING
 ACTIVITIES..................................     (26,194)       5,944       (1,296)
                                               ----------   ----------   ----------

CASH FLOW FROM INVESTING ACTIVITIES

  Sales and maturities of long term
    investments:
    Bonds....................................     572,640      478,512      386,414
    Stocks...................................         481           63           64
    Real estate and other invested assets....      13,008        3,008       11,094
    Repayment of mortgage principal..........      55,202       65,334       79,844
    Capital gains tax........................        (400)        (968)      (3,296)
  Acquisition of long term investments:
    Bonds....................................    (640,339)    (508,603)    (466,086)
    Stocks...................................         (44)          --           --
    Real estate and other invested assets....     (11,929)     (24,544)      (2,392)
    Mortgage loans...........................        (415)        (364)      (2,266)
    Other investing activities...............      (3,206)      18,934      (27,254)
                                               ----------   ----------   ----------

NET CASH PROVIDED BY (USED IN) INVESTING
 ACTIVITIES..................................     (15,002)      31,372      (23,878)
                                               ----------   ----------   ----------
Net change in cash and short term
 investments.................................     (41,196)      37,316      (25,174)

CASH AND SHORT TERM INVESTMENTS

  Beginning of the year......................      52,487       15,171       40,345
                                               ----------   ----------   ----------
  End of the year............................  $   11,291   $   52,487   $   15,171
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                    NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION -- Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company", formerly SMA Life Assurance Company) is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica", formerly, State Mutual Life Assurance Company of America), a stock life insurance company. On October 16, 1995, First Allmerica converted from a mutual life insurance company to a stock life insurance company. Concurrent with this transaction, First Allmerica became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which while common in the industry, vary in some respects from generally accepted accounting principles. Significant differences include:

       -Bonds considered to be "available-for-sale" or "trading" are not carried at fair value and changes in fair value are not recognized through surplus or the statement of operations, respectively;

       -The Asset Valuation Reserve, represents a reserve against possible losses on investments and is recorded as a liability through a charge to surplus. The Interest Maintenance Reserve is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes and is also recorded as a liability, however, the deferred net realized investment gains and losses are amortized into future income generally over the original period to maturity of the assets sold. These liabilities are not required under generally accepted accounting principles;

       -Total premiums, deposits and benefits on certain investment-type contracts are reflected in the statement of operations, instead of using the deposit method of accounting;

       -Policy acquisition costs, such as commissions, premium taxes and other items, are not deferred and amortized in relation to the revenue/gross profit streams from the related contracts;

       -Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions instead of using more realistic expense, interest, morbidity, mortality and voluntary withdrawal assumptions with provision made for adverse deviation;

       -Amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective liabilities;

       -Deferred federal income taxes are not provided for temporary differences between amounts reported in the financial statements and those included in the tax returns;

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

       -Certain adjustments related to prior years are recorded as direct charges or credits to surplus;

       -Certain assets, designated as "non-admitted" assets (principally agents' balances), are not recorded as assets, but are charged to surplus; and,

       -Costs related to other postretirement benefits are recognized only for employees that are fully vested.

The preparation of financial statements in accordance with practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the NAIC requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS -- Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Depreciation is generally calculated using the straight-line method.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS -- In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds, stocks and mortgage loans and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS -- In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS -- Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in capital and surplus.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES -- Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Reserves are computed using interest rates ranging from 3% to 6% for individual life insurance policies, 3% to 5 1/2% for accident and health policies and 3 1/2% to 9 1/2% for annuity contracts. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 1995 and 1994, approximately 84% and 77%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

FEDERAL INCOME TAXES -- AFC, its life insurance subsidiaries, First Allmerica and Allmerica Financial and its non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The federal income tax allocation policies and procedures are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

CAPITAL GAINS AND LOSSES -- Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve ("IMR"), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to capital and surplus. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold. The Company uses the seriatim method of amortization for interest related gains and losses arising from the sale of mortgages, and uses the group method to amortize interest related gains and losses arising from all other fixed income investments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 2 -- INVESTMENTS

BONDS -- The carrying value and fair value of investments in bonds are as follows:

                                                                              DECEMBER 31, 1995
                                                            ------------------------------------------------------
                                                                            GROSS           GROSS
                                                             CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                                VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                            ----------  -------------   -------------   ----------

Federal government bonds..................................  $   67,039     $ 3,063         $    --      $   70,102
State, local and government agency bonds..................      13,607       2,290              23          15,874
Foreign government bonds..................................      12,121         772             249          12,644
Corporate securities......................................   1,471,422      55,836           6,275       1,520,983
Mortgage-backed securities................................      95,385         951              --          96,336
                                                            ----------  -------------   -------------   ----------
Total.....................................................  $1,659,574     $62,912         $ 6,457      $1,715,939
                                                            ----------  -------------   -------------   ----------
                                                            ----------  -------------   -------------   ----------


                                                                              DECEMBER 31, 1994
                                                            ------------------------------------------------------
                                                                            GROSS           GROSS
                                                             CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                                VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                            ----------  -------------   -------------   ----------

Federal government bonds..................................  $   17,651     $     8         $   762      $   16,897
State, local and government agency bonds..................       1,110          54              --           1,164
Foreign government bonds..................................      31,863          83           3,735          28,211
Corporate securities......................................   1,462,871       8,145          56,011       1,415,005
Mortgage-backed securities................................      81,780         268           1,737          80,311
                                                            ----------  -------------   -------------   ----------
Total.....................................................  $1,595,275     $ 8,558         $62,245      $1,541,588
                                                            ----------  -------------   -------------   ----------
                                                            ----------  -------------   -------------   ----------

The carrying value and fair value by contractual maturity at December 31, 1995, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.

                                         CARRYING    FAIR
(IN THOUSANDS)                            VALUE     VALUE
                                        --------------------

Due in one year or less................. $  250,578 $  258,436
Due after one year through five years...    736,003    763,179
Due after five years through ten
 years..................................    538,897    558,445
Due after ten years.....................    134,097    135,880
                                        --------------------
Total................................... $1,659,575 $1,715,940
                                        --------------------
                                        --------------------

MORTGAGE LOANS AND REAL ESTATE -- Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

at the time the original loan is made. At December 31, 1995 and 1994, mortgage loan and real estate investments were distributed by the following types and geographic regions:

(IN THOUSANDS)
PROPERTY TYPE                               1995      1994
----------------------------------------  --------  --------

Office buildings........................  $127,149  $140,292
Residential.............................    59,934    57,061
Retail..................................    29,578    72,787
Industrial/Warehouse....................    38,192    39,424
Other...................................    25,636    37,256
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------


GEOGRAPHIC REGION                           1995      1994
----------------------------------------  --------  --------

South Atlantic..........................  $ 86,410  $ 92,934
East North Central......................    55,991    72,704
Middle Atlantic.........................    38,666    48,688
Pacific.................................    32,803    39,892
West North Central......................    21,486    27,377
Mountain................................     9,939    12,211
New England.............................    24,886    26,613
East South Central......................     5,487     6,224
West South Central......................     4,821    20,177
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------

Reserves for mortgage loans and real estate reflected in the above amounts were $18.9 million and $21.0 million at December 31, 1995 and 1994, respectively.

NET INVESTMENT INCOME -- The components of net investment income for the year ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $122,318  $123,495  $126,729
Stocks.......................................     1,653     1,799       953
Mortgage loans...............................    26,356    31,945    40,823
Real estate..................................     9,139     8,425     9,493
Policy loans.................................     9,486     8,797     8,215
Other investments............................     3,951     1,651       674
Short term investments.......................     2,252     1,378       840
                                               --------  --------  --------
                                                175,155   177,490   187,727
  Less investment expenses...................     9,703     9,138    11,026
                                               --------  --------  --------
Net investment income, before IMR
 amortization................................   165,452   168,352   176,701
  IMR amortization...........................     2,018     2,078       911
                                               --------  --------  --------
Net investment income........................  $167,470  $170,430  $177,612
                                               --------  --------  --------
                                               --------  --------  --------

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

REALIZED CAPITAL GAINS AND LOSSES -- Realized capital gains (losses) on investments for the years ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $    727  $    645  $ 10,133
Stocks.......................................      (263)      (62)       16
Mortgage loans...............................    (1,083)  (17,142)      (83)
Real estate..................................    (1,892)      605    (2,044)
                                               --------  --------  --------
                                                 (2,511)  (15,954)    8,022
Less income tax..............................       400       968     3,296
                                               --------  --------  --------

Net realized capital gains (losses) before
 transfer to IMR.............................    (2,911)  (16,922)    4,726
Net realized capital gains transferred to
 IMR.........................................       616      (250)  (11,951)
                                               --------  --------  --------

Net realized capital gains (losses)..........  $ (2,295) $(17,172) $ (7,225)
                                               --------  --------  --------
                                               --------  --------  --------

Proceeds from voluntary sales of investments in bonds during 1995, 1994 and 1993 were $22.4 million, $17.9 million, and $13.2 million, respectively. Gross gains of $4.3 million, $3.0 million, and $4.5 million and gross losses of $5.2 million, $4.6 million, and $.5 million, respectively, were realized on those sales.

NOTE 3 -- FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS -- The carrying amounts reported in the statement of assets, liabilities, surplus and other funds approximate fair value.

BONDS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS -- Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

POLICY LOANS -- The carrying amount reported in the statement of assets, liabilities, surplus and other funds approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) -- Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                   1995                    1994
                                          ----------------------  ----------------------
                                           CARRYING      FAIR      CARRYING      FAIR
(IN THOUSANDS)                              VALUE       VALUE       VALUE       VALUE
                                          ----------  ----------  ----------  ----------

Financial Assets:
  Cash..................................  $    7,791  $    7,791  $    7,248  $    7,248
  Short term investments................       3,500       3,500      45,239      45,239
  Bonds.................................   1,659,575   1,715,940   1,595,275   1,541,588
  Stocks................................      18,132      18,414      12,283      12,590
  Mortgage loans........................     239,522     250,196     295,532     291,704
  Policy loans..........................     122,696     122,696     116,600     116,600

Financial Liabilities:
  Individual annuity contracts..........     803,099     797,024     869,230     862,662
  Supplemental contracts without life
    contingencies.......................      16,796      16,796      16,673      16,673
Other contract deposit funds............         632         632       1,105       1,105

NOTE 4 -- FEDERAL INCOME TAXES

The federal income tax provisions for 1995, 1994 and 1993 were $17.4 million, $13.1 million and $8.6 million, respectively, which include taxes applicable to realized capital gains of $.4 million, $1.0 million and $3.3 million.

The effective federal income tax rates were 27%, 67% and 30% in 1995, 1994 and 1993, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for federal tax purposes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has completed its examination of all of the consolidated federal income tax returns through 1988. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 5 -- REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:

(IN THOUSANDS)                                  1995     1994     1993
                                               -------  -------  -------

Reinsurance premiums assumed.................  $ 3,442  $ 3,788  $ 4,190
Reinsurance premiums ceded...................   42,914   17,430   14,798
Deduction from insurance liability including
 reinsurance recoverable on unpaid claims....   82,227   46,734   42,805

Individual life premiums ceded to First Allmerica aggregated $6.8 million, $7.8 million and $9.0 million in 1995, 1994 and 1993, respectively. The Company has also entered into various reinsurance agreements with First Allmerica under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from First Allmerica. Premiums assumed pursuant to these agreements aggregated $3.4 million, $3.8 million and $4.2 million in 1995, 1994 and 1993, respectively.

During the year Allmerica Financial entered into a coinsurance agreement to reinsure substantially all of its yearly renewable term life insurance. Premiums ceded and reinsurance credits taken under this agreement amounted to $25.4 million and $20.7 million, respectively. At December 31, 1995, the deduction from insurance liability, including reinsurance recoverable on unpaid claims under this agreement was $12.7 million.

NOTE 6 -- ACCIDENT AND HEALTH POLICY AND CLAIM LIABILITIES

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed and recorded.

The policy and claims liabilities related to the Company's accident and health business were $169.7 million and $123.5 million at December 31, 1995 and 1994, respectively. Accident and health policy and claims liabilities have been re-estimated for all prior years and were increased by $42.5 million, $10.9 million and $13.2 million, in 1995, 1994 and 1993, respectively, including $21.9 million and $2.8 million recorded as an adjustment to surplus in 1995 and 1993, respectively. The unfavorable development is primarily due to reserve strengthening and adverse experience in the Company's individual accident and health line of business.

NOTE 7 -- DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

Commissioner of Insurance. At January 1, 1996, the Company could pay dividends of $4.3 million to First Allmerica, without prior approval.

NOTE 8 -- OTHER RELATED PARTY TRANSACTIONS

First Allmerica provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from First Allmerica were $85.8 million, $102.5 million and $98.9 million in 1995, 1994 and 1993, respectively. The net amounts payable to First Allmerica and affiliates for accrued expenses and various other liabilities and receivables were $12.6 million and $8.3 million at December 31, 1995 and 1994, respectively.

NOTE 9 -- FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal First Allmerica, which is licensed in New York, became qualified to sell the products previously sold by Allmerica Financial in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1995, the carrying value and fair value of the assets or deposit was $295.0 million and $303.6 million, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $4.2 million and $3.9 million were on deposit with various other state and governmental authorities as of December 31, 1995 and 1994, respectively.

NOTE 10 -- LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial
Life Insurance and Annuity Company and Policyowners of Inheiritage Account of Allmerica Financial
Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 102, 103, 104, 105, 106, 150, and 207) constituting the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
March 26, 1997

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                                            INVESTMENT
                                                                               GRADE         MONEY        EQUITY      GOVERNMENT
                                                                GROWTH        INCOME        MARKET         INDEX         BOND
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   1             2             3             4             5
                                                              -----------   -----------   -----------   -----------   -----------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment Trust.........  $1,352,200     $ 591,174    $1,085,844     $ 590,879     $ 171,290
Investments in shares of Fidelity Variable Insurance
  Products Funds............................................      --            --            --            --            --
Investment in shares of T. Rowe Price International Series,
  Inc.......................................................      --            --            --            --            --
Investment in shares of Delaware Group Premium Fund, Inc....      --            --            --            --            --
                                                              -----------   -----------   -----------   -----------   -----------
    Total assets............................................   1,352,200       591,174     1,085,844       590,879       171,290

LIABILITIES:                                                      --            --            --            --            --
                                                              -----------   -----------   -----------   -----------   -----------
    Net assets..............................................  $1,352,200     $ 591,174    $1,085,844     $ 590,879     $ 171,290
                                                              -----------   -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------   -----------

Net asset distribution by category:
  Variable life policies....................................  $1,352,200     $ 591,174    $1,085,844     $ 590,879     $ 171,290
                                                              -----------   -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------   -----------

Units outstanding, December 31, 1996........................     836,197       497,531       977,434       370,668       149,524
Net asset value per unit, December 31, 1996.................  $ 1.617083     $1.188216    $ 1.110913     $1.594093     $1.145571

                                                                SELECT                      SELECT
                                                              AGGRESSIVE      SELECT      GROWTH AND     SMALL CAP
                                                                GROWTH        GROWTH        INCOME         VALUE
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   6             7             8             9
                                                              -----------   -----------   -----------   -----------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment Trust.........  $1,631,287     $ 491,280    $1,021,420     $ 878,415
Investments in shares of Fidelity Variable Insurance
  Products Funds............................................      --            --            --            --
Investment in shares of T. Rowe Price International Series,
  Inc.......................................................      --            --            --            --
Investment in shares of Delaware Group Premium Fund, Inc....      --            --            --            --
                                                              -----------   -----------   -----------   -----------
    Total assets............................................   1,631,287       491,280     1,021,420       878,415
LIABILITIES:                                                      --            --            --            --
                                                              -----------   -----------   -----------   -----------
    Net assets..............................................  $1,631,287     $ 491,280    $1,021,420     $ 878,415
                                                              -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------
Net asset distribution by category:
  Variable life policies....................................  $1,631,287     $ 491,280    $1,021,420     $ 878,415
                                                              -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------
Units outstanding, December 31, 1996........................   1,095,338       326,786       649,056       610,018
Net asset value per unit, December 31, 1996.................  $ 1.489300     $1.503368    $ 1.573700     $1.439983

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                                SELECT        SELECT                       VIPF
                                                              INTERNATIONAL   CAPITAL        VIPF         EQUITY-        VIPF
                                                                EQUITY      APPRECIATION  HIGH INCOME     INCOME        GROWTH
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                  11            12            102           103           104
                                                              -----------   -----------   -----------   -----------   -----------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment Trust.........  $1,181,803     $ 968,966        --            --            --
Investments in shares of Fidelity Variable Insurance
  Products Funds............................................      --            --         $ 835,339    $2,708,857    $2,366,851
Investment in shares of T. Rowe Price International Series,
  Inc.......................................................      --            --            --            --            --
Investment in shares of Delaware Group Premium Fund, Inc....      --            --            --            --            --
                                                              -----------   -----------   -----------   -----------   -----------
    Total assets............................................   1,181,803       968,966       835,339     2,708,857     2,366,851

LIABILITIES:                                                      --            --            --            --            --
                                                              -----------   -----------   -----------   -----------   -----------
    Net assets..............................................  $1,181,803     $ 968,966     $ 835,339    $2,708,857    $2,366,851
                                                              -----------   -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------   -----------

Net asset distribution by category:
  Variable life policies....................................  $1,181,803     $ 968,966     $ 835,339    $2,708,857    $2,366,851
                                                              -----------   -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------   -----------

Units outstanding, December 31, 1996........................     865,291       650,428       627,695     1,703,598     1,470,373
Net asset value per unit, December 31, 1996.................  $ 1.365787     $1.489735     $1.330804    $ 1.590080    $ 1.609695

                                                                                            T. ROWE
                                                                              VIPF II        PRICE         DGPF
                                                                 VIPF          ASSET      INTERNATIONAL INTERNATIONAL
                                                               OVERSEAS       MANAGER        STOCK        EQUITY
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                  105           106           150           207
                                                              -----------   -----------   -----------   -----------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment Trust.........      --            --            --            --
Investments in shares of Fidelity Variable Insurance
  Products Funds............................................   $ 555,065     $ 536,104        --            --
Investment in shares of T. Rowe Price International Series,
  Inc.......................................................      --            --         $ 350,318        --
Investment in shares of Delaware Group Premium Fund, Inc....      --            --            --         $ 314,535
                                                              -----------   -----------   -----------   -----------
    Total assets............................................     555,065       536,104       350,318       314,535
LIABILITIES:                                                      --            --            --            --
                                                              -----------   -----------   -----------   -----------
    Net assets..............................................   $ 555,065     $ 536,104     $ 350,318     $ 314,535
                                                              -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------
Net asset distribution by category:
  Variable life policies....................................   $ 555,065     $ 536,104     $ 350,318     $ 314,535
                                                              -----------   -----------   -----------   -----------
                                                              -----------   -----------   -----------   -----------
Units outstanding, December 31, 1996........................     477,387       414,318       290,715       239,977
Net asset value per unit, December 31, 1996.................   $1.162715     $1.293944     $1.205023     $1.310686

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                GROWTH                              INVESTMENT GRADE INCOME
                                                            SUB-ACCOUNT 1                                SUB-ACCOUNT 2
                                                  FOR THE YEAR                                FOR THE YEAR
                                               ENDED DECEMBER 31,      FOR THE PERIOD      ENDED DECEMBER 31,      FOR THE PERIOD
                                                1996        1995    5/12/94* TO 12/31/94    1996        1995    4/28/94* TO 12/31/94
                                              --------     -------  --------------------   -------     -------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $136,012     $48,237        $ 7,437          $29,860     $14,621        $ 1,762
                                              --------     -------        -------          -------     -------        -------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........     8,082       2,845            277            3,961       1,689             73
  Administrative fees.......................     2,279         790             77            1,117         469             20
                                              --------     -------        -------          -------     -------        -------
    Total expenses..........................    10,361       3,635            354            5,078       2,158             93
                                              --------     -------        -------          -------     -------        -------
  Net investment income (loss)..............   125,651      44,602          7,083           24,782      12,463          1,669
                                              --------     -------        -------          -------     -------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     6,206         871              1              118         170            (51)
  Net unrealized gain (loss)................    24,343      35,675         (7,689)         (11,188)     13,405         (1,514)
                                              --------     -------        -------          -------     -------        -------
  Net realized and unrealized gain (loss) on
    investments.............................    30,549      36,546         (7,688)         (11,070)     13,575         (1,565)
                                              --------     -------        -------          -------     -------        -------
  Net increase (decrease) in net assets from
    operations..............................  $156,200     $81,148        $  (605)         $13,712     $26,038        $   104
                                              --------     -------        -------          -------     -------        -------
                                              --------     -------        -------          -------     -------        -------

                                                            MONEY MARKET
                                                            SUB-ACCOUNT 3
                                                 FOR THE YEAR
                                              ENDED DECEMBER 31,      FOR THE PERIOD
                                               1996        1995    5/27/94* TO 12/31/94
                                              -------     -------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $32,250     $32,514         $7,247
                                              -------     -------         ------
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    5,620       5,092          1,400
  Administrative fees.......................    1,585       1,415            389
                                              -------     -------         ------
    Total expenses..........................    7,205       6,507          1,789
                                              -------     -------         ------
  Net investment income (loss)..............   25,045      26,007          5,458
                                              -------     -------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    --          --          --
  Net unrealized gain (loss)................    --          --          --
                                              -------     -------         ------
  Net realized and unrealized gain (loss) on
    investments.............................    --          --          --
                                              -------     -------         ------
  Net increase (decrease) in net assets from
    operations..............................  $25,045     $26,007         $5,458
                                              -------     -------         ------
                                              -------     -------         ------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                            EQUITY INDEX                              GOVERNMENT BOND
                                                            SUB-ACCOUNT 4                              SUB-ACCOUNT 5
                                                 FOR THE YEAR                                FOR THE YEAR
                                              ENDED DECEMBER 31,      FOR THE PERIOD      ENDED DECEMBER 31,     FOR THE PERIOD
                                               1996        1995    8/15/94* TO 12/31/94    1996        1995    7/1/94* TO 12/31/94
                                              -------     -------  --------------------   -------     -------  -------------------
INVESTMENT INCOME:
  Dividends.................................  $16,321     $ 6,792         $  541          $ 9,371     $ 4,876       $  2,198
                                              -------     -------         ------          -------     -------       --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    3,711         801             39            1,395         779            200
  Administrative fees.......................    1,047         223             11              394         216             56
                                              -------     -------         ------          -------     -------       --------
    Total expenses..........................    4,758       1,024             50            1,789         995            256
                                              -------     -------         ------          -------     -------       --------
  Net investment income (loss)..............   11,563       5,768            491            7,582       3,881          1,942
                                              -------     -------         ------          -------     -------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................   13,582         650             (7)             416       2,220             47
  Net unrealized gain (loss)................   53,897      17,486           (544)          (2,658)      3,911         (1,709)
                                              -------     -------         ------          -------     -------       --------
  Net realized and unrealized gain (loss) on
    investments.............................   67,479      18,136           (551)          (2,242)      6,131         (1,662)
                                              -------     -------         ------          -------     -------       --------
  Net increase (decrease) in net assets from
    operations..............................  $79,042     $23,904         $  (60)         $ 5,340     $10,012       $    280
                                              -------     -------         ------          -------     -------       --------
                                              -------     -------         ------          -------     -------       --------

                                                      SELECT AGGRESSIVE GROWTH
                                                           SUB-ACCOUNT 6
                                                 FOR THE YEAR
                                              ENDED DECEMBER 31,     FOR THE PERIOD
                                                1996      1995    4/22/94* TO 12/31/94
                                              --------  --------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $110,059  $  --          --$
                                              --------  --------         -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    10,984     4,636           370
  Administrative fees.......................     3,098     1,288           103
                                              --------  --------         -----
    Total expenses..........................    14,082     5,924           473
                                              --------  --------         -----
  Net investment income (loss)..............    95,977    (5,924)         (473)
                                              --------  --------         -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    14,437     2,278           268
  Net unrealized gain (loss)................    65,265   135,550           (54)
                                              --------  --------         -----
  Net realized and unrealized gain (loss) on
    investments.............................    79,702   137,828           214
                                              --------  --------         -----
  Net increase (decrease) in net assets from
    operations..............................  $175,679  $131,904         $(259)
                                              --------  --------         -----
                                              --------  --------         -----

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                SELECT GROWTH                       SELECT GROWTH AND INCOME
                                                                SUB-ACCOUNT 7                             SUB-ACCOUNT 8
                                                        FOR THE                                   FOR THE
                                                       YEAR ENDED                               YEAR ENDED
                                                      DECEMBER 31,       FOR THE PERIOD        DECEMBER 31,        FOR THE PERIOD
                                                     1996     1995    5/20/94* TO 12/31/94     1996     1995    4/28/94* TO 12/31/94
                                                    -------  -------  --------------------   --------  -------  --------------------
INVESTMENT INCOME:
  Dividends.......................................  $70,775  $    25        $    119         $ 81,334  $24,678        $  3,878
                                                    -------  -------        --------         --------  -------        --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.................    2,634    1,047              65            6,466    2,675             358
  Administrative fees.............................      743      291              18            1,824      743             100
                                                    -------  -------        --------         --------  -------        --------
    Total expenses................................    3,377    1,338              83            8,290    3,418             458
                                                    -------  -------        --------         --------  -------        --------
  Net investment income (loss)....................   67,398   (1,313)             36           73,044   21,260           3,420
                                                    -------  -------        --------         --------  -------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)........................    8,490    1,936             (31)           5,532    1,275             290
  Net unrealized gain (loss)......................  (25,800)  18,467            (914)          50,803   53,136          (5,437)
                                                    -------  -------        --------         --------  -------        --------
  Net realized and unrealized gain (loss) on
    investments...................................  (17,310)  20,403            (945)          56,335   54,411          (5,147)
                                                    -------  -------        --------         --------  -------        --------
  Net increase (decrease) in net assets from
    operations....................................  $50,088  $19,090        $   (909)        $129,379  $75,671        $ (1,727)
                                                    -------  -------        --------         --------  -------        --------
                                                    -------  -------        --------         --------  -------        --------

                                                               SMALL CAP VALUE
                                                                SUB-ACCOUNT 9
                                                         FOR THE
                                                       YEAR ENDED
                                                      DECEMBER 31,       FOR THE PERIOD
                                                      1996     1995    6/2/94* TO 12/31/94
                                                    --------  -------  -------------------
INVESTMENT INCOME:
  Dividends.......................................  $ 44,323  $16,135        $   743
                                                    --------  -------        -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.................     5,802    2,801            356
  Administrative fees.............................     1,636      778             99
                                                    --------  -------        -------
    Total expenses................................     7,438    3,579            455
                                                    --------  -------        -------
  Net investment income (loss)....................    36,885   12,556            288
                                                    --------  -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)........................    10,246    1,180             78
  Net unrealized gain (loss)......................   107,671   34,744         (3,761)
                                                    --------  -------        -------
  Net realized and unrealized gain (loss) on
    investments...................................   117,917   35,924         (3,683)
                                                    --------  -------        -------
  Net increase (decrease) in net assets from
    operations....................................  $154,802  $48,480        $(3,395)
                                                    --------  -------        -------
                                                    --------  -------        -------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   SELECT INTERNATIONAL EQUITY                SELECT CAPITAL APPRECIATION
                                                          SUB-ACCOUNT 11                            SUB-ACCOUNT 12
                                                   FOR THE
                                                 YEAR ENDED
                                                DECEMBER 31,       FOR THE PERIOD      FOR THE YEAR ENDED      FOR THE PERIOD
                                                1996     1995    5/3/94* TO 12/31/94        12/31/96        4/28/95* TO 12/31/95
                                              --------  -------  -------------------   ------------------   --------------------
INVESTMENT INCOME:
  Dividends.................................  $ 24,530  $ 4,810        $   176               $1,660               $ 2,887
                                              --------  -------        -------               ------               -------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........     6,466    1,757            150                4,971                   370
  Administrative fees.......................     1,824      488             42                1,402                   103
                                              --------  -------        -------               ------               -------
    Total expenses..........................     8,290    2,245            192                6,373                   473
                                              --------  -------        -------               ------               -------
  Net investment income (loss)..............    16,240    2,565            (16)              (4,713)                2,414
                                              --------  -------        -------               ------               -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     6,398    1,625            (39)               1,850                   219
  Net unrealized gain (loss)................   128,190   29,470         (3,111)               6,909                12,788
                                              --------  -------        -------               ------               -------
  Net realized and unrealized gain (loss) on
    investments.............................   134,588   31,095         (3,150)               8,759                13,007
                                              --------  -------        -------               ------               -------
  Net increase (decrease) in net assets from
    operations..............................  $150,828  $33,660        $(3,166)              $4,046               $15,421
                                              --------  -------        -------               ------               -------
                                              --------  -------        -------               ------               -------

                                                         VIPF HIGH INCOME
                                                         SUB-ACCOUNT 102
                                                  FOR THE
                                                 YEAR ENDED
                                                DECEMBER 31,       FOR THE PERIOD
                                               1996     1995    5/13/94* TO 12/31/94
                                              -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $29,150  $ 4,862         $  --
                                              -------  -------         -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    4,702    1,284           114
  Administrative fees.......................    1,326      357            32
                                              -------  -------         -----
    Total expenses..........................    6,028    1,641           146
                                              -------  -------         -----
  Net investment income (loss)..............   23,122    3,221          (146)
                                              -------  -------         -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    1,765    1,048            (6)
  Net unrealized gain (loss)................   35,447   16,928          (155)
                                              -------  -------         -----
  Net realized and unrealized gain (loss) on
    investments.............................   37,212   17,976          (161)
                                              -------  -------         -----
  Net increase (decrease) in net assets from
    operations..............................  $60,334  $21,197         $(307)
                                              -------  -------         -----
                                              -------  -------         -----

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                         VIPF EQUITY-INCOME                            VIPF GROWTH
                                                          SUB-ACCOUNT 103                            SUB-ACCOUNT 104
                                                   FOR THE                                    FOR THE
                                                  YEAR ENDED                                 YEAR ENDED
                                                 DECEMBER 31,        FOR THE PERIOD         DECEMBER 31,        FOR THE PERIOD
                                                1996      1995    4/28/94* TO 12/31/94     1996      1995    5/12/94* TO 12/31/94
                                              --------  --------  --------------------   --------  --------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $ 65,464  $ 37,820        $ 2,581          $ 84,694  $  1,827        $--
                                              --------  --------        -------          --------  --------         -------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    18,682     6,818            707            16,095     6,109             837
  Administrative fees.......................     5,269     1,894            196             4,540     1,697             232
                                              --------  --------        -------          --------  --------         -------
    Total expenses..........................    23,951     8,712            903            20,635     7,806           1,069
                                              --------  --------        -------          --------  --------         -------
  Net investment income (loss)..............    41,513    29,108          1,678            64,059    (5,979)         (1,069)
                                              --------  --------        -------          --------  --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    20,770     5,061            478             9,689     4,162           1,050
  Net unrealized gain (loss)................   197,470   178,135         (3,903)          129,705   157,014           8,355
                                              --------  --------        -------          --------  --------         -------
  Net realized and unrealized gain (loss) on
    investments.............................   218,240   183,196         (3,425)          139,394   161,176           9,405
                                              --------  --------        -------          --------  --------         -------
  Net increase (decrease) in net assets from
    operations..............................  $259,753  $212,304        $(1,747)         $203,453  $155,197        $  8,336
                                              --------  --------        -------          --------  --------         -------
                                              --------  --------        -------          --------  --------         -------

                                                          VIPF OVERSEAS
                                                         SUB-ACCOUNT 105
                                                  FOR THE
                                                 YEAR ENDED
                                                DECEMBER 31,       FOR THE PERIOD
                                               1996     1995    4/21/94* TO 12/31/94
                                              -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.................................  $14,705  $ 2,604        $--
                                              -------  -------        --------
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    5,779    4,128             727
  Administrative fees.......................    1,630    1,146             202
                                              -------  -------        --------
    Total expenses..........................    7,409    5,274             929
                                              -------  -------        --------
  Net investment income (loss)..............    7,296   (2,670)           (929)
                                              -------  -------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................   26,178    1,200             (15)
  Net unrealized gain (loss)................   36,231   43,023          (9,330)
                                              -------  -------        --------
  Net realized and unrealized gain (loss) on
    investments.............................   62,409   44,223          (9,345)
                                              -------  -------        --------
  Net increase (decrease) in net assets from
    operations..............................  $69,705  $41,553        $(10,274)
                                              -------  -------        --------
                                              -------  -------        --------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                  VIPF II ASSET MANAGER                   T. ROWE INTERNATIONAL STOCK
                                                     SUB-ACCOUNT 106                            SUB-ACCOUNT 150
                                              FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD      FOR THE YEAR ENDED      FOR THE PERIOD
                                           1996     1995    6/14/94* TO 12/31/94        12/31/96        6/30/95* TO 12/31/95
                                          -------  -------  --------------------   ------------------   ---------------------
INVESTMENT INCOME:
  Dividends.............................  $35,481  $ 7,071        $    22               $ 5,000                $--
                                          -------  -------        -------               -------                   ------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    5,090    3,680            569                 1,506                      114
  Administrative fees...................    1,435    1,022            158                   425                       32
                                          -------  -------        -------               -------                   ------
    Total expenses......................    6,525    4,702            727                 1,931                      146
                                          -------  -------        -------               -------                   ------
  Net investment income (loss)..........   28,956    2,369           (705)                3,069                     (146)
                                          -------  -------        -------               -------                   ------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............   19,047    2,905            (44)                  786                       25
  Net unrealized gain (loss)............   23,161   56,562         (8,236)               17,465                    1,602
                                          -------  -------        -------               -------                   ------
  Net realized and unrealized gain
    (loss) on investments...............   42,208   59,467         (8,280)               18,251                    1,627
                                          -------  -------        -------               -------                   ------
  Net increase (decrease) in net assets
    from operations.....................  $71,164  $61,836        $(8,985)              $21,320                $   1,481
                                          -------  -------        -------               -------                   ------
                                          -------  -------        -------               -------                   ------

                                                DGPF INTERNATIONAL EQUITY
                                                     SUB-ACCOUNT 207
                                              FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD
                                           1996     1995    5/12/94* TO 12/31/94
                                          -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $ 6,505  $ 1,760        $--
                                          -------  -------         -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    1,812      904             186
  Administrative fees...................      511      252              52
                                          -------  -------         -------
    Total expenses......................    2,323    1,156             238
                                          -------  -------         -------
  Net investment income (loss)..........    4,182      604            (238)
                                          -------  -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    3,693      414        --
  Net unrealized gain (loss)............   28,077   11,496          (1,212)
                                          -------  -------         -------
  Net realized and unrealized gain
    (loss) on investments...............   31,770   11,910          (1,212)
                                          -------  -------         -------
  Net increase (decrease) in net assets
    from operations.....................  $35,952  $12,514        $ (1,450)
                                          -------  -------         -------
                                          -------  -------         -------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                GROWTH                         INVESTMENT GRADE INCOME
                                                            SUB-ACCOUNT 1                           SUB-ACCOUNT 2
                                                   YEAR ENDED                                  YEAR ENDED      PERIOD FROM
                                                  DECEMBER 31,          PERIOD FROM           DECEMBER 31,     4/28/94* TO
                                                 1996       1995    5/12/94* TO 12/31/94     1996      1995     12/31/94
                                              ----------  --------  --------------------   --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $  125,651  $ 44,602        $  7,083         $ 24,782  $ 12,463    $ 1,669
    Net realized gain (loss) on
      investments...........................       6,206       871               1              118       170        (51)
    Net unrealized gain (loss) on
      investments...........................      24,343    35,675          (7,689)         (11,188)   13,405     (1,514)
                                              ----------  --------        --------         --------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................     156,200    81,148            (605)          13,712    26,038        104
                                              ----------  --------        --------         --------  --------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................     347,739   133,682          34,411          172,317   129,213     19,120
    Terminations............................     (11,851)     (725)       --                  --         (186)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................     306,635   197,720         107,846           73,887   101,623     55,346
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................      --         --           --                  --        --        --
                                              ----------  --------        --------         --------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............     642,523   330,677         142,257          246,204   230,650     74,466
                                              ----------  --------        --------         --------  --------  -----------
    Net increase (decrease) in net assets...     798,723   411,825         141,652          259,916   256,688     74,570

NET ASSETS:
  Beginning of year.........................     553,477   141,652        --                331,258    74,570     --
                                              ----------  --------        --------         --------  --------  -----------
  End of year...............................  $1,352,200  $553,477        $141,652         $591,174  $331,258    $74,570
                                              ----------  --------        --------         --------  --------  -----------
                                              ----------  --------        --------         --------  --------  -----------

                                                        MONEY MARKET
                                                        SUB-ACCOUNT 3
                                                   YEAR ENDED       PERIOD FROM
                                                  DECEMBER 31,      5/27/94* TO
                                                 1996       1995     12/31/94
                                              ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $   25,045  $ 26,007   $  5,458
    Net realized gain (loss) on
      investments...........................      --         --        --
    Net unrealized gain (loss) on
      investments...........................      --         --        --
                                              ----------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................      25,045    26,007      5,458
                                              ----------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   1,964,968   744,319    311,479
    Terminations............................        (894)    --        --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................  (1,311,350) (859,523)   180,335
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................      --         --        --
                                              ----------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............     652,724  (115,204)   491,814
                                              ----------  --------  -----------
    Net increase (decrease) in net assets...     677,769   (89,197)   497,272
NET ASSETS:
  Beginning of year.........................     408,075   497,272     --
                                              ----------  --------  -----------
  End of year...............................  $1,085,844  $408,075   $497,272
                                              ----------  --------  -----------
                                              ----------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            EQUITY-INDEX                        GOVERNMENT BOND
                                                           SUB-ACCOUNT 4                         SUB-ACCOUNT 5
                                                  YEAR ENDED                                YEAR ENDED      PERIOD FROM
                                                 DECEMBER 31,         PERIOD FROM          DECEMBER 31,     7/1/94* TO
                                                1996      1995    8/15/94* TO 12/31/94     1996     1995     12/31/94
                                              --------  --------  --------------------   --------  -------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $ 11,563  $  5,768        $   491          $  7,582  $ 3,881   $  1,942
    Net realized gain (loss) on
      investments...........................    13,582       650             (7)              416    2,220         47
    Net unrealized gain (loss) on
      investments...........................    53,897    17,486           (544)           (2,658)   3,911     (1,709)
                                              --------  --------        -------          --------  -------  -----------
    Net increase (decrease) in net assets
      from operations.......................    79,042    23,904            (60)            5,340   10,012        280
                                              --------  --------        -------          --------  -------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   130,549    62,224          7,031            82,419   54,632     10,629
    Terminations............................     --        --          --                   --       --        --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................   177,134    91,621         19,434             7,432  (98,107)    98,653
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --          --                   --       --        --
                                              --------  --------        -------          --------  -------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   307,683   153,845         26,465            89,851  (43,475)   109,282
                                              --------  --------        -------          --------  -------  -----------
    Net increase (decrease) in net assets...   386,725   177,749         26,405            95,191  (33,463)   109,562

NET ASSETS:
  Beginning of year.........................   204,154    26,405       --                  76,099  109,562     --
                                              --------  --------        -------          --------  -------  -----------
  End of year...............................  $590,879  $204,154        $26,405          $171,290  $76,099   $109,562
                                              --------  --------        -------          --------  -------  -----------
                                              --------  --------        -------          --------  -------  -----------

                                                  SELECT AGGRESSIVE GROWTH
                                                        SUB-ACCOUNT 6
                                                   YEAR ENDED       PERIOD FROM
                                                  DECEMBER 31,      4/22/94* TO
                                                 1996       1995     12/31/94
                                              ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $   95,977  $ (5,924)  $   (473)
    Net realized gain (loss) on
      investments...........................      14,437     2,278        268
    Net unrealized gain (loss) on
      investments...........................      65,265   135,550        (54)
                                              ----------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................     175,679   131,904       (259)
                                              ----------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................     375,474   214,367     81,071
    Terminations............................     (15,451)     (127)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................     294,620   223,558    150,451
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................      --         --        --
                                              ----------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............     654,643   437,798    231,522
                                              ----------  --------  -----------
    Net increase (decrease) in net assets...     830,322   569,702    231,263
NET ASSETS:
  Beginning of year.........................     800,965   231,263     --
                                              ----------  --------  -----------
  End of year...............................  $1,631,287  $800,965   $231,263
                                              ----------  --------  -----------
                                              ----------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       SELECT GROWTH                SELECT GROWTH AND INCOME
                                                       SUB-ACCOUNT 7                      SUB-ACCOUNT 8
                                                  YEAR ENDED      PERIOD FROM        YEAR ENDED       PERIOD FROM
                                                 DECEMBER 31,     5/20/94* TO       DECEMBER 31,      4/28/94* TO
                                                1996      1995     12/31/94        1996       1995     12/31/94
                                              --------  --------  -----------   ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $ 67,398  $ (1,313)   $    36     $   73,044  $ 21,260   $  3,420
    Net realized gain (loss) on
      investments...........................     8,490     1,936        (31)         5,532     1,275        290
    Net unrealized gain (loss) on
      investments...........................   (25,800)   18,467       (914)        50,803    53,136     (5,437)
                                              --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................    50,088    19,090       (909)       129,379    75,671     (1,727)
                                              --------  --------  -----------   ----------  --------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   122,752    56,664     13,108        216,938   106,450     34,562
    Terminations............................    (1,127)    --        --               (110)     (539)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................   149,609    54,862     27,143        161,338   202,145     97,313
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --        --             --         --        --
                                              --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   271,234   111,526     40,251        378,166   308,056    131,875
                                              --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net assets...   321,322   130,616     39,342        507,545   383,727    130,148

NET ASSETS:
  Beginning of year.........................   169,958    39,342     --            513,875   130,148     --
                                              --------  --------  -----------   ----------  --------  -----------
  End of year...............................  $491,280  $169,958    $39,342     $1,021,420  $513,875   $130,148
                                              --------  --------  -----------   ----------  --------  -----------
                                              --------  --------  -----------   ----------  --------  -----------

                                                      SMALL CAP VALUE
                                                       SUB-ACCOUNT 9
                                                  YEAR ENDED      PERIOD FROM
                                                 DECEMBER 31,     6/2/94* TO
                                                1996      1995     12/31/94
                                              --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $ 36,885  $ 12,556   $    288
    Net realized gain (loss) on
      investments...........................    10,246     1,180         78
    Net unrealized gain (loss) on
      investments...........................   107,671    34,744     (3,761)
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................   154,802    48,480     (3,395)
                                              --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   150,169   121,457     64,114
    Terminations............................    (1,360)    --        --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................    91,341   144,338    108,469
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --        --
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   240,150   265,795    172,583
                                              --------  --------  -----------
    Net increase (decrease) in net assets...   394,952   314,275    169,188
NET ASSETS:
  Beginning of year.........................   483,463   169,188     --
                                              --------  --------  -----------
  End of year...............................  $878,415  $483,463   $169,188
                                              --------  --------  -----------
                                              --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                               SELECT CAPITAL
                                                     SELECT INTERNATIONAL EQUITY                APPRECIATION
                                                           SUB-ACCOUNT 11                      SUB-ACCOUNT 12
                                                   YEAR ENDED                                          PERIOD FROM
                                                  DECEMBER 31,          PERIOD FROM       YEAR ENDED   4/28/95* TO
                                                 1996       1995    5/3/94* TO 12/31/94    12/31/96      12/31/95
                                              ----------  --------  -------------------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $   16,240  $  2,565        $   (16)         $ (4,713)     $  2,414
    Net realized gain (loss) on
      investments...........................       6,398     1,625            (39)            1,850           219
    Net unrealized gain (loss) on
      investments...........................     128,190    29,470         (3,111)            6,909        12,788
                                              ----------  --------        -------         ----------   ------------
    Net increase (decrease) in net assets
      from operations.......................     150,828    33,660         (3,166)            4,046        15,421
                                              ----------  --------        -------         ----------   ------------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................     330,608    86,660         30,883           315,826        40,487
    Terminations............................     (10,864)    --          --                    (789)       --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................     346,431   163,641         53,154           497,943        96,126
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................        (132)    --               100              (294)          200
                                              ----------  --------        -------         ----------   ------------
    Net increase (decrease) in net assets
      from capital transactions.............     666,043   250,301         84,137           812,686       136,813
                                              ----------  --------        -------         ----------   ------------
    Net increase (decrease) in net assets...     816,871   283,961         80,971           816,732       152,234

NET ASSETS:
  Beginning of year.........................     364,932    80,971       --                 152,234        --
                                              ----------  --------        -------         ----------   ------------
  End of year...............................  $1,181,803  $364,932        $80,971          $968,966      $152,234
                                              ----------  --------        -------         ----------   ------------
                                              ----------  --------        -------         ----------   ------------


                                                     VIPF HIGH INCOME
                                                      SUB-ACCOUNT 102
                                                  YEAR ENDED      PERIOD FROM
                                                 DECEMBER 31,     5/13/94* TO
                                                1996      1995     12/31/94
                                              --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $ 23,122  $  3,221    $  (146)
    Net realized gain (loss) on
      investments...........................     1,765     1,048         (6)
    Net unrealized gain (loss) on
      investments...........................    35,447    16,928       (155)
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................    60,334    21,197       (307)
                                              --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   227,688   111,201     29,339
    Terminations............................    (3,177)      (94)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................   260,158    96,059     32,941
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --        --
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   484,669   207,166     62,280
                                              --------  --------  -----------
    Net increase (decrease) in net assets...   545,003   228,363     61,973
NET ASSETS:
  Beginning of year.........................   290,336    61,973     --
                                              --------  --------  -----------
  End of year...............................  $835,339  $290,336    $61,973
                                              --------  --------  -----------
                                              --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      VIPF EQUITY-INCOME                        VIPF GROWTH
                                                        SUB-ACCOUNT 103                       SUB-ACCOUNT 104
                                                    YEAR ENDED        PERIOD FROM         YEAR ENDED        PERIOD FROM
                                                   DECEMBER 31,       4/28/94* TO        DECEMBER 31,       5/12/94* TO
                                                 1996        1995      12/31/94        1996        1995      12/31/94
                                              ----------  ----------  -----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $   41,513  $   29,108   $  1,678     $   64,059  $   (5,979)  $ (1,069)
    Net realized gain (loss) on
      investments...........................      20,770       5,061        478          9,689       4,162      1,050
    Net unrealized gain (loss) on
      investments...........................     197,470     178,135     (3,903)       129,705     157,014      8,355
                                              ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net assets
      from operations.......................     259,753     212,304     (1,747)       203,453     155,197      8,336
                                              ----------  ----------  -----------   ----------  ----------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................     718,282     382,477     95,195        617,121     330,994     79,238
    Terminations............................     (19,458)       (227)    --            (14,686)       (711)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................     444,910     380,024    237,344        476,794     305,484    205,631
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................      --          --         --             --          --         --
                                              ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   1,143,734     762,274    332,539      1,079,229     635,767    284,869
                                              ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net assets...   1,403,487     974,578    330,792      1,282,682     790,964    293,205

NET ASSETS:
  Beginning of year.........................   1,305,370     330,792     --          1,084,169     293,205     --
                                              ----------  ----------  -----------   ----------  ----------  -----------
  End of year...............................  $2,708,857  $1,305,370   $330,792     $2,366,851  $1,084,169   $293,205
                                              ----------  ----------  -----------   ----------  ----------  -----------
                                              ----------  ----------  -----------   ----------  ----------  -----------

                                                       VIPF OVERSEAS
                                                      SUB-ACCOUNT 105
                                                  YEAR ENDED      PERIOD FROM
                                                 DECEMBER 31,     4/21/94* TO
                                                1996      1995     12/31/94
                                              --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $  7,296  $ (2,670)  $   (929)
    Net realized gain (loss) on
      investments...........................    26,178     1,200        (15)
    Net unrealized gain (loss) on
      investments...........................    36,231    43,023     (9,330)
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................    69,705    41,553    (10,274)
                                              --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   142,056   152,554     92,813
    Terminations............................    (3,164)     (129)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................  (228,656)   72,800    225,807
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --        --
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   (89,764)  225,225    318,620
                                              --------  --------  -----------
    Net increase (decrease) in net assets...   (20,059)  266,778    308,346
NET ASSETS:
  Beginning of year.........................   575,124   308,346     --
                                              --------  --------  -----------
  End of year...............................  $555,065  $575,124   $308,346
                                              --------  --------  -----------
                                              --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 T. ROWE INTERNATIONAL
                                                   VIPF II ASSET MANAGER                 STOCK
                                                      SUB-ACCOUNT 106               SUB-ACCOUNT 150
                                                  YEAR ENDED      PERIOD FROM                PERIOD FROM
                                                 DECEMBER 31,     6/14/94* TO   YEAR ENDED   6/30/95* TO
                                                1996      1995     12/31/94      12/31/96     12/31/95
                                              --------  --------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $ 28,956  $  2,369   $   (705)     $  3,069      $  (146)
    Net realized gain (loss) on
      investments...........................    19,047     2,905        (44)          786           25
    Net unrealized gain (loss) on
      investments...........................    23,161    56,562     (8,236)       17,465        1,602
                                              --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net assets
      from operations.......................    71,164    61,836     (8,985)       21,320        1,481
                                              --------  --------  -----------   ----------   -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums............................   117,653   161,011     85,685        83,905       13,744
    Terminations............................     --        --        --              (405)      --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................  (180,625)  (13,418)   241,812       192,511       37,762
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................      (129)    --           100        --           --
                                              --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net assets
      from capital transactions.............   (63,101)  147,593    327,597       276,011       51,506
                                              --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net assets...     8,063   209,429    318,612       297,331       52,987

NET ASSETS:
  Beginning of year.........................   528,041   318,612     --            52,987       --
                                              --------  --------  -----------   ----------   -----------
  End of year...............................  $536,104  $528,041   $318,612      $350,318      $52,987
                                              --------  --------  -----------   ----------   -----------
                                              --------  --------  -----------   ----------   -----------


                                                 DGPF INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 207
                                                  YEAR ENDED      PERIOD FROM
                                                 DECEMBER 31,     5/12/94* TO
                                                1996      1995     12/31/94
                                              --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $  4,182  $    604    $  (238)
    Net realized gain (loss) on
      investments...........................     3,693       414     --
    Net unrealized gain (loss) on
      investments...........................    28,077    11,496     (1,212)
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from operations.......................    35,952    12,514     (1,450)
                                              --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums............................    81,837    40,691     18,949
    Terminations............................      (193)     (481)    --
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................    43,641    40,455     42,620
    Net increase (decrease) in net assets
      from investment by Allmerica Financial
      Life Insurance and Annuity Company
      (Sponsor).............................     --        --        --
                                              --------  --------  -----------
    Net increase (decrease) in net assets
      from capital transactions.............   125,285    80,665     61,569
                                              --------  --------  -----------
    Net increase (decrease) in net assets...   161,237    93,179     60,119
NET ASSETS:
  Beginning of year.........................   153,298    60,119     --
                                              --------  --------  -----------
  End of year...............................  $314,535  $153,298    $60,119
                                              --------  --------  -----------
                                              --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on April 21, 1994 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers nineteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica or of the Variable Insurance Products Fund (VIPF), or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T. Rowe) managed by Rowe Price-Fleming International, Inc. or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, VIPF, VIPF II, T. Rowe, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II, T. Rowe, and DGPF at December 31, 1996 were as follows:

                                                                                         PORTFOLIO INFORMATION
                                                                                 -------------------------------------
                                                                                                            NET ASSET
                                                                                 NUMBER OF    AGGREGATE       VALUE
  SUB-ACCOUNT    INVESTMENT PORTFOLIO                                              SHARES        COST       PER SHARE
---------------  --------------------------------------------------------------  ----------  ------------  -----------
                 Allmerica Investment Trust:
           1     Growth........................................................     579,597  $  1,299,871   $   2.333
           2     Investment Grade Income.......................................     545,364       590,472       1.084
           3     Money Market..................................................   1,085,844     1,085,844       1.000
           4     Equity Index..................................................     272,923       520,040       2.165
           5     Government Bond...............................................     165,338       171,746       1.036
           6     Select Aggressive Growth......................................     800,828     1,430,526       2.037
           7     Select Growth.................................................     343,552       499,527       1.430
           8     Select Growth and Income......................................     726,990       922,918       1.405
           9     Small Cap Value...............................................     581,347       739,761       1.511
          10*    Select Income.................................................      --           --           --
          11     Select International Equity...................................     871,536     1,027,255       1.356
          12     Select Capital Appreciation...................................     652,502       949,268       1.485

                 Fidelity Variable Insurance Products Fund:
         102     High Income...................................................      66,720       783,118      12.520
         103     Equity-Income.................................................     128,809     2,337,154      21.030
         104     Growth........................................................      76,007     2,071,778      31.140
         105     Overseas......................................................      29,462       485,142      18.840

                 Fidelity Variable Insurance Products Fund II:
         106     Asset Manager.................................................      31,666       464,616      16.930

                 T. Rowe Price International Series, Inc.:
         150     International Stock...........................................      27,715       331,251      12.640

                 Delaware Group Premium Fund, Inc.:
         207     International Equity..........................................      20,816       276,174      15.110

------------------------

* Sub-Account was established during 1996 and there was no selection of this investment option by any policyowner.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of $6. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED) ended December 31, 1996, 1995, and 1994, these monthly deductions from sub-account policy values amounted to $238,545, $137,108 and $26,519, respectively. These amounts are included on the statements of changes in net assets with other transfers to the General Account.

    The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risks annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 1.275% per annum. During the first 15 policy years, the Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values but paid to the Company on a monthly basis.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1996, and 1995, the Company received $21,515 and $1,739, respectively, for surrender charges applicable to Inheiritage. There were no surrender charges for the year ended December 31, 1994.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 6--PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II, T. Rowe, and DGPF shares by Inheiritage during the year ended December 31, 1996 were as follows:

  SUB-ACCOUNT    INVESTMENT PORTFOLIO                                                       PURCHASES       SALES
---------------  -----------------------------------------------------------------------  -------------  ------------
                 Allmerica Investment Trust:
           1     Growth.................................................................  $     853,873  $     82,480
           2     Investment Grade Income................................................        343,195        71,615
           3     Money Market...........................................................      2,642,121     1,959,033
           4     Equity Index...........................................................        417,027        97,967
           5     Government Bond........................................................        261,798       164,454
           6     Select Aggressive Growth...............................................        832,803        82,968
           7     Select Growth..........................................................        404,049        63,711
           8     Select Growth and Income...............................................        497,166        46,446
           9     Small Cap Value........................................................        342,256        65,694
          11     Select International Equity............................................        753,171        71,226
          12     Select Capital Appreciation............................................        853,443        44,708

                 Fidelity Variable Insurance Products Fund:
         102     High Income............................................................        569,378        59,471
         103     Equity-Income..........................................................      1,358,783       168,664
         104     Growth.................................................................      1,236,825        93,801
         105     Overseas...............................................................        199,264       285,905

                 Fidelity Variable Insurance Products Fund II:
         106     Asset Manager..........................................................        164,980       199,142

                 T. Rowe Price International Series, Inc.:
         150     International Stock....................................................        303,087        23,143

                 Delaware Group Premium Fund, Inc.:
         207     International Equity...................................................        182,668        49,755
                                                                                          -------------  ------------
                 Totals.................................................................  $  12,215,887  $  3,630,183
                                                                                          -------------  ------------
                                                                                          -------------  ------------

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER

    This rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

                                   APPENDIX B
                                PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.


The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Inheiritage Account.



Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.


Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

        (a) upon the death of the payee, with no further payments due (Life Annuity);

        (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

        (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

        (a) in the same amount as the original amount;

        (b) in an amount equal to 2/3 of the original amount; or

        (c) in an amount equal to 1/2 of the original amount.

        Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the written request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.

A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES


The first payment under any option, except Option C, will be due on the date this Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.


The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                                   APPENDIX C
                                 ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which a Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.


The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).



The tables assume that all premiums are allocated to and remain in the Inheiritage Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested to earn interest (after taxes) at 5% compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Inheiritage Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES


The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value, and the daily charge against the Inheiritage Account for mortality and expense risks and the Inheiritage Account administrative charge for the first 15 Policy years, equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Inheiritage Account attributable to the Policies, and 0.90% thereafter.



The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary, and in 1996 ranged from an annual rate of 0.34% to an annual rate of 1.23% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Under its Management Agreement with the Trust, Allmerica Investments has declared a voluntary expense limitation of 1.50% of average net average assets for the Select International Equity Fund, 1.20% for the Growth Fund, 1.00% for the Investment Grade Income Fund, 0.60% for the Money Market Fund, 0.60% for the Equity Index Fund, 1.00% for the Government Bond Fund, 1.35% for the Select Capital Appreciation Fund and the Select Aggressive Growth Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.25% for the Small-Mid Cap Value Fund. In 1996 the expenses of the Funds of the Trust did not exceed the expense limitations.


Delaware International has voluntarily agreed to waive its management fees and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the average daily net assets. Without the expense limitation, in 1996 the total annual expenes of the International Equity Series would have been 1.04%.

NET ANNUAL RATES OF INVESTMENT


Taking into account the mortality and expense risk charge and the Inheiritage Account administrative charge and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.00%, 4.00%, 10.00%, respectively, during the first 15 Policy years and -1.75%, 4.25% and 10.25%, respectively, thereafter.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Inheiritage Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES, AND UNDERWRITING CLASSIFICATIONS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,240    1,000,000         0      9,809    1,000,000         0     10,378    1,000,000
  2         21,525         5,470     18,186    1,000,000     7,182     19,898    1,000,000     8,963     21,678    1,000,000
  3         33,101         7,819     26,819    1,000,000    11,252     30,252    1,000,000    14,967     33,967    1,000,000
  4         45,256        16,879     35,119    1,000,000    22,617     40,857    1,000,000    29,077     47,317    1,000,000
  5         58,019        25,962     43,062    1,000,000    34,591     51,691    1,000,000    44,704     61,804    1,000,000

  6         71,420        34,656     50,616    1,000,000    46,766     62,726    1,000,000    61,546     77,506    1,000,000
  7         85,491        42,919     57,739    1,000,000    59,101     73,921    1,000,000    79,680     94,500    1,000,000
  8        100,266        50,697     64,377    1,000,000    71,542     85,222    1,000,000    99,179    112,859    1,000,000
  9        115,779        57,914     70,454    1,000,000    84,013     96,553    1,000,000   120,106    132,646    1,000,000
  10       132,068        64,479     75,879    1,000,000    96,419    107,819    1,000,000   142,524    153,924    1,000,000

  11       149,171        71,437     80,557    1,000,000   109,798    118,918    1,000,000   167,642    176,762    1,000,000
  12       167,130        77,535     84,375    1,000,000   122,890    129,730    1,000,000   194,392    201,232    1,000,000
  13       185,986        82,661     87,221    1,000,000   135,571    140,131    1,000,000   222,871    227,431    1,000,000
  14       205,786        86,690     88,970    1,000,000   147,705    149,985    1,000,000   253,186    255,466    1,000,000
  15       226,575        89,469     89,469    1,000,000   159,123    159,123    1,000,000   285,458    285,458    1,000,000

  16       248,404        88,738     88,738    1,000,000   167,729    167,729    1,000,000   318,247    318,247    1,000,000
  17       271,324        86,156     86,156    1,000,000   175,045    175,045    1,000,000   353,300    353,300    1,000,000
  18       295,390        81,519     81,519    1,000,000   180,840    180,840    1,000,000   390,879    390,879    1,000,000
  19       320,660        74,232     74,232    1,000,000   184,525    184,525    1,000,000   431,068    431,068    1,000,000
  20       347,193        63,695     63,695    1,000,000   185,488    185,488    1,000,000   474,082    474,082    1,000,000

Age 60      58,019        25,962     43,062    1,000,000    34,591     51,691    1,000,000    44,704     61,804    1,000,000
Age 65     132,068        64,479     75,879    1,000,000    96,419    107,819    1,000,000   142,524    153,924    1,000,000
Age 70     226,575        89,469     89,469    1,000,000   159,123    159,123    1,000,000   285,458    285,458    1,000,000
Age 75     347,193        63,695     63,695    1,000,000   185,488    185,488    1,000,000   474,082    474,082    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       CURRENT COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,244    1,000,000         0      9,813    1,000,000         0     10,383    1,000,000
  2         21,525         5,494     18,210    1,000,000     7,207     19,923    1,000,000     8,989     21,704    1,000,000
  3         33,101         7,891     26,891    1,000,000    11,328     30,328    1,000,000    15,047     34,047    1,000,000
  4         45,256        17,043     35,283    1,000,000    22,792     41,032    1,000,000    29,264     47,504    1,000,000
  5         58,019        26,283     43,383    1,000,000    34,938     52,038    1,000,000    45,078     62,178    1,000,000

  6         71,420        35,229     51,189    1,000,000    47,390     63,350    1,000,000    62,226     78,186    1,000,000
  7         85,491        43,875     58,695    1,000,000    60,151     74,971    1,000,000    80,834     95,654    1,000,000
  8        100,266        52,213     65,893    1,000,000    73,222     86,902    1,000,000   101,037    114,717    1,000,000
  9        115,779        60,231     72,771    1,000,000    86,597     99,137    1,000,000   122,985    135,525    1,000,000
  10       132,068        67,919     79,319    1,000,000   100,277    111,677    1,000,000   146,843    158,243    1,000,000

  11       149,171        76,297     85,417    1,000,000   115,291    124,411    1,000,000   173,832    182,952    1,000,000
  12       167,130        84,176     91,016    1,000,000   130,455    137,295    1,000,000   202,976    209,816    1,000,000
  13       185,986        91,508     96,068    1,000,000   145,729    150,289    1,000,000   234,464    239,024    1,000,000
  14       205,786        98,242    100,522    1,000,000   161,067    163,347    1,000,000   268,511    270,791    1,000,000
  15       226,575       104,318    104,318    1,000,000   176,413    176,413    1,000,000   305,355    305,355    1,000,000

  16       248,404       107,680    107,680    1,000,000   189,902    189,902    1,000,000   343,787    343,787    1,000,000
  17       271,324       110,188    110,188    1,000,000   203,275    203,275    1,000,000   385,739    385,739    1,000,000
  18       295,390       111,790    111,790    1,000,000   216,491    216,491    1,000,000   431,631    431,631    1,000,000
  19       320,660       112,272    112,272    1,000,000   229,363    229,363    1,000,000   481,843    481,843    1,000,000
  20       347,193       111,443    111,443    1,000,000   241,727    241,727    1,000,000   536,868    536,868    1,000,000

Age 60      58,019        26,283     43,383    1,000,000    34,938     52,038    1,000,000    45,078     62,178    1,000,000
Age 65     132,068        67,919     79,319    1,000,000   100,277    111,677    1,000,000   146,843    158,243    1,000,000
Age 70     226,575       104,318    104,318    1,000,000   176,413    176,413    1,000,000   305,355    305,355    1,000,000
Age 75     347,193       111,443    111,443    1,000,000   241,727    241,727    1,000,000   536,868    536,868    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,240    1,009,240         0      9,809    1,009,809         0     10,378    1,010,378
  2         21,525         5,467     18,182    1,018,182     7,179     19,894    1,019,894     8,959     21,674    1,021,674
  3         33,101         7,807     26,807    1,026,807    11,239     30,239    1,030,239    14,952     33,952    1,033,952
  4         45,256        16,850     35,090    1,035,090    22,583     40,823    1,040,823    29,037     47,277    1,047,278
  5         58,019        25,904     43,004    1,043,004    34,521     51,621    1,051,621    44,619     61,719    1,061,719

  6         71,420        34,552     50,512    1,050,512    46,634     62,594    1,062,594    61,380     77,340    1,077,340
  7         85,491        42,745     57,565    1,057,565    58,871     73,691    1,073,691    79,379     94,199    1,094,199
  8        100,266        50,421     64,101    1,064,101    71,164     84,844    1,084,844    98,664    112,344    1,112,344
  9        115,779        57,493     70,033    1,070,033    83,416     95,956    1,095,956   119,259    131,799    1,131,800
  10       132,068        63,859     75,259    1,075,259    95,504    106,904    1,106,904   141,175    152,575    1,152,575

  11       149,171        70,549     79,669    1,079,669   108,435    117,555    1,117,555   165,549    174,669    1,174,669
  12       167,130        76,295     83,135    1,083,135   120,909    127,749    1,127,749   191,222    198,062    1,198,062
  13       185,986        80,971     85,531    1,085,531   132,757    137,317    1,137,317   218,169    222,729    1,222,729
  14       205,786        84,438     86,718    1,086,718   143,789    146,069    1,146,069   246,346    248,626    1,248,626
  15       226,575        86,532     86,532    1,086,532   153,777    153,777    1,153,777   275,675    275,675    1,275,675

  16       248,404        84,970     84,970    1,084,970   160,530    160,530    1,160,530   304,419    304,419    1,304,419
  17       271,324        81,398     81,398    1,081,398   165,465    165,465    1,165,465   333,940    333,940    1,333,940
  18       295,390        75,626     75,626    1,075,626   168,274    168,274    1,168,274   364,077    364,077    1,364,077
  19       320,660        67,063     67,063    1,067,063   168,215    168,215    1,168,215   394,224    394,224    1,394,224
  20       347,193        55,158     55,158    1,055,158   164,548    164,548    1,164,549   423,743    423,743    1,423,743

Age 60      58,019        25,904     43,004    1,043,004    34,521     51,621    1,051,621    44,619     61,719    1,061,719
Age 65     132,068        63,859     75,259    1,075,259    95,504    106,904    1,106,904   141,175    152,575    1,152,575
Age 70     226,575        86,532     86,532    1,086,532   153,777    153,777    1,153,777   275,675    275,675    1,275,675
Age 75     347,193        55,158     55,158    1,055,158   164,548    164,548    1,164,549   423,743    423,743    1,423,743



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       CURRENT COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,244    1,009,244         0      9,813    1,009,813         0     10,382    1,010,382
  2         21,525         5,491     18,207    1,018,207     7,204     19,919    1,019,919     8,985     21,701    1,021,701
  3         33,101         7,881     26,881    1,026,881    11,317     30,317    1,030,317    15,034     34,034    1,034,034
  4         45,256        17,021     35,261    1,035,261    22,765     41,005    1,041,005    29,232     47,472    1,047,472
  5         58,019        26,239     43,339    1,043,339    34,883     51,983    1,051,983    45,011     62,111    1,062,111

  6         71,420        35,152     51,112    1,051,112    47,292     63,252    1,063,252    62,102     78,062    1,078,062
  7         85,491        43,751     58,571    1,058,571    59,987     74,807    1,074,807    80,618     95,438    1,095,438
  8        100,266        52,025     65,705    1,065,705    72,964     86,644    1,086,644   100,686    114,366    1,114,366
  9        115,779        59,959     72,499    1,072,500    86,210     98,750    1,098,750   122,435    134,975    1,134,975
  10       132,068        67,540     78,940    1,078,940    99,716    111,116    1,111,116   146,014    157,414    1,157,414

  11       149,171        75,772     84,892    1,084,893   114,485    123,605    1,123,605   172,594    181,714    1,181,714
  12       167,130        83,458     90,298    1,090,298   129,312    136,152    1,136,152   201,148    207,988    1,207,988
  13       185,986        90,541     95,101    1,095,101   144,129    148,689    1,148,689   231,803    236,363    1,236,363
  14       205,786        96,959     99,239    1,099,239   158,861    161,141    1,161,141   264,690    266,970    1,266,970
  15       226,575       102,641    102,641    1,102,641   173,416    173,416    1,173,417   299,942    299,942    1,299,942

  16       248,404       105,518    105,518    1,105,518   185,879    185,879    1,185,879   336,199    336,199    1,336,200
  17       271,324       107,431    107,431    1,107,431   197,927    197,927    1,197,927   375,200    375,200    1,375,201
  18       295,390       108,322    108,322    1,108,322   209,467    209,467    1,209,467   417,148    417,148    1,417,148
  19       320,660       107,952    107,952    1,107,953   220,211    220,211    1,220,211   462,068    462,068    1,462,068
  20       347,193       106,115    106,115    1,106,115   229,890    229,890    1,229,890   510,023    510,023    1,510,023

Age 60      58,019        26,239     43,339    1,043,339    34,883     51,983    1,051,983    45,011     62,111    1,062,111
Age 65     132,068        67,540     78,940    1,078,940    99,716    111,116    1,111,116   146,014    157,414    1,157,414
Age 70     226,575       102,641    102,641    1,102,641   173,416    173,416    1,173,417   299,942    299,942    1,299,942
Age 75     347,193       106,115    106,115    1,106,115   229,890    229,890    1,229,890   510,023    510,023    1,510,023



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                    CALCULATION OF MAXIMUM SURRENDER CHARGES


A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:



 Applicable
     Age        Maximum GAPs
-------------  --------------
    5-75            1.95
     76             1.92
     77             1.81
     78             1.69
     79             1.60
     80             1.50
     81             1.40
     82             1.31



A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- Surrender Charge.


The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).


The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Younger    Initial    Younger    Initial    Younger    Initial
  Issue    Surrender    Issue    Surrender    Issue    Surrender
   Age      Charge       Age      Charge       Age      Charge
---------  ---------  ---------  ---------  ---------  ---------
    5        5.00        31        9.40        57        21.00
    6        5.00        32        9.80        58        22.00
    7        5.00        33        10.20       59        23.00
    8        5.00        34        10.60       60        24.00
    9        5.00        35        11.00       61        25.00
   10        5.00        36        11.40       62        26.00
   11        5.00        37        11.80       63        27.00
   12        5.00        38        12.20       64        28.00
   13        5.00        39        12.60       65        29.00
   14        5.00        40        13.00       66        30.00
   15        5.00        41        13.40       67        31.00
   16        5.00        42        13.80       68        32.00
   17        5.00        43        14.20       69        33.00
   18        5.00        44        14.60       70        34.00
   19        5.00        45        15.00       71        35.00
   20        5.00        46        15.40       72        35.00
   21        5.40        47        15.80       73        35.00
   22        5.80        48        16.20       74        35.00
   23        6.20        49        16.60       75        35.00
   24        6.60        50        17.00       76        35.00
   25        7.00        51        17.40       77        35.00
   26        7.40        52        17.80       78        35.00
   27        7.80        53        18.20       79        35.00
   28        8.20        54        18.60       80        35.00
   29        8.60        55        19.00
   30        9.00        56        20.00

                                    EXAMPLES

For the purposes of these examples, assume that two nonsmokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (48% X 1.95 GAPs)                  $15,781.99
                                                             ----------
      TOTAL                                                  $24,281.99

Maximum Surrender Charge per Table (19.00 X 1,000)           $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (not to exceed 25% of Premiums         Varies
    received, up to one GAP, but less than the maximum
    number of GAPs subject to the deferred sales charge)
                                                             ----------
                                                             Sum of (a) and (b)


The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.


Example 1:

    Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

    Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                               AFLIAC INHEIRITAGE
                       PROSPECTUS B (SELECT INHEIRITAGE)



The Inheiritage Account is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("Company"). The Company issues individual joint survivorship flexible premium variable life insurance policies ("Policy" or "Policies") described in the Prospectus. Life insurance coverage is provided for two Insureds, with death proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured and Age 85 or under with respect to the older Insured.



The Policies permit allocations to up to seven of the following funds of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") and T. Rowe Price International Series, Inc. ("T. Rowe Price"):



                     FUND                                        INVESTMENT ADVISER
----------------------------------------------  -----------------------------------------------------
Select International Equity Fund                Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio     Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                   Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund                Janus Capital Corporation
Select Growth Fund                              Putnam Investment Management, Inc.
Fidelity VIP Growth Portfolio                   Fidelity Management and Research Company
Select Growth and Income Fund                   John A. Levin & Co., Inc.
Fidelity VIP Equity-Income Portfolio            Fidelity Managment and Research Company
Fidelity VIP High Income Portfolio              Fidelity Management and Research Company
Select Income Fund                              Standish, Ayer & Wood, Inc.
Money Market Fund                               Allmerica Asset Management, Inc.



Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If you think about surrendering the Policy, consider the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in Face Amount.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE
   ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC. THE FIDELITY VIP HIGH INCOME PORTFOLIO
     INVESTS IN HIGHER YIELDING, HIGHER RISK, LOWER RATED DEBT SECURITIES
        (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE
                                   REFERENCE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
      THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

 THE POLICIES ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE POLICIES ARE NOT
  DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT
    UNION. THE POLICIES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL
      DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE
             FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                               DATED MAY 1, 1997
               440 LINCOLN STREET WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)


In certain circumstances, a Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."



There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value less any surrender charges and less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments.



If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. You may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.


No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
                            ------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

                               TABLE OF CONTENTS


SPECIAL TERMS                                                                                  4
SUMMARY                                                                                        7
PERFORMANCE INFORMATION                                                                       15
DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC.               18
  Investment Objectives and Policies                                                          19
  Investment Advisory Services                                                                20
  Addition, Deletion or Substitution of Investments                                           23
  Voting Rights                                                                               23
THE POLICY                                                                                    24
  Applying for a Policy                                                                       24
  Free-Look Period                                                                            25
  Conversion Privileges                                                                       25
  Premium Payments                                                                            26
  Incentive Funding Discount                                                                  27
  Paid-up Insurance Option                                                                    27
  Allocation of Net Premiums                                                                  27
  Transfer Privilege                                                                          28
  Death Proceeds                                                                              29
  Sum Insured Options                                                                         29
  Change in Sum Insured Option                                                                32
  Change in Face Amount                                                                       32
  Policy Value and Surrender Value                                                            33
  Death Proceeds Payment Options                                                              35
  Optional Insurance Benefits                                                                 35
  Policy Surrender                                                                            35
  Partial Withdrawals                                                                         35
CHARGES AND DEDUCTIONS                                                                        36
  Tax Expense Charge                                                                          36
  Premium Expense Charge                                                                      36
  Monthly Deduction from Policy Value                                                         36
  Charges Against Assets of the Inheiritage Account                                           38
  Surrender Charge                                                                            39
  Charges on Partial Withdrawal                                                               40
  Transfer Charges                                                                            41
  Charge for Increase in Face Amount                                                          41
  Other Administrative Charges                                                                41
POLICY LOANS                                                                                  41
POLICY TERMINATION AND REINSTATEMENT                                                          43
OTHER POLICY PROVISIONS                                                                       44
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY                                               46
DISTRIBUTION                                                                                  46
SERVICES                                                                                      47
REPORTS                                                                                       47
LEGAL PROCEEDINGS                                                                             47
FURTHER INFORMATION                                                                           47
INDEPENDENT ACCOUNTANTS                                                                       48
FEDERAL TAX CONSIDERATIONS                                                                    48
  The Company and the Inheiritage Account                                                     48

  Taxation of the Policies                                                                    48
  Modified Endowment Contracts                                                                50
  Estate and Generation Skipping Taxes                                                        50
MORE INFORMATION ABOUT THE GENERAL ACCOUNT                                                    51
FINANCIAL STATEMENTS                                                                         F-1
APPENDIX A -- OPTIONAL BENEFITS                                                              A-1
APPENDIX B -- PAYMENT OPTIONS                                                                A-2
APPENDIX C -- ILLUSTRATIONS                                                                  A-4
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES                                      A-10

                                 SPECIAL TERMS

ACCUMULATION UNIT:  A measure of your interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY:  Allmerica Financial Life Insurance and Annuity Company.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy.

DEBT:  All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy.

GENERAL ACCOUNT: All the assets of the Company other than those held in a separate account.


GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.



GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.



INHEIRITAGE ACCOUNT: A Separate Account of the Company to which you may make Net Premium allocations.


INSURANCE AMOUNT AT RISK:  The Sum Insured less the Policy Value.

INSUREDS:  The two persons covered under the Policy.

LOAN VALUE:  The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: A monthly premium amount calculated by the Company and specified in the Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. However, making payments at least equal to the Minimum Monthly Factors will not prevent the Policy from lapsing if (a) Debt exceeds Policy Value less surrender charges or
(b) partial withdrawals and partial withdrawal charges have reduced premium payments below an amount equal to the Minimum Monthly Factor multiplied by the number of months since the Date of Issue or the effective date of an increase.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts and (b) the accumulation in the General Account credited to that Policy.


POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.


PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.


PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.



SEPARATE ACCOUNT: A Separate Account consists of assets segregated from the Company's other assets. The investment performance of the assets of each Separate Account is determined separately from the other assets of the Company. The assets of a Separate Account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.



SUB-ACCOUNT: A division of the Inheiritage Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Variable Insurance Products Fund or the
T. Rowe Price Intrrnational Series, Inc.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


UNDERLYING FUNDS (FUNDS): the Funds of Allmerica Investment Trust, the Portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, T. Rowe Price International Series, and the Series of Delaware Group Premium Fund, Inc. available under the Policy.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                                    SUMMARY


The following is a summary of the individual joint survivorship flexible premium variable life insurance policy sold by Allmerica Financial Life Insurance and Annuity Company ("Company"). It highlights key points from the Prospectus which follows. If you are considering the purchase of this product, you should read the Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy together with its attached application constitutes the entire agreement between the Company and You.



FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:


      -      45 days after the application for the Policy is signed,

      - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in your Policy), or

      - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

Upon returning the Policy, you will receive a refund equal to the sum of:

(1) the difference between the premium, including fees and charges paid, and any amount allocated to the Inheiritage Account, PLUS

(2) the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.


The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, however, the Company will refund the entire amount of premiums paid. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."



CONVERSION PRIVILEGES -- During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a non-variable flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."


ABOUT THE POLICY

The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

      -      life insurance coverage on the named Insureds,

      -      Policy Value,

      -      surrender rights and partial withdrawal rights,

      -      loan privileges, and

      - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" Policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Inheiritage Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.


FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums.


The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.


CONDITIONAL INSURANCE

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance applied for but not to exceed $500,000. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.


If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the Company's General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF A POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


MINIMUM MONTHLY FACTOR


The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in your Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. At all other times, however, payments of such premiums do not guarantee that the Policy will remain in force. See THE POLICY -- "Premium Payments." Moreover, even during the 48-month period, if Debt exceeds the Policy Value less surrender charges, then making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing.


ALLOCATION OF INITIAL PREMIUMS

Upon completion of issuance procedures, delivery of the Policy, and receipt of any additional premiums, if you have paid less than $10,000 of initial Net Premiums, such Net Premiums will be allocated to the Sub-Accounts according to your instructions. If initial Net Premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium plus any interest earned will be allocated to the Sub-Accounts upon return to the Company of a Delivery Receipt. See THE POLICY -- "Applying for a Policy."



Net Premiums may be allocated to one or more Sub-Accounts of the Inheiritage Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than seven Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the Company's General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals in a minimum amount of $500 from the Policy Value. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.


A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges On Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges On Partial Withdrawals."


LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.


Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.



PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


POLICY LAPSE AND REINSTATEMENT

The failure to make premium payments will not cause a Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:

      - the sum of the payments your have made, MINUS any Policy loans, withdrawals and withdrawal charges., and

      - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force or the number of months which have elapsed since the last increase in the Face Amount.


The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later that the Final Premium Payment Date.). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Inheiritage Account and all accumulations in the General Account of the Company credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Inheiritage Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS


The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.


Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum

Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE POLICY -- "Death Proceeds."



The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


FLEXIBILITY TO ADJUST SUM INSURED


Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Policy. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change in Face Amount."



The minimum increase in Face Amount is $100,000 and any increase also may require additional Evidence of Insurability satisfactory to the Company. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."


ADDITIONAL INSURANCE BENEFITS


You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS.



The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


PAID-UP INSURANCE OPTION


The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount or make partial withdrawals. Policy Value in the Inheiritage Account will be transferred to the General Account on the date the Company receives written request to exercise the option and transfers of Policy Value back to the Inheiritage Account will not be permitted. Riders will continue only with the consent of the Company. Surrender value and loan value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option."


POLICY FEES AND CHARGES

There are costs related to the insurance and investment features of the Policy. Fees and charges to cover these costs are deducted in several ways.


TAX EXPENSE CHARGE -- A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."



PREMIUM EXPENSE CHARGE -- A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTIONS FROM POLICY VALUE


On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS "Monthly Deduction from Policy Value."


The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.


A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.



As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.


DEDUCTIONS FROM THE INHEIRITAGE ACCOUNT


A daily charge currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Inheiritage Account is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Inheiritage Amount. The rate is 0.90% for the mortality and expense risk and 0.25% for the Inheiritage Account administrative charge. The administrative charge is eliminated after the 15(th) Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account."


CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1996. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.


                                                               OTHER FUND EXPENSES
                                                                 (AFTER EXPENSE
                                                MANAGEMENT       REIMBURSEMENT,      TOTAL FUND
UNDERLYING FUND                                     FEE              IF ANY)          EXPENSES
---------------------------------------------  -------------  ---------------------  -----------
Select International Equity Fund                     1.00%              0.23%*             1.23%***
T. Rowe Price International Stock Portfolio          1.05%              0.00%              1.05%
Select Aggressive Growth Fund                        1.00%              0.08%*             1.08%
Select Capital Appreciation Fund                     1.00%              0.13%*             1.13%
Select Growth Fund                                   0.85%              0.08%*             0.93%***
Fidelity VIP Growth Portfolio                        0.61%              0.08%              0.69%**
Select Growth and Income Fund                        0.75%              0.08%              0.83%***
Fidelity VIP Equity-Income Portfolio                 0.51%              0.07%              0.58%**
Fidelity VIP High Income Portfolio                   0.59%              0.12%              0.71%
Select Income                                        0.60%              0.14%*             0.74%
Money Market Fund                                    0.28%              0.06%*             0.34%


* Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the

Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and the Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1996. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these funds.

** A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio and 0.67% for Fidelity VIP Growth Portfolio


*** These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.20% for the Select International Equity Fund, 0.92% for the Select Growth Fund, and 0.80% for the Select Growth and Income Fund.


OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS


A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS, -- "Charges On Partial Withdrawals."


CHARGE FOR INCREASE IN THE FACE AMOUNT


For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."


TRANSFER CHARGE


The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."


SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount.


SURRENDER CHARGE ON THE INITIAL FACE AMOUNT -- The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where
(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

The maximum surrender charge remains level for the first 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."



SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT -- A separate surrender charge will apply to and is calculated for each increase in Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. This maximum surrender charge remains level for the first 40 Policy months following the increase and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.



SURRENDER CHARGES ON DECREASES IN THE FACE AMOUNT -- In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."


TAX TREATMENT


A Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."



A Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1994. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLE I) under a "representative" Policy that is surrendered at the end of the applicable period.



Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



The Company may provide information on various topics of interest to Policyowners and prospective Policyowners in sales literature, periodic publications or other materials These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.


In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1996. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                        TABLE I: SUB-ACCOUNT PERFORMANCE
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96


                                                                           10         YEARS
                                                                         YEARS        SINCE
                                                ONE-YEAR                OR LIFE     INCEPTION*
                                                 TOTAL         5        OF FUND      (IF LESS
UNDERLYING FUND                                  RETURN      YEARS     (IF LESS)     THAN 10)
---------------------------------------------  ----------  ----------  ----------  ------------

Select International Equity Fund               -84.44%           N/A      -17.57%        2.67
T. Rowe Price International Stock Portfolio    -91.38%           N/A      -23.59%        2.58
Select Aggressive Growth Fund                  -87.62%           N/A        7.48%        4.36
Select Capital Appreciation Fund               -96.76%           N/A      -32.21%        1.67
Select Growth Fund                             -84.37%           N/A       -0.97%        4.36
Fidelity VIP Growth Portfolio                  -91.23%          5.45%      11.96%       10.00
Select Growth and Income Fund                  -85.08%           N/A        0.40%        4.36
Fidelity VIP Equity-Income Portfolio           -91.62%          8.68%      10.50%       10.00
Fidelity VIP High Income Portfolio             -91.86%          5.21%       7.76%       10.00
Select Income Fund                             -100.00%          N/A       -9.31%        4.36
Money Market Fund                              -99.99%         -7.40%       2.18%       10.00


* The inception dates for the Underlying Funds are: 4/29/85 for Money Market Fund; 8/21/92 for Select Aggressive Growth Fund, Select Growth Fund, and Select Growth and Income Fund, and Select Income Fund; 5/01/94 for Select International Equity Fund; 4/28/95 for Select Capital Appreciation Fund, 10/09/86 for Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; and 3/31/94 for the T. Rowe Price International Stock Portfolio.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                       TABLE II: SUB-ACCOUNT PERFORMANCE
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses, all Sub-Account charges, and premium tax and expense charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICIES OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96

                                                                                             YEARS
                                                                              10 YEARS       SINCE
                                                    ONE-YEAR                  OR LIFE      INCEPTION*
                                                     TOTAL          5         OF FUND       (IF LESS
UNDERLYING FUND                                      RETURN       YEARS      (IF LESS)      THAN 10)
------------------------------------------------  ------------  ----------  ------------  ------------

Select International Equity Fund                       20.55%         N/A        12.37%         2.67
T. Rowe Price International Stock Portfolio            13.23%         N/A         8.67%         2.58
Select Aggressive Growth Fund                          17.19%         N/A        18.39%         4.36
Select Capital Appreciation Fund                        7.55%         N/A        26.86%         1.67
Select Growth Fund                                     20.62%         N/A        11.35%         4.36
Fidelity VIP Growth Portfolio                          13.39%       13.83%       13.82%        10.00
Select Growth and Income Fund                          19.87%         N/A        12.47%         4.36
Fidelity VIP Equity-Income Portfolio                   12.97%       16.62%       12.43%        10.00
Fidelity VIP High Income Portfolio                     12.72%       13.63%        9.84%        10.00
Select Income Fund                                      2.13%         N/A         4.69%         4.36
Money Market Fund                                       4.14%        3.18%        4.65%        10.00

* The inception dates for the Underlying Funds are: 4/29/85 for Money Market Fund; 8/21/92 for Select Aggressive Growth Fund, Select Growth Fund, and Select Growth and Income Fund, and Select Income Fund; 5/01/94 for Select International Equity Fund; 4/28/95 for Select Capital Appreciation Fund, 10/09/86 for Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; and 3/31/94 for the
  T. Rowe Price International Stock Portfolio.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC.



THE COMPANY



The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America.


THE INHEIRITAGE ACCOUNT


The Inheiritage Account was authorized by vote of the Board of Directors of the Company on September 15, 1993. The Inheiritage Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Inheiritage Account or the Company by the SEC.



The assets used to fund the variable portion of the Policies are set aside in the Inheiritage Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Inheiritage Account may not be charged with any liabilities arising out of any other business of the Company. Eleven Sub-Accounts of the Inheiritage Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust, the Variable Insurance Products Fund, or the T. Rowe Price International Series, Inc. ("Underlying Funds").


The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Inheiritage Account.


Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Inheiritage Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Inheiritage Account administrative charge.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Inheiritage Account.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by First Allmerica as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by First Allmerica, the Company, or other affiliated insurance companies. Seven investment portfolios ("Funds") of the Trust are available under the Policies, each issuing a series of shares: the Money Market Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund. Certain of the Funds may not be available in all states.


Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."


VARIABLE INSURANCE PRODUCTS FUND


Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP as part of their operating expenses pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP."


T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policies: the T. Rowe Price International Stock Portfolio.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the Funds are available on request. The investment objectives of the Funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.


SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.


SELECT INCOME FUND -- seeks a high level of current income. The fund will invest primarily in investment grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.


If there is a material change in the investment policy of an Underlying Fund, we will notify you of the change. If you have Policy Value allocated to that Fund, you may without charge reallocate the Policy Value to another Fund or to the Fixed Account. We must receive your Written Request within 60 days of the LATEST of the


      -      Effective date of the change in the investment policy OR

      -      Receipt of the notice of your right to transfer.


                          INVESTMENT ADVISORY SERVICES



RogersCasey, a leading pension consulting firm, assists the Company in the selection of the Policy's Funds, all of which are managed by experienced investment advisers. In addition, RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. RogersCasey provides consulting services to pension plans representing over $300 billion in total assets. In its consulting capacity, RogersCasey monitors the investment performance of over 1,000 investment advisers. Each investment adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the investment adviser's record in managing similar portfolios. In consultation with RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of an investment adviser of one of the Trust's Funds, or the addition or deletion of Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust.



Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



Fidelity Management & Research Company ("FMR") is the investment adviser of VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.



Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment adviser of T. Rowe Price. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.



The following are the investment advisers of the Funds:



                     FUND                                        INVESTMENT ADVISER
----------------------------------------------  -----------------------------------------------------
Select International Equity Fund                Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio     Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                   Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund                Janus Capital Corporation
Select Growth Fund                              Putnam Investment Management, Inc.
Fidelity VIP Growth Portfolio                   Fidelity Management and Research Company
Select Growth and Income Fund                   John A. Levin & Co., Inc.
Fidelity VIP Equity-Income Portfolio            Fidelity Management and Research Company
Fidelity VIP High Income Portfolio              Fidelity Management and Research Company
Select Income Fund                              Standish, Ayer & Wood, Inc.
Money Market Fund                               Allmerica Asset Management, Inc.



INVESTMENT ADVISORY SERVICES TO THE TRUST



The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with Allmerica Investment Management Company, Inc. ("Manager") , an indirectly wholly owned subsidiary of First Allmerica. The Manager, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the Funds. The Manager performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.


The Trust bears all expenses incurred in its operation, other than the expenses the Manager assumes under the management agreement. Trust expenses include:

      - Costs to register and qualify the Trust's shares under the Securities Act of 1933 ("1933 Act")

      -      Other fees payable to the SEC

      -      Independent public accountant, legal and custodian fees

      - Association membership dues, taxes, interest, insurance payments and brokerage commissions

      - Fees and expenses of the Trustees who are not affiliated with the Manager

      - Expenses for proxies, prospectuses, reports to shareholders and other expenses

Under the management agreement with the Trust, the Manager has entered agreements under which each Sub-Adviser manages the investments of one or more of the Funds. Under each agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustees' instructions. The terms of a Sub-Adviser agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund.



Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of First Allmerica, is the Sub-Adviser for the Money Market Fund. The Sub-Advisers for the other Funds are independent. The Manager selects the Sub-Advisers in consultation with RogersCasey Consulting, Inc., a leading pension consulting firm. RogersCasey Consulting, Inc. provides consulting services to pension plans with over $300 billion in total assets. In its consulting capacity, RogersCasey Consulting, Inc. monitors the investment performance of over 1,000 investment advisers. The Manager bears the cost of the consultation. The Manager selected each independent Sub-Adviser using strict objective and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. A committee that includes members affiliated with Allmerica Financial monitors and evaluates ongoing performance of the independent Sub-Advisers.



For providing its services under the management agreement, the Manager receives a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows: 1.00% for the Select International Equity Fund, the Select Capital Appreciation Fund and the Select Aggressive Growth Fund, 0.85% for the Select Growth Fund, 0.75% for the Select Growth and Income Fund, and 0.60% for the Select Income Fund. For the Money Market Fund, the fee is 0.35% on net asset value up to $50,000,000, 0.25% on the next $200,000,000, and
0.20% on the balance. The fee computed for each Fund is paid from the assets of the Fund.



The Manager is solely responsible for the payment of all fees to Sub-Advisers for their investment management services. Sub-Adviser fees, described in the Trust's prospectus, in no way increase the costs that the Funds, Inheiritage Account and Policyowners bear.



INVESTMENT ADVISORY SERVICES TO FIDELITY VIP



For managing investments and business affairs, each Portfolio pays a monthly fee to FMR. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.


The Fidelity VIP High Income Portfolio pays a monthly fee to FMR at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month.

One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Fidelity VIP Growth and the Fidelity VIP Equity-Income Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.30% for the Fidelity VIP Growth Portfolio and 0.20% for the Fidelity VIP Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82%. The Fidelity VIP Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE


The Investment Adviser for the T. Rowe Price International Stock Portfolio is Rowe Prive-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. And Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers, with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Inheiritage Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Inheiritage Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy owner.



The Company also reserves the right to establish additional Sub-Accounts of the Inheiritage Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.



Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and of T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.


If any of these substitutions or changes are made, the Company may by endorsement change the Policy to reflect the substitution or change and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Inheiritage Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion.


The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (a) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds or (b) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Policyowners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                                   THE POLICY

APPLYING FOR A POLICY

A Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT -- It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL -- Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued to the trustee of an employee benefit plan, the amounts held in the Company's General Account will be allocated to the Sub-Accounts according to the Policyowner's instructions when the Delivery Receipt is returned to the Principal Office. For all other Policyowners, the date we transfer the initial net premium from the General Account to the selected Sub-Accounts depends on the premium amount. If the initial net premiums are less than $10,000, the amounts held in the General Account will be allocated to the selected Sub-Accounts not later than three days after underwriting approval of the Policy. If the initial net premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium, plus any interest earned, will remain in the General Account until return of the Policy's Delivery Receipt to the Principal Office. The entire amount held in the General Account for allocation to the Inheiritage Account then will be allocated to the Sub-Accounts according to your instructions.

FREE-LOOK PERIOD


The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:


      -      45 days after the application for the Policy is signed, or

      - 10 days after you receive the Policy (or longer if required by state law), or

      - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail within seven days a refund equal to the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Inheiritage Account, PLUS

(2) the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, the refund will equal the premiums paid. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.


FREE LOOK WITH FACE AMOUNT INCREASES -- After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:


      -      45 days after the application for the increase is signed, or

      - 10 days after you receive the new specification pages issued for the increase (or longer if required by state law), or

      - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Inheiritage Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Inheiritage Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.


Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Dates of Issue, and Premium Class as the original Policy.


PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Inheiritage Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY -- Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted each month, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under a MAP procedure is $50.


Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.



MINIMUM MONTHLY FACTOR -- If, in the first 48 Policy months following issue or an increase in the Face Amount, you make premium payments, less partial withdrawals and partial withdrawal charges, at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or Policy Change which causes a change in the Minimum Monthly Factor has been in force and Debt does not exceed Policy Value less surrencder charges, the Policy is guaranteed not to lapse during that period. EXCEPT FOR THE 48 POLICY MONTHS AFTER THE DATE OF ISSUE, OR THE EFFECTIVE DATE OF AN INCREASE IN THE FACE AMOUNT, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.



In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by IRS rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.

INCENTIVE FUNDING DISCOUNT


We will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.


The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

PAID-UP INSURANCE OPTION


Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.



The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Inheiritage Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker, Male, Female (or Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.



IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:


      - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

      - The Company will transfer the Policy Value in the Inheiritage Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Inheiritage Account.

      -      The Policyowner may not make further premium payments.

      - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

      -      Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Inheiritage Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than seven Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED -- You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.


If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.


The procedures the Company follows for telephone transactions include requiring callers to identify themselves by name, and to identify the Policyowner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK -- The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred.


All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.


Currently, transfers involving the General Account are permitted only if:

      - there has been at least a 90-day period since the last transfer from the General Account, and

      - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION -- You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Account which invests in the Money Market Fund of the Trust to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

      - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS -- The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

      -      the minimum amount that may be transferred,

      - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

      - the minimum period of time between transfers involving the General Account, and

      - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

DEATH PROCEEDS


The Policy provides for the payment of the Death Proceeds to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, the Policyowner must mail due proof of such death to the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary, upon due proof of the death of the last surviving Insured.



The Company will normally pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


Prior to the Final Premium Payment Date, the Death Proceeds are:

      - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

      - any additional insurance on the Insureds' lives that is provided by rider; minus

      - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of death of the last surviving Insured.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.


GUIDELINE MINIMUM SUM INSURED -- The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the first Table below (for all Policies issued in Pennsylvania and for certain other Policies* described below, TABLE 2 applies). The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

   Age      Percentage
---------  -------------
under 60          300%
   60             300%
   61             293%
   62             286%
   63             279%
   64             272%
   65             265%
   66             258%
   67             251%
   68             244%
   69             237%
   70             230%
   71             223%
   72             217%
   73             211%
   74             205%
   75             198%
   76             192%
   77             186%

   Age      Percentage
---------  -------------
   78             180%
   79             173%
   80             167%
   81             163%
   82             159%
   83             155%
   84             151%
   85             147%
   86             143%
   87             139%
   88             135%
   89             130%
   90             125%
   91             120%
   92             115%
   93             110%
   94             105%
   95             100%
 Over 95          100%


For all Policies issued in Pennsylvania and for certain other Policies* described below, GUIDELINE MINIMUM SUM INSURED -- TABLE 2 applies, as follows:



                    GUIDELINE MINIMUM SUM INSURED -- TABLE 2
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

   Age       Percentage
----------  -------------
 thru 40           250%
    41             243%
    42             236%
    43             229%
    44             222%
    45             215%
    46             209%
    47             203%
    48             197%
    49             191%
    50             185%
    51             178%
    52             171%
    53             164%
    54             157%
    55             150%
    56             146%
    57             142%
    58             138%
    59             134%
    60             130%

   Age       Percentage
----------  -------------
    61             128%
    62             126%
    63             124%
    64             122%
    65             120%
    66             119%
    67             118%
    68             117%
    69             116%
    70             115%
    71             113%
    72             111%
    73             109%
    74             107%
75 thru 90         105%
    91             104%
    92             103%
    93             102%
    94             101%
    95             100%


* For a period of 90 days after a state insurance department has approved the use of GUIDELINE MINIMUM SUM INSURED -- TABLE 2, the Company will permit Policyowners in that state to endorse the Policy to elect GUIDELINE MINIMUM SUM INSURED -- TABLE 2. After a state insurance department has approved its use, all new Policies issued in that state will utilize GUIDELINE MINIMUM SUM INSURED -- TABLE 2.

Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Policy Value will accumulate will be slower, under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See "CHARGES AND DEDUCTIONS -- Monthly Deduction From Policy Value."

If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

ILLUSTRATIONS -- For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1 -- Under Option 1, a Policy with a $300,000 Face Amount will generally have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 X 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 X 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 X 3.00).

Similarly, so long as Policy Value exceeds $100,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2 -- For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000);
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 X 3.00); Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 X 3.00); and Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 X 3.00).

Similarly, if Policy Value exceeds $150,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.


CHANGE FROM OPTION 1 TO OPTION 2 -- If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."



CHANGE FROM OPTION 2 TO OPTION 1 -- If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. However, the change in option will affect the determination of the Sum Insured from that point on, since the Policy Value will no longer be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Inheiritage Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.



A change in Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."


CHANGE IN FACE AMOUNT


Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office, or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT -- Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in Face Amount may not be less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.


On the effective date of each increase in Face Amount, a transaction charge of $40 will be deducted from Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.


An increase in the Face Amount will generally affect the Insurance Amount at Risk and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- Monthly Deduction from Policy Value," and "Surrender Charge."



After increasing the Face Amount, you will have the right (1) during a Free Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.



DECREASES IN THE FACE AMOUNT -- The minimum amount for a decrease in Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to you.



A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policy owner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:


      -      the Face Amount provided by the most recent increase;

      -      the next most recent increases successively; and

      -      the initial Face Amount.


This order will also be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

      -      your accumulation in the General Account, PLUS

      -      the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.


CALCULATION OF POLICY VALUE -- The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Inheiritage Account; see THE POLICY -- Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:


      - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; PLUS

      - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT -- Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a Sub-Account of the Inheiritage Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to
1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and
(d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to .90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 1.275%; and

(d) is the Inheiritage Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first 15 Policy years.


The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


DEATH PROCEEDS PAYMENT OPTIONS


During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.


OPTIONAL INSURANCE BENEFITS


Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


POLICY SURRENDER


You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."



The proceeds on surrender may be paid in a single lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from surrender see FEDERAL TAX CONSIDERATIONS.


PARTIAL WITHDRAWALS


Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon written request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges On Partial Withdrawals." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.


                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.

Certain of the charges and deductions described below may be reduced for Policies issued to employees of First Allmerica and its affiliates located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll), employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The Cost of Insurance Charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.

TAX EXPENSE CHARGE


A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.


PREMIUM EXPENSE CHARGE


A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.


MONTHLY DEDUCTION FROM POLICY VALUE


Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."



Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions, or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. However, if on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE -- This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.


CALCULATION OF THE CHARGE -- If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.



If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.



EFFECT OF THE GUIDELINE MINIMUM SUM INSURED -- If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:


      - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

             - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                             OR

             - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).


When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY, "Change in the Face Amount."



COST OF INSURANCE RATES -- Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.



The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.



The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and nonsmokers. Nonsmoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a nonsmoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a nonsmoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in Face Amount. For each increase in Face Amount you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.


MONTHLY ADMINISTRATIVE CHARGES -- Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.


CHARGES AGAINST ASSETS OF THE INHEIRITAGE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Inheiritage Account.

MORTALITY AND EXPENSE RISK CHARGE -- The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 1.275% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.


INHEIRITAGE ACCOUNT ADMINISTRATIVE CHARGE -- During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Inheiritage Account and the Sub-Accounts and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Inheiritage Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Inheiritage Account administrative charge is imposed after the fifteenth Policy year.



OTHER CHARGES AND EXPENSES -- Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning such fees and expenses.



No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.


SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.


The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount and

(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.



If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE -- A separate surrender charge will apply to and is calculated for each increase in Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See "APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES." The premiums associated with the increase are determined as described below.

ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT -- Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of existing Policy Value to the increase and to allocate subsequent premium payments between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.


See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES, for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT -- A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and (3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

CHARGES ON PARTIAL WITHDRAWAL

After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

      - first, the surrender charge for the most recent increase in the Face Amount;

      - second, the surrender charge for the next most recent increases successively;

      -      last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES


The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."


You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Account which invesst in the Money Market Fund of the Trust to one or more of the other Sub-Accounts; or

      -      to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.


If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.



CHARGE FOR INCREASE IN FACE AMOUNT


For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. No such charges are currently imposed and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.


The loan amount normally will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT -- As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.


PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.



LOAN INTEREST CHARGED -- Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.


REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Inheiritage Account cannot exceed the Policy Value previously transferred from the Inheiritage Account to secure the Debt.


If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.


EFFECT OF POLICY LOANS


Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the last surviving Insured or surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.


LIMITED 48-MONTH GUARANTEE -- Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.


Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

      -      a written application for reinstatement,

      - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

      - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (a) or (b), above. Under (a), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (b), the minimum amount payable is the sum of

      - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

      - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in (b) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

      - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

      - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

      -      the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is named in the application for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.

BENEFICIARY


The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.


INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if either Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for a Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT


The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


POSTPONEMENT OF PAYMENTS


Payments of any amount due from the Inheiritage Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers may be postponed whenever: (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Inheiritage Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.


The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

           NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                                  PAST FIVE YEARS
---------------------------------------  ---------------------------------------------------
Bruce C. Anderson                        Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica

Abigail M. Armstrong                     Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                    First Allmerica

John P. Kavanaugh                        Director and Chief Investment Officer of First
 Director, Vice President and Chief       Allmerica since 1996; Vice President, First
 Investment Officer                       Allmerica

John F. Kelly                            Director of First Allmerica since 1996; Senior Vice
 Director                                 President, General Counsel and Assistant
                                          Secretary, First Allmerica

J. Barry May                             Director of First Allmerica since 1996; Director
 Director                                 and President, The Hanover Insurance Company since
                                          1996; Vice President, The Hanover Insurance
                                          Company, 1993 to 1996

James R. McAuliffe                       Director of First Allmerica since 1996; President
 Director                                 and CEO, Citizens Insurance Company of America
                                          since 1994; Vice President 1982 to 1994 and Chief
                                          Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                          Director, Chairman of the Board, President and
 Director and Chairman of the Board       Chief Executive Officer, First Allmerica since
                                          1989

Edward J. Parry, III                     Director and Chief Financial Officer of First
 Director, Vice President, Chief          Allmerica since 1996; Vice President and
 Financial Officer and Treasurer          Treasurer, First Allmerica since 1993

Richard M. Reilly                        Director of First Allmerica since 1996; Vice
 Director, President and Chief            President, First Allmerica; Director, Allmerica
 Executive Officer                        Investments, Inc.; Director and President,
                                          Allmerica Investment Management Company, Inc.

Larry C. Renfro                          Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica

Eric A. Simonsen                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica; Chief Financial
                                          Officer, First Allmerica 1990 to 1996

Phillip E. Soule                         Director of First Allmerica since 1996; Vice
 Director                                 President, First Allmerica

                                  DISTRIBUTION


Allmerica Investments, Inc., an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Inheiritage Account. Allmerica Investments, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., or of broker-dealers which have entered into selling agreements with Allmerica Investments, Inc.

The Company pay commissions to broker-dealers which sell the Policy based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions will be 90% of the first-year payments up to a payment amount we established and 4% of any excess. Commissions will be 2% for subsequent payments, plus 0.25% of unloaned Policy Value. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to you or to the Inheiritage Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.


                                    SERVICES



The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Policyowners. Currently, the Company receives service fees with respect to the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Inheiritage Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Inheiritage Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.


                                    REPORTS

The Company will maintain the records relating to the Inheiritage Account. You will be promptly sent statements of significant transactions such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).


In addition, you will be sent periodic reports containing financial statements and other information for the Inheiritage Account and the Underlying Funds as required by the 1940 Act.


                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Inheiritage Account is a party, or to which the assets of the Inheiritage Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Inheiritage Account.

                              FURTHER INFORMATION


A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS


The financial statements of Allmerica Financial Life Insurance and Annuity Company prepared in accordance with generally accepted accounting principles as of and for the year ended December 31, 1996, the statutory basis financial statements of Allmerica Financial Life Insurance and Annuity Company for 1995 and each of the three years ended December 31, 1995 and the financial statements of the Inheiritage Account of the Company at December 31, 1995 and for the periods indicated included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



The financial statements of Allmerica Financial Life Insurance and Annuity Company included herein should be considered only as bearing on the ability of Allmerica Financial Life Insurance and Annuity Company to meet its obligations under the Policies.


                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service ("IRS"). Moreover, no attempt has been made to consider any applicable state or other tax laws.


It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

THE COMPANY AND THE INHEIRITAGE ACCOUNT


The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Inheiritage Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Inheiritage Account.


The Company will review periodically the question of a charge to the Inheiritage Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Inheiritage Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Inheiritage Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value of the Policy is not taxable until received by the Policyowner or the Policyowner's designee. But see

"Modified Endowment Contracts." Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.


The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Inheiritage Account.



Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first fifteen years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner, or Beneficiary.


SPLIT OPTION RIDER -- The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.


POLICY LOANS -- The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may revoke your request for a preferred loan.



Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies covering the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS


The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including a Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level premiums.



If a Policy is considered a modified endowment contract, all distributions under the Policy will be taxed on an "income first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the Policy) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.



Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.



ESTATE AND GENERATION-SKIPPING TAXES



When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the Death Proceeds would be available to pay taxes due and other expenses incurred.


As a general rule, if an Insured is the Policyowner and Death Proceeds are payable to a person two or more generations younger than the Policyowner, a generation-skipping tax may be payable on the Death Proceeds at rates similar to the maximum estate tax rate in effect at the time. If the Policyowner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the Policy. (Such a transfer is unlikely but not impossible.) If the Death Proceeds are not includible in the Insured's estate (because the Insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the Death Proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the Beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT


As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE


The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").



The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.


Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. However, such Policy Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4% per year, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE POLICY


This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Inheiritage Account. For complete details regarding the General Account, see the Policy itself.


TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account.


The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.


Policy loans may also be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3.5% per year for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              FINANCIAL STATEMENTS


Financial statements for the Company and for the Inheiritage Account are included in this Prospectus beginning immediately after this section. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Inheiritage Account.

                        APPENDIX A -- OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER

    This rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

                         APPENDIX B -- PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.


The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Inheiritage Account.



Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.


Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

         (a) upon the death of the payee, with no further payments due (Life Annuity);

         (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

         (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

         (a) in the same amount as the original amount;

         (b) in an amount equal to 2/3 of the original amount; or

         (c) in an amount equal to 1/2 of the original amount.

         Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the

Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS


A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.


A corporation or fiduciary payee may select only option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES


The first payment under any option, except Option C, will be due on the date this Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.


The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                          APPENDIX C -- ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which a Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.


The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).



The tables assume that all premiums are allocated to and remain in the Inheiritage Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested to earn interest, (after taxes) at 5% compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Inheiritage Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value, and the daily charge against the Inheiritage Account for mortality and expense risks and the Inheiritage Account administrative charge for the first fifteen Policy years, equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Inheiritage Account attributable to the Policies, and 0.90% thereafter.


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary, and in 1996 ranged from an annual rate of 0.34% to an annual rate of 1.23% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.


Under its Management Agreement with the Trust, Allmerica Investments has declared a voluntary expense limitation of 1.50% of average net average assets for the Select International Equity Fund, 0.60% for the Money Market Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.00% for the Select Income Fund. In 1996 none of the expenses of the Underlying Funds exceeded the voluntary expense limitations.

NET ANNUAL RATES OF INVESTMENT


Taking into account the mortality and expense risk charge and the Inheiritage Account administrative charge and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.00%, 4.00%,

10.00%, respectively, during the first 15 Policy years and -1.75%, 4.25% and 10.25%, respectively, thereafter.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Inheiritage Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES, AND PREMIUM CLASS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                             ALLMERICA INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1

                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR     + INTEREST(1)     VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,240   1,000,000           0        9,809   1,000,000           0       10,378
    2           21,525         5,470       18,186   1,000,000       7,182       19,898   1,000,000       8,963       21,678
    3           33,101         7,819       26,819   1,000,000      11,252       30,252   1,000,000      14,967       33,967
    4           45,256        16,879       35,119   1,000,000      22,617       40,857   1,000,000      29,077       47,317
    5           58,019        25,962       43,062   1,000,000      34,591       51,691   1,000,000      44,704       61,804

    6           71,420        34,656       50,616   1,000,000      46,766       62,726   1,000,000      61,546       77,506
    7           85,491        42,919       57,739   1,000,000      59,101       73,921   1,000,000      79,680       94,500
    8          100,266        50,697       64,377   1,000,000      71,542       85,222   1,000,000      99,179      112,859
    9          115,779        57,914       70,454   1,000,000      84,013       96,553   1,000,000     120,106      132,646
   10          132,068        64,479       75,879   1,000,000      96,419      107,819   1,000,000     142,524      153,924

   11          149,171        71,437       80,557   1,000,000     109,798      118,918   1,000,000     167,642      176,762
   12          167,130        77,535       84,375   1,000,000     122,890      129,730   1,000,000     194,392      201,232
   13          185,986        82,661       87,221   1,000,000     135,571      140,131   1,000,000     222,871      227,431
   14          205,786        86,690       88,970   1,000,000     147,705      149,985   1,000,000     253,186      255,466
   15          226,575        89,469       89,469   1,000,000     159,123      159,123   1,000,000     285,458      285,458

   16          248,404        88,738       88,738   1,000,000     167,729      167,729   1,000,000     318,247      318,247
   17          271,324        86,156       86,156   1,000,000     175,045      175,045   1,000,000     353,300      353,300
   18          295,390        81,519       81,519   1,000,000     180,840      180,840   1,000,000     390,879      390,879
   19          320,660        74,232       74,232   1,000,000     184,525      184,525   1,000,000     431,068      431,068
   20          347,193        63,695       63,695   1,000,000     185,488      185,488   1,000,000     474,082      474,082

 Age 60         58,019        25,962       43,062   1,000,000      34,591       51,691   1,000,000      44,704       61,804
 Age 65        132,068        64,479       75,879   1,000,000      96,419      107,819   1,000,000     142,524      153,924
 Age 70        226,575        89,469       89,469   1,000,000     159,123      159,123   1,000,000     285,458      285,458
 Age 75        347,193        63,695       63,695   1,000,000     185,488      185,488   1,000,000     474,082      474,082


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,000,000
    2      1,000,000
    3      1,000,000
    4      1,000,000
    5      1,000,000
    6      1,000,000
    7      1,000,000
    8      1,000,000
    9      1,000,000
   10      1,000,000
   11      1,000,000
   12      1,000,000
   13      1,000,000
   14      1,000,000
   15      1,000,000
   16      1,000,000
   17      1,000,000
   18      1,000,000
   19      1,000,000
   20      1,000,000
 Age 60    1,000,000
 Age 65    1,000,000
 Age 70    1,000,000
 Age 75    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             ALLMERICA INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1

                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR     + INTEREST(1)     VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,244   1,000,000           0        9,813   1,000,000           0       10,383
    2           21,525         5,494       18,210   1,000,000       7,207       19,923   1,000,000       8,989       21,704
    3           33,101         7,891       26,891   1,000,000      11,328       30,328   1,000,000      15,047       34,047
    4           45,256        17,043       35,283   1,000,000      22,792       41,032   1,000,000      29,264       47,504
    5           58,019        26,283       43,383   1,000,000      34,938       52,038   1,000,000      45,078       62,178

    6           71,420        35,229       51,189   1,000,000      47,390       63,350   1,000,000      62,226       78,186
    7           85,491        43,875       58,695   1,000,000      60,151       74,971   1,000,000      80,834       95,654
    8          100,266        52,213       65,893   1,000,000      73,222       86,902   1,000,000     101,037      114,717
    9          115,779        60,231       72,771   1,000,000      86,597       99,137   1,000,000     122,985      135,525
   10          132,068        67,919       79,319   1,000,000     100,277      111,677   1,000,000     146,843      158,243

   11          149,171        76,297       85,417   1,000,000     115,291      124,411   1,000,000     173,832      182,952
   12          167,130        84,176       91,016   1,000,000     130,455      137,295   1,000,000     202,976      209,816
   13          185,986        91,508       96,068   1,000,000     145,729      150,289   1,000,000     234,464      239,024
   14          205,786        98,242      100,522   1,000,000     161,067      163,347   1,000,000     268,511      270,791
   15          226,575       104,318      104,318   1,000,000     176,413      176,413   1,000,000     305,355      305,355

   16          248,404       107,680      107,680   1,000,000     189,902      189,902   1,000,000     343,787      343,787
   17          271,324       110,188      110,188   1,000,000     203,275      203,275   1,000,000     385,739      385,739
   18          295,390       111,790      111,790   1,000,000     216,491      216,491   1,000,000     431,631      431,631
   19          320,660       112,272      112,272   1,000,000     229,363      229,363   1,000,000     481,843      481,843
   20          347,193       111,443      111,443   1,000,000     241,727      241,727   1,000,000     536,868      536,868

 Age 60         58,019        26,283       43,383   1,000,000      34,938       52,038   1,000,000      45,078       62,178
 Age 65        132,068        67,919       79,319   1,000,000     100,277      111,677   1,000,000     146,843      158,243
 Age 70        226,575       104,318      104,318   1,000,000     176,413      176,413   1,000,000     305,355      305,355
 Age 75        347,193       111,443      111,443   1,000,000     241,727      241,727   1,000,000     536,868      536,868


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,000,000
    2      1,000,000
    3      1,000,000
    4      1,000,000
    5      1,000,000
    6      1,000,000
    7      1,000,000
    8      1,000,000
    9      1,000,000
   10      1,000,000
   11      1,000,000
   12      1,000,000
   13      1,000,000
   14      1,000,000
   15      1,000,000
   16      1,000,000
   17      1,000,000
   18      1,000,000
   19      1,000,000
   20      1,000,000
 Age 60    1,000,000
 Age 65    1,000,000
 Age 70    1,000,000
 Age 75    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME

                             ALLMERICA INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2

                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR     + INTEREST(1)     VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,240   1,009,240           0        9,809   1,009,809           0       10,378
    2           21,525         5,467       18,182   1,018,182       7,179       19,894   1,019,894       8,959       21,674
    3           33,101         7,807       26,807   1,026,807      11,239       30,239   1,030,239      14,952       33,952
    4           45,256        16,850       35,090   1,035,090      22,583       40,823   1,040,823      29,037       47,277
    5           58,019        25,904       43,004   1,043,004      34,521       51,621   1,051,621      44,619       61,719

    6           71,420        34,552       50,512   1,050,512      46,634       62,594   1,062,594      61,380       77,340
    7           85,491        42,745       57,565   1,057,565      58,871       73,691   1,073,691      79,379       94,199
    8          100,266        50,421       64,101   1,064,101      71,164       84,844   1,084,844      98,664      112,344
    9          115,779        57,493       70,033   1,070,033      83,416       95,956   1,095,956     119,259      131,799
   10          132,068        63,859       75,259   1,075,259      95,504      106,904   1,106,904     141,175      152,575

   11          149,171        70,549       79,669   1,079,669     108,435      117,555   1,117,555     165,549      174,669
   12          167,130        76,295       83,135   1,083,135     120,909      127,749   1,127,749     191,222      198,062
   13          185,986        80,971       85,531   1,085,531     132,757      137,317   1,137,317     218,169      222,729
   14          205,786        84,438       86,718   1,086,718     143,789      146,069   1,146,069     246,346      248,626
   15          226,575        86,532       86,532   1,086,532     153,777      153,777   1,153,777     275,675      275,675

   16          248,404        84,970       84,970   1,084,970     160,530      160,530   1,160,530     304,419      304,419
   17          271,324        81,398       81,398   1,081,398     165,465      165,465   1,165,465     333,940      333,940
   18          295,390        75,626       75,626   1,075,626     168,274      168,274   1,168,274     364,077      364,077
   19          320,660        67,063       67,063   1,067,063     168,215      168,215   1,168,215     394,224      394,224
   20          347,193        55,158       55,158   1,055,158     164,548      164,548   1,164,549     423,743      423,743

 Age 60         58,019        25,904       43,004   1,043,004      34,521       51,621   1,051,621      44,619       61,719
 Age 65        132,068        63,859       75,259   1,075,259      95,504      106,904   1,106,904     141,175      152,575
 Age 70        226,575        86,532       86,532   1,086,532     153,777      153,777   1,153,777     275,675      275,675
 Age 75        347,193        55,158       55,158   1,055,158     164,548      164,548   1,164,549     423,743      423,743


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,010,378
    2      1,021,674
    3      1,033,952
    4      1,047,278
    5      1,061,719
    6      1,077,340
    7      1,094,199
    8      1,112,344
    9      1,131,800
   10      1,152,575
   11      1,174,669
   12      1,198,062
   13      1,222,729
   14      1,248,626
   15      1,275,675
   16      1,304,419
   17      1,333,940
   18      1,364,077
   19      1,394,224
   20      1,423,743
 Age 60    1,061,719
 Age 65    1,152,575
 Age 70    1,275,675
 Age 75    1,423,743



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             ALLMERICA INHEIRITAGE
                       CURRENT COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2

                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR     + INTEREST(1)     VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)     BENEFIT      VALUE      VALUE(2)
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,244   1,009,244           0        9,813   1,009,813           0       10,382
    2           21,525         5,491       18,207   1,018,207       7,204       19,919   1,019,919       8,985       21,701
    3           33,101         7,881       26,881   1,026,881      11,317       30,317   1,030,317      15,034       34,034
    4           45,256        17,021       35,261   1,035,261      22,765       41,005   1,041,005      29,232       47,472
    5           58,019        26,239       43,339   1,043,339      34,883       51,983   1,051,983      45,011       62,111

    6           71,420        35,152       51,112   1,051,112      47,292       63,252   1,063,252      62,102       78,062
    7           85,491        43,751       58,571   1,058,571      59,987       74,807   1,074,807      80,618       95,438
    8          100,266        52,025       65,705   1,065,705      72,964       86,644   1,086,644     100,686      114,366
    9          115,779        59,959       72,499   1,072,500      86,210       98,750   1,098,750     122,435      134,975
   10          132,068        67,540       78,940   1,078,940      99,716      111,116   1,111,116     146,014      157,414

   11          149,171        75,772       84,892   1,084,893     114,485      123,605   1,123,605     172,594      181,714
   12          167,130        83,458       90,298   1,090,298     129,312      136,152   1,136,152     201,148      207,988
   13          185,986        90,541       95,101   1,095,101     144,129      148,689   1,148,689     231,803      236,363
   14          205,786        96,959       99,239   1,099,239     158,861      161,141   1,161,141     264,690      266,970
   15          226,575       102,641      102,641   1,102,641     173,416      173,416   1,173,417     299,942      299,942

   16          248,404       105,518      105,518   1,105,518     185,879      185,879   1,185,879     336,199      336,199
   17          271,324       107,431      107,431   1,107,431     197,927      197,927   1,197,927     375,200      375,200
   18          295,390       108,322      108,322   1,108,322     209,467      209,467   1,209,467     417,148      417,148
   19          320,660       107,952      107,952   1,107,953     220,211      220,211   1,220,211     462,068      462,068
   20          347,193       106,115      106,115   1,106,115     229,890      229,890   1,229,890     510,023      510,023

 Age 60         58,019        26,239       43,339   1,043,339      34,883       51,983   1,051,983      45,011       62,111
 Age 65        132,068        67,540       78,940   1,078,940      99,716      111,116   1,111,116     146,014      157,414
 Age 70        226,575       102,641      102,641   1,102,641     173,416      173,416   1,173,417     299,942      299,942
 Age 75        347,193       106,115      106,115   1,106,115     229,890      229,890   1,229,890     510,023      510,023


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,010,382
    2      1,021,701
    3      1,034,034
    4      1,047,472
    5      1,062,111
    6      1,078,062
    7      1,095,438
    8      1,114,366
    9      1,134,975
   10      1,157,414
   11      1,181,714
   12      1,207,988
   13      1,236,363
   14      1,266,970
   15      1,299,942
   16      1,336,200
   17      1,375,201
   18      1,417,148
   19      1,462,068
   20      1,510,023
 Age 60    1,062,111
 Age 65    1,157,414
 Age 70    1,299,942
 Age 75    1,510,023



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase) and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

Applicable Age   Maximum GAPs
--------------  ---------------
     5-75            1.95
      76             1.92
      77             1.81
      78             1.69
      79             1.60
      80             1.50
      81             1.40
      82             1.31


A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).

The Factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Younger    Initial    Younger    Initial    Younger    Initial
  Issue    Surrender    Issue    Surrender    Issue    Surrender
   Age      Charge       Age      Charge       Age      Charge
---------  ---------  ---------  ---------  ---------  ---------
    5        5.00        31        9.40        57        21.00
    6        5.00        32        9.80        58        22.00
    7        5.00        33        10.20       59        23.00
    8        5.00        34        10.60       60        24.00
    9        5.00        35        11.00       61        25.00
   10        5.00        36        11.40       62        26.00
   11        5.00        37        11.80       63        27.00
   12        5.00        38        12.20       64        28.00
   13        5.00        39        12.60       65        29.00
   14        5.00        40        13.00       66        30.00
   15        5.00        41        13.40       67        31.00
   16        5.00        42        13.80       68        32.00
   17        5.00        43        14.20       69        33.00
   18        5.00        44        14.60       70        34.00
   19        5.00        45        15.00       71        35.00
   20        5.00        46        15.40       72        35.00
   21        5.40        47        15.80       73        35.00
   22        5.80        48        16.20       74        35.00
   23        6.20        49        16.60       75        35.00
   24        6.60        50        17.00       76        35.00
   25        7.00        51        17.40       77        35.00
   26        7.40        52        17.80       78        35.00
   27        7.80        53        18.20       79        35.00
   28        8.20        54        18.60       80        35.00
   29        8.60        55        19.00
   30        9.00        56        20.00

                                    EXAMPLES

For the purposes of these examples, assume that two nonsmokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

(a) Deferred Administrative Charge                                        $8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (48% X 1.95 GAPs)                               $15,781.99
                                                                          ---------
      TOTAL                                                               $24,281.99

Maximum Surrender Charge per Table (19.00 X 1,000)                        $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a) Deferred Administrative Charge                                         $8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (not to exceed 25% of Premiums received, up to      Varies
    one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)
                                                                          ----------
                                                                          Sum of (a)
                                                                          and (b)


The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.


Example 1:

    Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

    Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

FINANCIAL STATEMENTS
DECEMBER 31, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying balance sheet and the related statement of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 1996, and the results of their operations and their cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1997

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                              STATEMENT OF INCOME

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 REVENUES
   Premiums.....................................  $   32.7
     Universal life and investment product
      policy fees...............................     176.2
     Net investment income......................     171.7
     Net realized investment losses.............      (3.6)
     Other income...............................       0.9
                                                  ---------
         Total revenues.........................     377.9
                                                  ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................     192.6
     Policy acquisition expenses................      49.9
     Other operating expenses...................      86.6
                                                  ---------
         Total benefits, losses and expenses....     329.1
                                                  ---------
 Income before federal income taxes.............      48.8
                                                  ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      26.9
     Deferred...................................      (9.8)
                                                  ---------
         Total federal income tax expense.......      17.1
                                                  ---------
 Net income.....................................  $   31.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                                 BALANCE SHEET

 DECEMBER 31,
 (IN MILLIONS)                                                1996
 --------------------------------------------------------  ----------
 ASSETS
   Investments:
     Fixed maturities-at fair value (amortized cost of
      $1,660.2)..........................................  $ 1,698.0
     Equity securities-at fair value (cost of $33.0).....       41.5
     Mortgage loans......................................      221.6
     Real estate.........................................       26.1
     Policy loans........................................      131.7
     Other long-term investments.........................        7.9
                                                           ----------
         Total investments...............................    2,126.8
                                                           ----------
   Cash and cash equivalents.............................       18.8
   Accrued investment income.............................       37.7
   Deferred policy acquisition costs.....................      632.7
                                                           ----------
   Reinsurance receivables:
     Future policy benefits..............................       68.1
     Outstanding claims, losses and loss adjustment
      expenses...........................................        3.5
     Other...............................................        0.9
                                                           ----------
         Total reinsurance receivables...................       72.5
                                                           ----------
   Other assets..........................................        8.2
   Separate account assets...............................    4,524.0
                                                           ----------
         Total assets....................................  $ 7,420.7
                                                           ----------
                                                           ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,163.0
     Outstanding claims, losses and loss adjustment
      expenses...........................................       15.4
     Unearned premiums...................................        2.7
     Contractholder deposit funds and other policy
      liabilities........................................       32.8
                                                           ----------
         Total policy liabilities and accruals...........    2,213.9
                                                           ----------
   Expenses and taxes payable............................       77.3
   Deferred federal income taxes.........................       60.2
   Separate account liabilities..........................    4,523.6
                                                           ----------
         Total liabilities...............................    6,875.0
                                                           ----------
   Commitments and contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
    authorized, 2,518 shares issued and outstanding......        2.5
   Additional paid-in-capital............................      346.3
   Unrealized appreciation on investments, net...........       20.5
   Retained earnings.....................................      176.4
                                                           ----------
         Total shareholder's equity......................      545.7
                                                           ----------
         Total liabilities and shareholder's equity......  $ 7,420.7
                                                           ----------
                                                           ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 COMMON STOCK
     Balance at beginning of year...............  $    2.5
     Issued during year.........................      --
                                                  ---------
     Balance at end of year.....................       2.5
                                                  ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of year...............     324.3
     Contributed from parent....................      22.0
                                                  ---------
     Balance at end of year.....................     346.3
                                                  ---------
 RETAINED EARNINGS
     Balance at beginning of year...............     144.7
     Net income.................................      31.7
                                                  ---------
     Balance at end of year.....................     176.4
                                                  ---------
 NET UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS
     Balance at beginning of year...............      23.8
                                                  ---------
     Appreciation (depreciation) during the
      period:
         Net appreciation (depreciation) on
        available-for-sale securities...........      (5.1)
         (Provision) benefit for deferred
        federal income taxes....................       1.8
                                                  ---------
                                                      (3.3)
                                                  ---------
         Balance at end of year.................      20.5
                                                  ---------
             Total shareholder's equity.........  $  545.7
                                                  ---------
                                                  ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                            STATEMENT OF CASH FLOWS

 FOR THE YEAR ENDED DECEMBER 31,
 (IN MILLIONS)                                    1996
 --------------------------------------------  ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    31.7
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Net realized losses.................        3.6
         Net amortization and depreciation...        3.5
         Deferred federal income taxes
        (benefits)...........................       (9.8)
         Change in deferred policy
        acquisition costs....................      (66.8)
         Change in premiums and notes
        receivable, net of reinsurance
        payable..............................       (0.2)
         Change in accrued investment
        income...............................        1.2
         Change in policy liabilities and
        accruals, net........................      (39.9)
         Change in reinsurance receivable....       (1.5)
         Change in expenses and taxes
        payable..............................       32.3
         Separate account activity, net......       10.5
         Other, net..........................       (0.2)
                                               ----------
             Net cash provided by operating
               activities....................      (35.6)
                                               ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................      809.4
     Proceeds from disposals of equity
      securities.............................        1.5
     Proceeds from disposals of other
      investments............................       17.5
     Proceeds from mortgages matured or
      collected..............................       34.0
     Purchase of available-for-sale fixed
      maturities.............................     (795.8)
     Purchase of equity securities...........      (13.2)
     Purchase of other investments...........      (36.2)
     Other investing activities, net.........       (2.1)
                                               ----------
             Net cash (used in) provided by
               investing activities..........       15.1
                                               ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
      capital paid in........................       22.0
                                               ----------
             Net cash provided by financing
               activities....................       22.0
                                               ----------
 Net change in cash and cash equivalents.....        1.5
 Cash and cash equivalents, beginning of
  year.......................................       17.3
                                               ----------
 Cash and cash equivalents, end of year......  $    18.8
                                               ----------
                                               ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.4
     Income taxes paid.......................  $    16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION

    Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of SMA Financial Corporation, which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

    The Company classifies all debt and equity securities as available-for-sale.

Realized gains and losses on sales of fixed maturities and equity securities are determined on the specific-identification basis using amortized cost for fixed maturities and cost for equity securities. Fixed maturities and equity securities with other than temporary declines in fair value are written down to estimated fair value resulting in the recognition of realized losses.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Real estate that has been acquired through the foreclosure of mortgage loans is valued at the estimated fair value at the time of foreclosure. The Company considers several methods in determining fair value at foreclosure, using primarily third-party appraisals and discounted cash flow analyses. After foreclosure, the Company makes a determination as to whether the asset should be held for production of income or held for sale.

Real estate investments held for the production of income and held for sale are carried at depreciated cost less valuation allowances, if necessary, to reduce the carrying value to fair value. Depreciation is generally calculated using the straight-line method.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

    In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

    Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life and group variable universal life products and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits over the expected life of the contracts using a revised interest rate applied to the remaining benefit period. Acquisition costs related to annuity and other life insurance businesses are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination.

Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Premiums for individual accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Premiums for individual life and health insurance and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefits in excess of fund values and net investment income credited to universal life fund values.

I.  FEDERAL INCOME TAXES

    AFC, FAFLIC, AFLIAC and FAFLIC's non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated life-nonlife return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/ depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

    In March, 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of", was issued. This statement requires companies to write down to fair value long-lived assets whose carrying value is greater than the undiscounted cash flows of those assets. The statement also requires that long-lived assets of which management is committed to dispose, either by sale or abandonment, be valued at the lower of their carrying amount or fair value less costs to sell. This statement is effective for fiscal years beginning after December 15, 1995. The adoption of this statement has not had a material effect on the financial statements.

2.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

    The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                              1996
                                          --------------------------------------------
                                                        GROSS       GROSS
DECEMBER 31                               AMORTIZED    UNREALIZED UNREALIZED    FAIR
(IN MILLIONS)                              COST (1)     GAINS      LOSSES      VALUE
----------------------------------------  ----------   --------   ---------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......   $   15.7      $ 0.5      $ 0.2     $   16.0
States and political subdivisions.......        8.9        1.6       --           10.5
Foreign governments.....................       53.2        2.9       --           56.1
Corporate fixed maturities..............    1,437.2       38.6        6.1      1,469.7
Mortgage-backed securities..............      145.2        2.2        1.7        145.7
                                          ----------   --------   ---------   --------
Total fixed maturities
 available-for-sale.....................   $1,660.2      $45.8      $ 8.0     $1,698.0
                                          ----------   --------   ---------   --------
Equity securities.......................   $   33.0      $10.2      $ 1.7     $   41.5
                                          ----------   --------   ---------   --------
                                          ----------   --------   ---------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In March 1994, AFLIAC voluntarily withdrew its license in New York in order to provide for certain commission arrangements prohibited by New York comparable to AFLIAC's competitors. In connection with the withdrawal, FAFLIC, which is licensed in New York, became qualified to sell the products previously sold by AFLIAC in New York. AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1996.

There were no contractual fixed maturity investment commitments at December 31, 1996.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1996
                                                              --------------------
DECEMBER 31                                                   AMORTIZED    FAIR
(IN MILLIONS)                                                   COST       VALUE
------------------------------------------------------------  ---------  ---------

Due in one year or less.....................................  $  129.2   $  130.0
Due after one year through five years.......................     459.0      473.4
Due after five years through ten years......................     735.1      751.1
Due after ten years.........................................     336.9      343.5
                                                              ---------  ---------
    Total...................................................  $1,660.2   $1,698.0
                                                              ---------  ---------
                                                              ---------  ---------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEAR ENDED DECEMBER 31                                  PROCEEDS FROM      GROSS  GROSS
(IN MILLIONS)                                                  VOLUNTARY SALES     GAINS  LOSSES
------------------------------------------------------------  ------------------   -----  ------

1996

Fixed maturities............................................   $496.6              $4.3   $8.3
                                                              --------             -----  ------
Equity securities...........................................   $  1.5              $0.4   $0.1
                                                              --------             -----  ------

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                              EQUITY
FOR THE YEAR ENDED DECEMBER 31                                  FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)   TOTAL
------------------------------------------------------------  ----------   -------------   ------

1996

Net appreciation (depreciation), beginning of year..........    $ 20.4      $ 3.4          $ 23.8
                                                              ----------   ------          ------
  Net (depreciation) appreciation on available-for-sale
   securities...............................................     (20.8)       6.7           (14.1)
  Net appreciation from the effect on deferred policy
   acquisition costs and on policy liabilities..............       9.0       --               9.0
  Provision for deferred federal income taxes...............       4.1       (2.3)            1.8
                                                              ----------   ------          ------
                                                                  (7.7)       4.4            (3.3)
                                                              ----------   ------          ------
Net appreciation, end of year...............................    $ 12.7      $ 7.8          $ 20.5
                                                              ----------   ------          ------
                                                              ----------   ------          ------

(1) Includes net appreciation on other investments of $2.2 million.

B.  MORTGAGE LOANS AND REAL ESTATE

    AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Mortgage loans..........................  $221.6
                                          ------
Real estate:
  Held for sale.........................    26.1
  Held for production of income.........    --
                                          ------
    Total real estate...................    26.1
                                          ------
Total mortgage loans and real estate....  $247.7
                                          ------
                                          ------

Reserves for mortgage loans were $9.5 million at December 31, 1996.

During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $16.0 million. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1996
----------------------------------------  ------

Property type:
  Office building.......................  $ 86.1
  Residential...........................    39.0
  Retail................................    55.9
  Industrial / warehouse................    52.6
  Other.................................    25.3
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------
Geographic region:

  South Atlantic........................  $ 72.9
  Pacific...............................    37.0
  East North Central....................    58.3
  Middle Atlantic.......................    35.0
  West South Central....................     5.7
  New England...........................    21.9
  Other.................................    28.1
  Valuation allowances..................   (11.2)
                                          ------
Total...................................  $247.7
                                          ------
                                          ------

At December 31, 1996, scheduled mortgage loan maturities were as follows: 1997 -- $58.6 million; 1998 -- $53.1 million; 1999 -- $21.5 million; 2000 -- $52.3 million; 2001 -- $7.7 million; and $28.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1996, the Company refinanced $7.8 million of mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEAR ENDED                                               BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1996

Mortgage loans...........    $12.5        $4.5       $7.5          $ 9.5
Real estate..............      2.1        --          0.4            1.7
                           ----------   ---------   ----------   ----------
    Total................    $14.6        $4.5       $7.9          $11.2
                           ----------   ---------   ----------   ----------
                           ----------   ---------   ----------   ----------

The carrying value of impaired loans was $21.5 million with related reserves of $7.3 million as of December 31, 1996. All impaired loans were reserved as of December 31, 1996.

The average carrying value of impaired loans was $26.3 million, with related interest income while such loans were impaired, of $3.4 million as of December 31, 1996.

D.  OTHER

    At December 31, 1996, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

3.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

    The components of net investment income were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  ------

Fixed maturities.............................  $137.2
Mortgage loans...............................    22.0
Equity securities............................     0.7
Policy loans.................................    10.2
Real estate..................................     6.2
Other long-term investments..................     0.8
Short-term investments.......................     1.4
                                               ------
Gross investment income......................   178.5
Less investment expenses.....................    (6.8)
                                               ------
Net investment income........................  $171.7
                                               ------
                                               ------

At December 31, 1996, mortgage loans on non-accrual status were $5.0 million, including restructured loans of $2.6 million. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was to reduce net income by $0.1 million in 1996. There were no fixed maturities on non-accrual status at December 31, 1996.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $25.4 million at December 31, 1996. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.6 million in 1996. Actual interest income on these loans included in net investment income aggregated $2.2 million in 1996.

There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1996.

B.  REALIZED INVESTMENT GAINS AND LOSSES

    Realized gains (losses) on investments were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----

Fixed maturities.............................  $(3.3)
Mortgage loans...............................   (3.2)
Equity securities............................    0.3
Real estate..................................    2.5
Other........................................    0.1
                                               -----
Net realized investment losses...............  $(3.6)
                                               -----
                                               -----

Proceeds from voluntary sales of investments in fixed maturities were $496.6 million in 1996. Realized gains on such sales were $4.3 million, and realized losses were $8.3 million for 1996.

4.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

REINSURANCE RECEIVABLES

The carrying amount of the reinsurance receivable for outstanding claims, losses and loss adjustment expenses. reported in the balance sheet approximates fair value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments were as follows:

                                                       1996
                                               --------------------
DECEMBER 31                                    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE
---------------------------------------------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   18.8    $   18.8
  Fixed maturities...........................   1,698.0     1,698.0
  Equity securities..........................      41.5        41.5
  Mortgage loans.............................     221.6       229.3
  Policy loans...............................     131.7       131.7
  Reinsurance receivables....................      72.5        72.5
                                               ---------   --------
                                               $2,184.1    $2,191.8
                                               ---------   --------
                                               ---------   --------

FINANCIAL LIABILITIES
  Individual annuity contracts...............     910.2       703.6
  Supplemental contracts without life
   contingencies.............................      15.9        15.9
  Other individual contract deposit funds....       0.3         0.3
                                               ---------   --------
                                               $  926.4    $  719.8
                                               ---------   --------
                                               ---------   --------

5.  DEBT

During 1996, the Company utilized repurchase agreements to finance certain investments. Although the repurchase agreements were entirely settled by year end, management may utilize this policy again in future periods.

Interest expense was $3.4 million in 1996, relating to interest payments on repurchase agreements, and is recorded in other operating expenses.

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                  1996
---------------------------------------------  -----
Federal income tax expense (benefit)
  Current....................................  $26.9
  Deferred...................................   (9.8)
                                               -----
Total........................................  $17.1
                                               -----
                                               -----

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred tax (assets) liabilities are comprised of the following at December 31, 1996:

DECEMBER 31
(IN MILLIONS)                                   1996
---------------------------------------------  -------
Deferred tax (assets) liabilities
  Loss reserves..............................   (137.0)
  Deferred acquisition costs.................    186.9
  Investments, net...........................     14.2
  Bad debt reserve...........................     (1.1)
  Other, net.................................     (2.8)
                                               -------
Deferred tax liability, net..................  $  60.2
                                               -------
                                               -------

Gross deferred income tax liabilities totaled $201.1 million at December 31, 1996. Gross deferred income tax assets totaled $140.9 million at December 31, 1996.

Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the life-nonlife consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the life-nonlife consolidated group's federal income tax returns for 1989, 1990, and 1991. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $112.4 million in 1996. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $13.3 million at December 31, 1996.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

At January 1, 1997, AFLIAC could pay dividends of $11.9 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

The effects of reinsurance were as follows:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                      1996
 -----------------------------------------------  ---------
 Life insurance premiums:
   Direct.......................................  $   53.3
   Assumed......................................       3.1
   Ceded........................................     (23.7)
                                                  ---------
 Net premiums...................................  $   32.7
                                                  ---------
 Life insurance and other individual policy
  benefits, claims, losses and loss adjustment
  expenses:
   Direct.......................................  $  206.4
   Assumed......................................       4.5
   Ceded........................................     (18.3)
                                                  ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $  192.6
                                                  ---------
                                                  ---------

10.  DEFERRED POLICY ACQUISITION EXPENSES

The following reflects the changes to the deferred policy acquisition asset:

 FOR THE YEAR ENDED DECEMBER 31
 (IN MILLIONS)                                         1996
 --------------------------------------------------  --------
 Balance at beginning of year......................  $ 555.7
   Acquisition expenses deferred...................    116.6
   Amortized to expense during the year............    (49.9)
   Adjustment to equity during the year............     10.3
                                                     --------
 Balance at end of year............................  $ 632.7
                                                     --------
                                                     --------

11.  LIABILITIES FOR INDIVIDUAL ACCIDENT AND HEALTH BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $178.6 million at December 31, 1996. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $3.2 million in 1996.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

    The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

 (IN MILLIONS)                                          1996
 ---------------------------------------------------  ---------
 Statutory net income...............................  $    5.4
 Statutory Surplus..................................  $  234.0
                                                      ---------

14.  SUBSEQUENT EVENT (UNAUDITED)

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coninsurance arrangement to Metroplitan Life Insurance Company. The consummation of the transaction is subject to the negotiation of definitive agreements and regulatory approvals and is expected to occur on or before October 1, 1997. In connection with this transaction, the Company has recorded an after-tax charge of $35 million to net income in the first quarter of 1997 related to the reinsurance of this business.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY
(FORMERLY SMA LIFE ASSURANCE COMPANY)
STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 1995

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
DECEMBER 31, 1995

Statutory Financial Statements

Report of Independent Accountants.....................................................       F-20

Statement of Assets, Liabilities, Surplus and Other Funds.............................       F-22

Statement of Operations and Changes in Capital and Surplus............................       F-23

Statement of Cash Flows...............................................................       F-24

Notes to Statutory Financial Statements...............................................       F-25

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Allmerica Financial Life Insurance and Annuity Company
(formerly known as SMA Life Assurance Company)

We have audited the accompanying statutory basis statement of assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the related statutory basis statements of operations and changes in capital and surplus, and of cash flows for each of the three years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years ended December 31, 1995.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years ended December 31, 1995, on the basis of accounting described in
Note 1.

As discussed in Note 1 to the financial statements, the Company's parent, State Mutual Life Assurance Company of America, converted from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company on October 16, 1995. In connection with this transaction, the Company changed its name to Allmerica Financial Life Insurance and Annuity Company and its parent became a wholly-owned subsidiary of Allmerica Financial Corporation.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, MA

February 5, 1996

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF ASSETS, LIABILITIES, SURPLUS AND OTHER FUNDS
                               AS OF DECEMBER 31,
                                 (IN THOUSANDS)

ASSETS                                            1995        1994
                                               ----------  ----------

Cash.........................................  $    7,791  $    7,248
Investments:
  Bonds......................................   1,659,575   1,595,275
  Stocks.....................................      18,132      12,283
  Mortgage loans.............................     239,522     295,532
  Policy loans...............................     122,696     116,600
  Real estate................................      40,967      51,288
  Short term investments.....................       3,500      45,239
  Other invested assets......................      40,196      27,443
                                               ----------  ----------
      Total cash and investments.............   2,132,379   2,150,908

Premiums deferred and uncollected............      (1,231)      5,452
Investment income due and accrued............      38,413      39,442
Other assets.................................       6,060      10,569
Assets held in separate accounts.............   2,978,409   1,869,695
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

LIABILITIES, SURPLUS AND OTHER FUNDS

Liabilities:

Policy liabilities:
  Life reserves..............................  $  856,239  $  890,880
  Annuity and other fund reserves............     865,216     928,325
  Accident and health reserves...............     167,246     121,580
  Claims payable.............................      11,047      11,720
                                               ----------  ----------
      Total policy liabilities...............   1,899,748   1,952,505

Expenses and taxes payable...................      20,824      17,484
Other liabilities............................      27,499      36,466
Asset valuation reserve......................      31,556      20,786
Obligations related to separate account
 business....................................   2,967,547   1,859,502
                                               ----------  ----------
      Total liabilities......................   4,947,174   3,886,743
                                               ----------  ----------

Surplus and Other Funds:
  Common stock, $1,000 par value
      Authorized -- 10,000 shares
      Issued and outstanding -- 2,517
    shares...................................       2,517       2,517
  Paid-in surplus............................     199,307     199,307
  Unassigned surplus (deficit)...............       4,282     (13,621)
  Special contingency reserves...............         750       1,120
                                               ----------  ----------
      Total surplus and other funds..........     206,856     189,323
                                               ----------  ----------
                                               $5,154,030  $4,076,066
                                               ----------  ----------
                                               ----------  ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

           STATEMENT OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

REVENUE                                           1995          1994          1993
                                               -----------   -----------   -----------

 Premiums and other considerations:
    Life.....................................  $   156,864   $   195,633   $   189,285
    Annuities................................      729,222       707,172       660,143
    Accident and health......................       31,790        31,927        35,718
    Reinsurance commissions and reserve
      adjustments............................       20,198         4,195         2,309
                                               -----------   -----------   -----------
      Total premiums and other
        considerations.......................      938,074       938,927       887,455

  Net investment income......................      167,470       170,430       177,612
  Realized capital losses, net of tax........       (2,295)      (17,172)       (7,225)
  Other revenue..............................       37,466        26,065        19,055
                                               -----------   -----------   -----------
      Total revenue..........................    1,140,715     1,118,250     1,076,897
                                               -----------   -----------   -----------

POLICY BENEFITS AND OPERATING EXPENSES

  Policy benefits:
    Claims, surrenders and other benefits....      391,254       331,418       275,290
    Increase (decrease) in policy reserves...      (22,669)       40,113        15,292
                                               -----------   -----------   -----------
      Total policy benefits..................      368,585       371,531       290,582
  Operating and selling expenses.............      150,215       164,175       160,928
  Taxes, except capital gains tax............       26,536        22,846        19,066
  Net transfers to separate accounts.........      556,856       553,295       586,539
                                               -----------   -----------   -----------
      Total policy benefits and operating
        expenses.............................    1,102,192     1,111,847     1,057,115
                                               -----------   -----------   -----------

NET INCOME...................................       38,523         6,403        19,782

Capital and Surplus, Beginning of Year.......      189,323       182,216       171,941
  Unrealized capital gains (losses) on
    investments..............................        8,279        12,170        (9,052)
  Transfer from (to) asset valuation
    reserve..................................      (10,770)       (9,822)        1,974
  Other adjustments..........................      (18,499)       (1,644)       (2,429)
                                               -----------   -----------   -----------

CAPITAL AND SURPLUS, END OF YEAR.............  $   206,856   $   189,323   $   182,216
                                               -----------   -----------   -----------
                                               -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS
                        FOR THE YEAR ENDED DECEMBER 31,
                                 (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES               1995         1994         1993
                                               ----------   ----------   ----------

 Premiums, deposits and other income.........  $  964,129   $  962,147   $  902,725
  Allowances and reserve adjustments on
    reinsurance ceded........................      20,693        3,279       22,185
  Net investment income......................     170,949      173,294      182,843
  Net increase in policy loans...............      (6,096)      (7,585)      (7,812)
  Benefits to policyholders and
    beneficiaries............................    (393,472)    (330,900)    (298,612)
  Operating and selling expenses and taxes...    (153,504)    (193,796)    (171,533)
  Net transfers to separate accounts.........    (608,480)    (600,760)    (634,021)
  Federal income tax (excluding tax on
    capital gains)...........................      (6,771)     (19,603)       (4828)
  Other sources (applications)...............     (13,642)      19,868        7,757
                                               ----------   ----------   ----------

NET CASH PROVIDED BY (USED IN) OPERATING
 ACTIVITIES..................................     (26,194)       5,944       (1,296)
                                               ----------   ----------   ----------

CASH FLOW FROM INVESTING ACTIVITIES

  Sales and maturities of long term
    investments:
    Bonds....................................     572,640      478,512      386,414
    Stocks...................................         481           63           64
    Real estate and other invested assets....      13,008        3,008       11,094
    Repayment of mortgage principal..........      55,202       65,334       79,844
    Capital gains tax........................        (400)        (968)      (3,296)
  Acquisition of long term investments:
    Bonds....................................    (640,339)    (508,603)    (466,086)
    Stocks...................................         (44)          --           --
    Real estate and other invested assets....     (11,929)     (24,544)      (2,392)
    Mortgage loans...........................        (415)        (364)      (2,266)
    Other investing activities...............      (3,206)      18,934      (27,254)
                                               ----------   ----------   ----------

NET CASH PROVIDED BY (USED IN) INVESTING
 ACTIVITIES..................................     (15,002)      31,372      (23,878)
                                               ----------   ----------   ----------
Net change in cash and short term
 investments.................................     (41,196)      37,316      (25,174)

CASH AND SHORT TERM INVESTMENTS

  Beginning of the year......................      52,487       15,171       40,345
                                               ----------   ----------   ----------
  End of the year............................  $   11,291   $   52,487   $   15,171
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------

   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

                    NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION -- Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company", formerly SMA Life Assurance Company) is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica", formerly, State Mutual Life Assurance Company of America), a stock life insurance company. On October 16, 1995, First Allmerica converted from a mutual life insurance company to a stock life insurance company. Concurrent with this transaction, First Allmerica became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which while common in the industry, vary in some respects from generally accepted accounting principles. Significant differences include:

       -Bonds considered to be "available-for-sale" or "trading" are not carried at fair value and changes in fair value are not recognized through surplus or the statement of operations, respectively;

       -The Asset Valuation Reserve, represents a reserve against possible losses on investments and is recorded as a liability through a charge to surplus. The Interest Maintenance Reserve is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes and is also recorded as a liability, however, the deferred net realized investment gains and losses are amortized into future income generally over the original period to maturity of the assets sold. These liabilities are not required under generally accepted accounting principles;

       -Total premiums, deposits and benefits on certain investment-type contracts are reflected in the statement of operations, instead of using the deposit method of accounting;

       -Policy acquisition costs, such as commissions, premium taxes and other items, are not deferred and amortized in relation to the revenue/gross profit streams from the related contracts;

       -Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions instead of using more realistic expense, interest, morbidity, mortality and voluntary withdrawal assumptions with provision made for adverse deviation;

       -Amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective liabilities;

       -Deferred federal income taxes are not provided for temporary differences between amounts reported in the financial statements and those included in the tax returns;

       -Certain adjustments related to prior years are recorded as direct charges or credits to surplus;

       -Certain assets, designated as "non-admitted" assets (principally agents' balances), are not recorded as assets, but are charged to surplus; and,

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

       -Costs related to other postretirement benefits are recognized only for employees that are fully vested.

The preparation of financial statements in accordance with practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the NAIC requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS -- Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Depreciation is generally calculated using the straight-line method.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS -- In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds, stocks and mortgage loans and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS -- In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS -- Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in capital and surplus.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES -- Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Reserves are computed using interest rates ranging from 3% to 6% for individual life insurance policies, 3% to 5 1/2% for accident and health policies and 3 1/2% to 9 1/2% for annuity contracts. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 1995 and 1994, approximately 84% and 77%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

FEDERAL INCOME TAXES -- AFC, its life insurance subsidiaries, First Allmerica and Allmerica Financial and its non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The federal income tax allocation policies and procedures are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

CAPITAL GAINS AND LOSSES -- Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve ("IMR"), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to capital and surplus. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold. The Company uses the seriatim method of amortization for interest related gains and losses arising from the sale of mortgages, and uses the group method to amortize interest related gains and losses arising from all other fixed income investments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 2 -- INVESTMENTS

BONDS -- The carrying value and fair value of investments in bonds are as follows:

                                                                           DECEMBER 31, 1995
                                                         ------------------------------------------------------
                                                                         GROSS           GROSS
                                                          CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                             VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                         ----------  -------------   -------------   ----------

Federal government bonds...............................  $   67,039     $ 3,063         $    --      $   70,102
State, local and government agency bonds...............      13,607       2,290              23          15,874
Foreign government bonds...............................      12,121         772             249          12,644
Corporate securities...................................   1,471,422      55,836           6,275       1,520,983
Mortgage-backed securities.............................      95,385         951              --          96,336
                                                         ----------  -------------   -------------   ----------
Total..................................................  $1,659,574     $62,912         $ 6,457      $1,715,939
                                                         ----------  -------------   -------------   ----------
                                                         ----------  -------------   -------------   ----------


                                                                           DECEMBER 31, 1994
                                                         ------------------------------------------------------
                                                                         GROSS           GROSS
                                                          CARRYING    UNREALIZED      UNREALIZED        FAIR
(IN THOUSANDS)                                             VALUE     APPRECIATION    DEPRECIATION      VALUE
                                                         ----------  -------------   -------------   ----------

Federal government bonds...............................  $   17,651     $     8         $   762      $   16,897
State, local and government agency bonds...............       1,110          54              --           1,164
Foreign government bonds...............................      31,863          83           3,735          28,211
Corporate securities...................................   1,462,871       8,145          56,011       1,415,005
Mortgage-backed securities.............................      81,780         268           1,737          80,311
                                                         ----------  -------------   -------------   ----------
Total..................................................  $1,595,275     $ 8,558         $62,245      $1,541,588
                                                         ----------  -------------   -------------   ----------
                                                         ----------  -------------   -------------   ----------

The carrying value and fair value by contractual maturity at December 31, 1995, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.

                                         CARRYING    FAIR
(IN THOUSANDS)                            VALUE     VALUE
                                        --------------------

Due in one year or less................. $  250,578 $  258,436
Due after one year through five years...    736,003    763,179
Due after five years through ten
 years..................................    538,897    558,445
Due after ten years.....................    134,097    135,880
                                        --------------------
Total................................... $1,659,575 $1,715,940
                                        --------------------
                                        --------------------

MORTGAGE LOANS AND REAL ESTATE -- Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

time the original loan is made. At December 31, 1995 and 1994, mortgage loan and real estate investments were distributed by the following types and geographic regions:

(IN THOUSANDS)
PROPERTY TYPE                               1995      1994
----------------------------------------  --------  --------

Office buildings........................  $127,149  $140,292
Residential.............................    59,934    57,061
Retail..................................    29,578    72,787
Industrial/Warehouse....................    38,192    39,424
Other...................................    25,636    37,256
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------


GEOGRAPHIC REGION                           1995      1994
----------------------------------------  --------  --------

South Atlantic..........................  $ 86,410  $ 92,934
East North Central......................    55,991    72,704
Middle Atlantic.........................    38,666    48,688
Pacific.................................    32,803    39,892
West North Central......................    21,486    27,377
Mountain................................     9,939    12,211
New England.............................    24,886    26,613
East South Central......................     5,487     6,224
West South Central......................     4,821    20,177
                                          --------  --------
Total...................................  $280,489  $346,820
                                          --------  --------
                                          --------  --------

Reserves for mortgage loans and real estate reflected in the above amounts were $18.9 million and $21.0 million at December 31, 1995 and 1994, respectively.

NET INVESTMENT INCOME -- The components of net investment income for the year ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $122,318  $123,495  $126,729
Stocks.......................................     1,653     1,799       953
Mortgage loans...............................    26,356    31,945    40,823
Real estate..................................     9,139     8,425     9,493
Policy loans.................................     9,486     8,797     8,215
Other investments............................     3,951     1,651       674
Short term investments.......................     2,252     1,378       840
                                               --------  --------  --------
                                                175,155   177,490   187,727
  Less investment expenses...................     9,703     9,138    11,026
                                               --------  --------  --------
Net investment income, before IMR
 amortization................................   165,452   168,352   176,701
  IMR amortization...........................     2,018     2,078       911
                                               --------  --------  --------
Net investment income........................  $167,470  $170,430  $177,612
                                               --------  --------  --------
                                               --------  --------  --------

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

REALIZED CAPITAL GAINS AND LOSSES -- Realized capital gains (losses) on investments for the years ended December 31 were as follows:

(IN THOUSANDS)                                   1995      1994      1993
                                               --------  --------  --------
Bonds........................................  $    727  $    645  $ 10,133
Stocks.......................................      (263)      (62)       16
Mortgage loans...............................    (1,083)  (17,142)      (83)
Real estate..................................    (1,892)      605    (2,044)
                                               --------  --------  --------
                                                 (2,511)  (15,954)    8,022
Less income tax..............................       400       968     3,296
                                               --------  --------  --------

Net realized capital gains (losses) before
 transfer to IMR.............................    (2,911)  (16,922)    4,726
Net realized capital gains transferred to
 IMR.........................................       616      (250)  (11,951)
                                               --------  --------  --------

Net realized capital gains (losses)..........  $ (2,295) $(17,172) $ (7,225)
                                               --------  --------  --------
                                               --------  --------  --------

Proceeds from voluntary sales of investments in bonds during 1995, 1994 and 1993 were $22.4 million, $17.9 million, and $13.2 million, respectively. Gross gains of $4.3 million, $3.0 million, and $4.5 million and gross losses of $5.2 million, $4.6 million, and $.5 million, respectively, were realized on those sales.

NOTE 3 -- FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS -- The carrying amounts reported in the statement of assets, liabilities, surplus and other funds approximate fair value.

BONDS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS -- Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS -- Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

POLICY LOANS -- The carrying amount reported in the statement of assets, liabilities, surplus and other funds approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) -- Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                   1995                    1994
                                          ----------------------  ----------------------
                                           CARRYING      FAIR      CARRYING      FAIR
(IN THOUSANDS)                              VALUE       VALUE       VALUE       VALUE
                                          ----------  ----------  ----------  ----------

Financial Assets:
  Cash..................................  $    7,791  $    7,791  $    7,248  $    7,248
  Short term investments................       3,500       3,500      45,239      45,239
  Bonds.................................   1,659,575   1,715,940   1,595,275   1,541,588
  Stocks................................      18,132      18,414      12,283      12,590
  Mortgage loans........................     239,522     250,196     295,532     291,704
  Policy loans..........................     122,696     122,696     116,600     116,600

Financial Liabilities:
  Individual annuity contracts..........     803,099     797,024     869,230     862,662
  Supplemental contracts without life
    contingencies.......................      16,796      16,796      16,673      16,673
Other contract deposit funds............         632         632       1,105       1,105

NOTE 4 -- FEDERAL INCOME TAXES

The federal income tax provisions for 1995, 1994 and 1993 were $17.4 million, $13.1 million and $8.6 million, respectively, which include taxes applicable to realized capital gains of $.4 million, $1.0 million and $3.3 million.

The effective federal income tax rates were 27%, 67% and 30% in 1995, 1994 and 1993, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for federal tax purposes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has completed its examination of all of the consolidated federal income tax returns through 1988. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 5 -- REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:

(IN THOUSANDS)                                  1995     1994     1993
                                               -------  -------  -------

Reinsurance premiums assumed.................  $ 3,442  $ 3,788  $ 4,190
Reinsurance premiums ceded...................   42,914   17,430   14,798
Deduction from insurance liability including
 reinsurance recoverable on unpaid claims....   82,227   46,734   42,805

Individual life premiums ceded to First Allmerica aggregated $6.8 million, $7.8 million and $9.0 million in 1995, 1994 and 1993, respectively. The Company has also entered into various reinsurance agreements with First Allmerica under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from First Allmerica. Premiums assumed pursuant to these agreements aggregated $3.4 million, $3.8 million and $4.2 million in 1995, 1994 and 1993, respectively.

During the year Allmerica Financial entered into a coinsurance agreement to reinsure substantially all of its yearly renewable term life insurance. Premiums ceded and reinsurance credits taken under this agreement amounted to $25.4 million and $20.7 million, respectively. At December 31, 1995, the deduction from insurance liability, including reinsurance recoverable on unpaid claims under this agreement was $12.7 million.

NOTE 6 -- ACCIDENT AND HEALTH POLICY AND CLAIM LIABILITIES

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed and recorded.

The policy and claims liabilities related to the Company's accident and health business were $169.7 million and $123.5 million at December 31, 1995 and 1994, respectively. Accident and health policy and claims liabilities have been re-estimated for all prior years and were increased by $42.5 million, $10.9 million and $13.2 million, in 1995, 1994 and 1993, respectively, including $21.9 million and $2.8 million recorded as an adjustment to surplus in 1995 and 1993, respectively. The unfavorable development is primarily due to reserve strengthening and adverse experience in the Company's individual accident and health line of business.

NOTE 7 -- DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. At January 1, 1996, the Company could pay dividends of $4.3 million to First Allmerica, without prior approval.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)

              NOTES TO STATUTORY FINANCIAL STATEMENTS --CONTINUED

NOTE 8 -- OTHER RELATED PARTY TRANSACTIONS

First Allmerica provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from First Allmerica were $85.8 million, $102.5 million and $98.9 million in 1995, 1994 and 1993, respectively. The net amounts payable to First Allmerica and affiliates for accrued expenses and various other liabilities and receivables were $12.6 million and $8.3 million at December 31, 1995 and 1994, respectively.

NOTE 9 -- FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal First Allmerica, which is licensed in New York, became qualified to sell the products previously sold by Allmerica Financial in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1995, the carrying value and fair value of the assets or deposit was $295.0 million and $303.6 million, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $4.2 million and $3.9 million were on deposit with various other state and governmental authorities as of December 31, 1995 and 1994, respectively.

NOTE 10 -- LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial
Life Insurance and Annuity Company and Policyowners of Inheiritage Account of Allmerica Financial
Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 102, 103, 104, 105, 106, 150, and 207) constituting the Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
March 26, 1997

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                                                                                         SELECT
                                                               INVESTMENT                                GOVERNMENT    AGGRESSIVE
                                                   GROWTH     GRADE INCOME  MONEY MARKET  EQUITY INDEX      BOND         GROWTH
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                     1             2             3             4             5             6
                                                ------------  ------------  ------------  ------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment
  Trust.......................................   $1,352,200    $  591,174    $1,085,844    $  590,879    $  171,290    $1,631,287
Investments in shares of Fidelity Variable
  Insurance Products Funds....................       --            --            --            --            --            --
Investment in shares of T. Rowe Price
  International Series, Inc...................       --            --            --            --            --            --
Investment in shares of Delaware Group Premium
  Fund, Inc...................................       --            --            --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------  ------------
    Total assets..............................    1,352,200       591,174     1,085,844       590,879       171,290     1,631,287

LIABILITIES:                                         --            --            --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------  ------------
    Net assets................................   $1,352,200    $  591,174    $1,085,844    $  590,879    $  171,290    $1,631,287
                                                ------------  ------------  ------------  ------------  ------------  ------------
                                                ------------  ------------  ------------  ------------  ------------  ------------

Net asset distribution by category:
  Variable life policies......................   $1,352,200    $  591,174    $1,085,844    $  590,879    $  171,290    $1,631,287
                                                ------------  ------------  ------------  ------------  ------------  ------------
                                                ------------  ------------  ------------  ------------  ------------  ------------

Units outstanding, December 31, 1996..........      836,197       497,531       977,434       370,668       149,524     1,095,338
Net asset value per unit, December 31, 1996...   $ 1.617083    $ 1.188216    $ 1.110913    $ 1.594093    $ 1.145571    $ 1.489300

                                                                 SELECT
                                                   SELECT      GROWTH AND    SMALL CAP
                                                   GROWTH        INCOME        VALUE
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                     7             8             9
                                                ------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment
  Trust.......................................   $  491,280    $1,021,420    $  878,415
Investments in shares of Fidelity Variable
  Insurance Products Funds....................       --            --            --
Investment in shares of T. Rowe Price
  International Series, Inc...................       --            --            --
Investment in shares of Delaware Group Premium
  Fund, Inc...................................       --            --            --
                                                ------------  ------------  ------------
    Total assets..............................      491,280     1,021,420       878,415
LIABILITIES:                                         --            --            --
                                                ------------  ------------  ------------
    Net assets................................   $  491,280    $1,021,420    $  878,415
                                                ------------  ------------  ------------
                                                ------------  ------------  ------------
Net asset distribution by category:
  Variable life policies......................   $  491,280    $1,021,420    $  878,415
                                                ------------  ------------  ------------
                                                ------------  ------------  ------------
Units outstanding, December 31, 1996..........      326,786       649,056       610,018
Net asset value per unit, December 31, 1996...   $ 1.503368    $ 1.573700    $ 1.439983

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                       SELECT        SELECT                       VIPF
                                                    INTERNATIONAL   CAPITAL         VIPF        EQUITY-         VIPF
                                                       EQUITY     APPRECIATION  HIGH INCOME      INCOME        GROWTH
                                                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                         11            12           102           103           104
                                                    ------------  ------------  ------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment
  Trust...........................................   $1,181,803    $  968,966        --            --            --
Investments in shares of Fidelity Variable
  Insurance Products Funds........................       --            --        $  835,339    $2,708,857    $2,366,851
Investment in shares of T. Rowe Price
  International Series, Inc.......................       --            --            --            --            --
Investment in shares of Delaware Group Premium
  Fund, Inc.......................................       --            --            --            --            --
                                                    ------------  ------------  ------------  ------------  ------------
    Total assets..................................    1,181,803       968,966       835,339     2,708,857     2,366,851

LIABILITIES:                                             --            --            --            --            --
                                                    ------------  ------------  ------------  ------------  ------------
    Net assets....................................   $1,181,803    $  968,966    $  835,339    $2,708,857    $2,366,851
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

Net asset distribution by category:
  Variable life policies..........................   $1,181,803    $  968,966    $  835,339    $2,708,857    $2,366,851
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

Units outstanding, December 31, 1996..............      865,291       650,428       627,695     1,703,598     1,470,373
Net asset value per unit, December 31, 1996.......   $ 1.365787    $ 1.489735    $ 1.330804    $ 1.590080    $ 1.609695

                                                                                  T. ROWE
                                                                    VIPF II        PRICE          DGPF
                                                        VIPF         ASSET      INTERNATIONAL INTERNATIONAL
                                                      OVERSEAS      MANAGER        STOCK         EQUITY
                                                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                        105           106           150           207
                                                    ------------  ------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica Investment
  Trust...........................................       --            --            --            --
Investments in shares of Fidelity Variable
  Insurance Products Funds........................   $  555,065    $  536,104        --            --
Investment in shares of T. Rowe Price
  International Series, Inc.......................       --            --        $  350,318        --
Investment in shares of Delaware Group Premium
  Fund, Inc.......................................       --            --            --        $  314,535
                                                    ------------  ------------  ------------  ------------
    Total assets..................................      555,065       536,104       350,318       314,535
LIABILITIES:                                             --            --            --            --
                                                    ------------  ------------  ------------  ------------
    Net assets....................................   $  555,065    $  536,104    $  350,318    $  314,535
                                                    ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------
Net asset distribution by category:
  Variable life policies..........................   $  555,065    $  536,104    $  350,318    $  314,535
                                                    ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------
Units outstanding, December 31, 1996..............      477,387       414,318       290,715       239,977
Net asset value per unit, December 31, 1996.......   $ 1.162715    $ 1.293944    $ 1.205023    $ 1.310686

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                          GROWTH                           INVESTMENT GRADE INCOME
                                                       SUB-ACCOUNT 1                            SUB-ACCOUNT 2
                                            FOR THE YEAR                              FOR THE YEAR
                                           ENDED DECEMBER                            ENDED DECEMBER
                                                 31,            FOR THE PERIOD            31,            FOR THE PERIOD
                                            1996     1995    5/12/94* TO 12/31/94    1996     1995    4/28/94* TO 12/31/94
                                          --------  -------  --------------------   -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $136,012  $48,237        $ 7,437          $29,860  $14,621        $ 1,762
                                          --------  -------       --------          -------  -------       --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......     8,082    2,845            277            3,961    1,689             73
  Administrative fees...................     2,279      790             77            1,117      469             20
                                          --------  -------       --------          -------  -------       --------
    Total expenses......................    10,361    3,635            354            5,078    2,158             93
                                          --------  -------       --------          -------  -------       --------
  Net investment income (loss)..........   125,651   44,602          7,083           24,782   12,463          1,669
                                          --------  -------       --------          -------  -------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............     6,206      871              1              118      170            (51)
  Net unrealized gain (loss)............    24,343   35,675         (7,689)         (11,188)  13,405         (1,514)
                                          --------  -------       --------          -------  -------       --------
  Net realized and unrealized gain
    (loss) on investments...............    30,549   36,546         (7,688)         (11,070)  13,575         (1,565)
                                          --------  -------       --------          -------  -------       --------
  Net increase (decrease) in net assets
    from operations.....................  $156,200  $81,148        $  (605)         $13,712  $26,038        $   104
                                          --------  -------       --------          -------  -------       --------
                                          --------  -------       --------          -------  -------       --------

                                                       MONEY MARKET
                                                      SUB-ACCOUNT 3
                                            FOR THE YEAR
                                           ENDED DECEMBER
                                                31,            FOR THE PERIOD
                                           1996     1995    5/27/94* TO 12/31/94
                                          -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $32,250  $32,514         $7,247
                                          -------  -------        -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    5,620    5,092          1,400
  Administrative fees...................    1,585    1,415            389
                                          -------  -------        -------
    Total expenses......................    7,205    6,507          1,789
                                          -------  -------        -------
  Net investment income (loss)..........   25,045   26,007          5,458
                                          -------  -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    --       --          --
  Net unrealized gain (loss)............    --       --          --
                                          -------  -------        -------
  Net realized and unrealized gain
    (loss) on investments...............    --       --          --
                                          -------  -------        -------
  Net increase (decrease) in net assets
    from operations.....................  $25,045  $26,007         $5,458
                                          -------  -------        -------
                                          -------  -------        -------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                       EQUITY INDEX                           GOVERNMENT BOND
                                                      SUB-ACCOUNT 4                            SUB-ACCOUNT 5
                                            FOR THE YEAR                             FOR THE YEAR
                                           ENDED DECEMBER                           ENDED DECEMBER
                                                31,            FOR THE PERIOD            31,           FOR THE PERIOD
                                           1996     1995    8/15/94* TO 12/31/94    1996     1995    7/1/94* TO 12/31/94
                                          -------  -------  --------------------   -------  -------  -------------------
INVESTMENT INCOME:
  Dividends.............................  $16,321  $ 6,792         $  541          $ 9,371  $ 4,876       $  2,198
                                          -------  -------        -------          -------  -------     ----------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    3,711      801             39            1,395      779            200
  Administrative fees...................    1,047      223             11              394      216             56
                                          -------  -------        -------          -------  -------     ----------
    Total expenses......................    4,758    1,024             50            1,789      995            256
                                          -------  -------        -------          -------  -------     ----------
  Net investment income (loss)..........   11,563    5,768            491            7,582    3,881          1,942
                                          -------  -------        -------          -------  -------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............   13,582      650             (7)             416    2,220             47
  Net unrealized gain (loss)............   53,897   17,486           (544)          (2,658)   3,911         (1,709)
                                          -------  -------        -------          -------  -------     ----------
  Net realized and unrealized gain
    (loss) on investments...............   67,479   18,136           (551)          (2,242)   6,131         (1,662)
                                          -------  -------        -------          -------  -------     ----------
  Net increase (decrease) in net assets
    from operations.....................  $79,042  $23,904         $  (60)         $ 5,340  $10,012       $    280
                                          -------  -------        -------          -------  -------     ----------
                                          -------  -------        -------          -------  -------     ----------


                                                  SELECT AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT 6
                                             FOR THE YEAR
                                          ENDED DECEMBER 31,     FOR THE PERIOD
                                            1996      1995    4/22/94* TO 12/31/94
                                          --------  --------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $110,059  $  --           $--
                                          --------  --------           -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    10,984     4,636             370
  Administrative fees...................     3,098     1,288             103
                                          --------  --------           -----
    Total expenses......................    14,082     5,924             473
                                          --------  --------           -----
  Net investment income (loss)..........    95,977    (5,924)           (473)
                                          --------  --------           -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    14,437     2,278             268
  Net unrealized gain (loss)............    65,265   135,550             (54)
                                          --------  --------           -----
  Net realized and unrealized gain
    (loss) on investments...............    79,702   137,828             214
                                          --------  --------           -----
  Net increase (decrease) in net assets
    from operations.....................  $175,679  $131,904        $   (259)
                                          --------  --------           -----
                                          --------  --------           -----

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                      SELECT GROWTH                       SELECT GROWTH AND INCOME
                                                      SUB-ACCOUNT 7                             SUB-ACCOUNT 8
                                              FOR THE                                   FOR THE
                                             YEAR ENDED                               YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD        DECEMBER 31,        FOR THE PERIOD
                                           1996     1995    5/20/94* TO 12/31/94     1996     1995    4/28/94* TO 12/31/94
                                          -------  -------  --------------------   --------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $70,775  $    25        $    119         $ 81,334  $24,678        $  3,878
                                          -------  -------      ----------         --------  -------      ----------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    2,634    1,047              65            6,466    2,675             358
  Administrative fees...................      743      291              18            1,824      743             100
                                          -------  -------      ----------         --------  -------      ----------
    Total expenses......................    3,377    1,338              83            8,290    3,418             458
                                          -------  -------      ----------         --------  -------      ----------
  Net investment income (loss)..........   67,398   (1,313)             36           73,044   21,260           3,420
                                          -------  -------      ----------         --------  -------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    8,490    1,936             (31)           5,532    1,275             290
  Net unrealized gain (loss)............  (25,800)  18,467            (914)          50,803   53,136          (5,437)
                                          -------  -------      ----------         --------  -------      ----------
  Net realized and unrealized gain
    (loss) on investments...............  (17,310)  20,403            (945)          56,335   54,411          (5,147)
                                          -------  -------      ----------         --------  -------      ----------
  Net increase (decrease) in net assets
    from operations.....................  $50,088  $19,090        $   (909)        $129,379  $75,671        $ (1,727)
                                          -------  -------      ----------         --------  -------      ----------
                                          -------  -------      ----------         --------  -------      ----------

                                                     SMALL CAP VALUE
                                                      SUB-ACCOUNT 9
                                               FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD
                                            1996     1995    6/2/94* TO 12/31/94
                                          --------  -------  -------------------
INVESTMENT INCOME:
  Dividends.............................  $ 44,323  $16,135        $   743
                                          --------  -------        -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......     5,802    2,801            356
  Administrative fees...................     1,636      778             99
                                          --------  -------        -------
    Total expenses......................     7,438    3,579            455
                                          --------  -------        -------
  Net investment income (loss)..........    36,885   12,556            288
                                          --------  -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    10,246    1,180             78
  Net unrealized gain (loss)............   107,671   34,744         (3,761)
                                          --------  -------        -------
  Net realized and unrealized gain
    (loss) on investments...............   117,917   35,924         (3,683)
                                          --------  -------        -------
  Net increase (decrease) in net assets
    from operations.....................  $154,802  $48,480        $(3,395)
                                          --------  -------        -------
                                          --------  -------        -------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                               SELECT INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 11
                                               FOR THE                                    SELECT CAPITAL APPRECIATION
                                             YEAR ENDED                                         SUB-ACCOUNT 12
                                            DECEMBER 31,       FOR THE PERIOD      FOR THE YEAR ENDED      FOR THE PERIOD
                                            1996     1995    5/3/94* TO 12/31/94        12/31/96        4/28/95* TO 12/31/95
                                          --------  -------  -------------------   ------------------   --------------------
INVESTMENT INCOME:
  Dividends.............................  $ 24,530  $ 4,810        $   176               $1,660               $ 2,887
                                          --------  -------        -------              -------              --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......     6,466    1,757            150                4,971                   370
  Administrative fees...................     1,824      488             42                1,402                   103
                                          --------  -------        -------              -------              --------
    Total expenses......................     8,290    2,245            192                6,373                   473
                                          --------  -------        -------              -------              --------
  Net investment income (loss)..........    16,240    2,565            (16)              (4,713)                2,414
                                          --------  -------        -------              -------              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............     6,398    1,625            (39)               1,850                   219
  Net unrealized gain (loss)............   128,190   29,470         (3,111)               6,909                12,788
                                          --------  -------        -------              -------              --------
  Net realized and unrealized gain
    (loss) on investments...............   134,588   31,095         (3,150)               8,759                13,007
                                          --------  -------        -------              -------              --------
  Net increase (decrease) in net assets
    from operations.....................  $150,828  $33,660        $(3,166)              $4,046               $15,421
                                          --------  -------        -------              -------              --------
                                          --------  -------        -------              -------              --------

                                                     VIPF HIGH INCOME
                                                     SUB-ACCOUNT 102
                                              FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD
                                           1996     1995    5/13/94* TO 12/31/94
                                          -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $29,150  $ 4,862        $--
                                          -------  -------           -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    4,702    1,284             114
  Administrative fees...................    1,326      357              32
                                          -------  -------           -----
    Total expenses......................    6,028    1,641             146
                                          -------  -------           -----
  Net investment income (loss)..........   23,122    3,221            (146)
                                          -------  -------           -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    1,765    1,048              (6)
  Net unrealized gain (loss)............   35,447   16,928            (155)
                                          -------  -------           -----
  Net realized and unrealized gain
    (loss) on investments...............   37,212   17,976            (161)
                                          -------  -------           -----
  Net increase (decrease) in net assets
    from operations.....................  $60,334  $21,197        $   (307)
                                          -------  -------           -----
                                          -------  -------           -----

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                     VIPF EQUITY-INCOME                            VIPF GROWTH
                                                      SUB-ACCOUNT 103                            SUB-ACCOUNT 104
                                               FOR THE                                    FOR THE
                                              YEAR ENDED                                 YEAR ENDED
                                             DECEMBER 31,        FOR THE PERIOD         DECEMBER 31,        FOR THE PERIOD
                                            1996      1995    4/28/94* TO 12/31/94     1996      1995    5/12/94* TO 12/31/94
                                          --------  --------  --------------------   --------  --------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $ 65,464  $ 37,820        $ 2,581          $ 84,694  $  1,827        $--
                                          --------  --------        -------          --------  --------        --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    18,682     6,818            707            16,095     6,109             837
  Administrative fees...................     5,269     1,894            196             4,540     1,697             232
                                          --------  --------        -------          --------  --------        --------
    Total expenses......................    23,951     8,712            903            20,635     7,806           1,069
                                          --------  --------        -------          --------  --------        --------
  Net investment income (loss)..........    41,513    29,108          1,678            64,059    (5,979)         (1,069)
                                          --------  --------        -------          --------  --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    20,770     5,061            478             9,689     4,162           1,050
  Net unrealized gain (loss)............   197,470   178,135         (3,903)          129,705   157,014           8,355
                                          --------  --------        -------          --------  --------        --------
  Net realized and unrealized gain
    (loss) on investments...............   218,240   183,196         (3,425)          139,394   161,176           9,405
                                          --------  --------        -------          --------  --------        --------
  Net increase (decrease) in net assets
    from operations.....................  $259,753  $212,304        $(1,747)         $203,453  $155,197        $  8,336
                                          --------  --------        -------          --------  --------        --------
                                          --------  --------        -------          --------  --------        --------

                                                      VIPF OVERSEAS
                                                     SUB-ACCOUNT 105
                                              FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD
                                           1996     1995    4/21/94* TO 12/31/94
                                          -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $14,705  $ 2,604        $--
                                          -------  -------        --------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    5,779    4,128             727
  Administrative fees...................    1,630    1,146             202
                                          -------  -------        --------
    Total expenses......................    7,409    5,274             929
                                          -------  -------        --------
  Net investment income (loss)..........    7,296   (2,670)           (929)
                                          -------  -------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............   26,178    1,200             (15)
  Net unrealized gain (loss)............   36,231   43,023          (9,330)
                                          -------  -------        --------
  Net realized and unrealized gain
    (loss) on investments...............   62,409   44,223          (9,345)
                                          -------  -------        --------
  Net increase (decrease) in net assets
    from operations.....................  $69,705  $41,553        $(10,274)
                                          -------  -------        --------
                                          -------  -------        --------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                  VIPF II ASSET MANAGER
                                                     SUB-ACCOUNT 106
                                              FOR THE                                     T. ROWE INTERNATIONAL STOCK
                                             YEAR ENDED                                         SUB-ACCOUNT 150
                                            DECEMBER 31,       FOR THE PERIOD      FOR THE YEAR ENDED      FOR THE PERIOD
                                           1996     1995    6/14/94* TO 12/31/94        12/31/96        6/30/95* TO 12/31/95
                                          -------  -------  --------------------   ------------------   --------------------
INVESTMENT INCOME:
  Dividends.............................  $35,481  $ 7,071        $    22               $ 5,000               $--
                                          -------  -------       --------              --------                -------

EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    5,090    3,680            569                 1,506                    114
  Administrative fees...................    1,435    1,022            158                   425                     32
                                          -------  -------       --------              --------                -------
    Total expenses......................    6,525    4,702            727                 1,931                    146
                                          -------  -------       --------              --------                -------
  Net investment income (loss)..........   28,956    2,369           (705)                3,069                   (146)
                                          -------  -------       --------              --------                -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............   19,047    2,905            (44)                  786                     25
  Net unrealized gain (loss)............   23,161   56,562         (8,236)               17,465                  1,602
                                          -------  -------       --------              --------                -------
  Net realized and unrealized gain
    (loss) on investments...............   42,208   59,467         (8,280)               18,251                  1,627
                                          -------  -------       --------              --------                -------
  Net increase (decrease) in net assets
    from operations.....................  $71,164  $61,836        $(8,985)              $21,320               $  1,481
                                          -------  -------       --------              --------                -------
                                          -------  -------       --------              --------                -------

                                                DGPF INTERNATIONAL EQUITY
                                                     SUB-ACCOUNT 207
                                              FOR THE
                                             YEAR ENDED
                                            DECEMBER 31,       FOR THE PERIOD
                                           1996     1995    5/12/94* TO 12/31/94
                                          -------  -------  --------------------
INVESTMENT INCOME:
  Dividends.............................  $ 6,505  $ 1,760        $--
                                          -------  -------         -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees.......    1,812      904             186
  Administrative fees...................      511      252              52
                                          -------  -------         -------
    Total expenses......................    2,323    1,156             238
                                          -------  -------         -------
  Net investment income (loss)..........    4,182      604            (238)
                                          -------  -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..............    3,693      414        --
  Net unrealized gain (loss)............   28,077   11,496          (1,212)
                                          -------  -------         -------
  Net realized and unrealized gain
    (loss) on investments...............   31,770   11,910          (1,212)
                                          -------  -------         -------
  Net increase (decrease) in net assets
    from operations.....................  $35,952  $12,514        $ (1,450)
                                          -------  -------         -------
                                          -------  -------         -------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   SELECT GROWTH                SELECT GROWTH AND INCOME
                                                   SUB-ACCOUNT 7                      SUB-ACCOUNT 8
                                              YEAR ENDED      PERIOD FROM        YEAR ENDED       PERIOD FROM
                                             DECEMBER 31,     5/20/94* TO       DECEMBER 31,      4/28/94* TO
                                            1996      1995     12/31/94        1996       1995     12/31/94
                                          --------  --------  -----------   ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 67,398  $ (1,313)   $    36     $   73,044  $ 21,260   $  3,420
    Net realized gain (loss) on
      investments.......................     8,490     1,936        (31)         5,532     1,275        290
    Net unrealized gain (loss) on
      investments.......................   (25,800)   18,467       (914)        50,803    53,136     (5,437)
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets from operations............    50,088    19,090       (909)       129,379    75,671     (1,727)
                                          --------  --------  -----------   ----------  --------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   122,752    56,664     13,108        216,938   106,450     34,562
    Terminations........................    (1,127)    --        --               (110)     (539)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........   149,609    54,862     27,143        161,338   202,145     97,313
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --             --         --        --
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   271,234   111,526     40,251        378,166   308,056    131,875
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets............................   321,322   130,616     39,342        507,545   383,727    130,148

NET ASSETS:
  Beginning of year.....................   169,958    39,342     --            513,875   130,148     --
                                          --------  --------  -----------   ----------  --------  -----------
  End of year...........................  $491,280  $169,958    $39,342     $1,021,420  $513,875   $130,148
                                          --------  --------  -----------   ----------  --------  -----------
                                          --------  --------  -----------   ----------  --------  -----------

                                                  SMALL CAP VALUE
                                                   SUB-ACCOUNT 9
                                              YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,     6/2/94* TO
                                            1996      1995     12/31/94
                                          --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 36,885  $ 12,556   $    288
    Net realized gain (loss) on
      investments.......................    10,246     1,180         78
    Net unrealized gain (loss) on
      investments.......................   107,671    34,744     (3,761)
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............   154,802    48,480     (3,395)
                                          --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   150,169   121,457     64,114
    Terminations........................    (1,360)    --        --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........    91,341   144,338    108,469
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   240,150   265,795    172,583
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets............................   394,952   314,275    169,188
NET ASSETS:
  Beginning of year.....................   483,463   169,188     --
                                          --------  --------  -----------
  End of year...........................  $878,415  $483,463   $169,188
                                          --------  --------  -----------
                                          --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            GROWTH                         INVESTMENT GRADE INCOME
                                                        SUB-ACCOUNT 1                           SUB-ACCOUNT 2
                                               YEAR ENDED                                  YEAR ENDED      PERIOD FROM
                                              DECEMBER 31,          PERIOD FROM           DECEMBER 31,     4/28/94* TO
                                             1996       1995    5/12/94* TO 12/31/94     1996      1995     12/31/94
                                          ----------  --------  --------------------   --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $  125,651  $ 44,602        $  7,083         $ 24,782  $ 12,463    $ 1,669
    Net realized gain (loss) on
      investments.......................       6,206       871               1              118       170        (51)
    Net unrealized gain (loss) on
      investments.......................      24,343    35,675          (7,689)         (11,188)   13,405     (1,514)
                                          ----------  --------      ----------         --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............     156,200    81,148            (605)          13,712    26,038        104
                                          ----------  --------      ----------         --------  --------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................     347,739   133,682          34,411          172,317   129,213     19,120
    Terminations........................     (11,851)     (725)       --                  --         (186)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........     306,635   197,720         107,846           73,887   101,623     55,346
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....      --         --           --                  --        --        --
                                          ----------  --------      ----------         --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................     642,523   330,677         142,257          246,204   230,650     74,466
                                          ----------  --------      ----------         --------  --------  -----------
    Net increase (decrease) in net
      assets............................     798,723   411,825         141,652          259,916   256,688     74,570

NET ASSETS:
  Beginning of year.....................     553,477   141,652        --                331,258    74,570     --
                                          ----------  --------      ----------         --------  --------  -----------
  End of year...........................  $1,352,200  $553,477        $141,652         $591,174  $331,258    $74,570
                                          ----------  --------      ----------         --------  --------  -----------
                                          ----------  --------      ----------         --------  --------  -----------

                                                    MONEY MARKET
                                                    SUB-ACCOUNT 3
                                               YEAR ENDED       PERIOD FROM
                                              DECEMBER 31,      5/27/94* TO
                                             1996       1995     12/31/94
                                          ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $   25,045  $ 26,007   $  5,458
    Net realized gain (loss) on
      investments.......................      --         --        --
    Net unrealized gain (loss) on
      investments.......................      --         --        --
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets from operations............      25,045    26,007      5,458
                                          ----------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   1,964,968   744,319    311,479
    Terminations........................        (894)    --        --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........  (1,311,350) (859,523)   180,335
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....      --         --        --
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................     652,724  (115,204)   491,814
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets............................     677,769   (89,197)   497,272
NET ASSETS:
  Beginning of year.....................     408,075   497,272     --
                                          ----------  --------  -----------
  End of year...........................  $1,085,844  $408,075   $497,272
                                          ----------  --------  -----------
                                          ----------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        EQUITY-INDEX                        GOVERNMENT BOND
                                                       SUB-ACCOUNT 4                         SUB-ACCOUNT 5
                                              YEAR ENDED                                YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,         PERIOD FROM          DECEMBER 31,     7/1/94* TO
                                            1996      1995    8/15/94* TO 12/31/94     1996     1995     12/31/94
                                          --------  --------  --------------------   --------  -------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 11,563  $  5,768        $   491          $  7,582  $ 3,881   $  1,942
    Net realized gain (loss) on
      investments.......................    13,582       650             (7)              416    2,220         47
    Net unrealized gain (loss) on
      investments.......................    53,897    17,486           (544)           (2,658)   3,911     (1,709)
                                          --------  --------       --------          --------  -------  -----------
    Net increase (decrease) in net
      assets from operations............    79,042    23,904            (60)            5,340   10,012        280
                                          --------  --------       --------          --------  -------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   130,549    62,224          7,031            82,419   54,632     10,629
    Terminations........................     --        --          --                   --       --        --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........   177,134    91,621         19,434             7,432  (98,107)    98,653
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --          --                   --       --        --
                                          --------  --------       --------          --------  -------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   307,683   153,845         26,465            89,851  (43,475)   109,282
                                          --------  --------       --------          --------  -------  -----------
    Net increase (decrease) in net
      assets............................   386,725   177,749         26,405            95,191  (33,463)   109,562

NET ASSETS:
  Beginning of year.....................   204,154    26,405       --                  76,099  109,562     --
                                          --------  --------       --------          --------  -------  -----------
  End of year...........................  $590,879  $204,154        $26,405          $171,290  $76,099   $109,562
                                          --------  --------       --------          --------  -------  -----------
                                          --------  --------       --------          --------  -------  -----------

                                              SELECT AGGRESSIVE GROWTH
                                                    SUB-ACCOUNT 6
                                               YEAR ENDED       PERIOD FROM
                                              DECEMBER 31,      4/22/94* TO
                                             1996       1995     12/31/94
                                          ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $   95,977  $ (5,924)  $   (473)
    Net realized gain (loss) on
      investments.......................      14,437     2,278        268
    Net unrealized gain (loss) on
      investments.......................      65,265   135,550        (54)
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets from operations............     175,679   131,904       (259)
                                          ----------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................     375,474   214,367     81,071
    Terminations........................     (15,451)     (127)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........     294,620   223,558    150,451
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....      --         --        --
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................     654,643   437,798    231,522
                                          ----------  --------  -----------
    Net increase (decrease) in net
      assets............................     830,322   569,702    231,263
NET ASSETS:
  Beginning of year.....................     800,965   231,263     --
                                          ----------  --------  -----------
  End of year...........................  $1,631,287  $800,965   $231,263
                                          ----------  --------  -----------
                                          ----------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   SELECT GROWTH                SELECT GROWTH AND INCOME
                                                   SUB-ACCOUNT 7                      SUB-ACCOUNT 8
                                              YEAR ENDED      PERIOD FROM        YEAR ENDED       PERIOD FROM
                                             DECEMBER 31,     5/20/94* TO       DECEMBER 31,      4/28/94* TO
                                            1996      1995     12/31/94        1996       1995     12/31/94
                                          --------  --------  -----------   ----------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 67,398  $ (1,313)   $    36     $   73,044  $ 21,260   $  3,420
    Net realized gain (loss) on
      investments.......................     8,490     1,936        (31)         5,532     1,275        290
    Net unrealized gain (loss) on
      investments.......................   (25,800)   18,467       (914)        50,803    53,136     (5,437)
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets from operations............    50,088    19,090       (909)       129,379    75,671     (1,727)
                                          --------  --------  -----------   ----------  --------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   122,752    56,664     13,108        216,938   106,450     34,562
    Terminations........................    (1,127)    --        --               (110)     (539)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........   149,609    54,862     27,143        161,338   202,145     97,313
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --             --         --        --
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   271,234   111,526     40,251        378,166   308,056    131,875
                                          --------  --------  -----------   ----------  --------  -----------
    Net increase (decrease) in net
      assets............................   321,322   130,616     39,342        507,545   383,727    130,148

NET ASSETS:
  Beginning of year.....................   169,958    39,342     --            513,875   130,148     --
                                          --------  --------  -----------   ----------  --------  -----------
  End of year...........................  $491,280  $169,958    $39,342     $1,021,420  $513,875   $130,148
                                          --------  --------  -----------   ----------  --------  -----------
                                          --------  --------  -----------   ----------  --------  -----------

                                                  SMALL CAP VALUE
                                                   SUB-ACCOUNT 9
                                              YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,     6/2/94* TO
                                            1996      1995     12/31/94
                                          --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 36,885  $ 12,556   $    288
    Net realized gain (loss) on
      investments.......................    10,246     1,180         78
    Net unrealized gain (loss) on
      investments.......................   107,671    34,744     (3,761)
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............   154,802    48,480     (3,395)
                                          --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   150,169   121,457     64,114
    Terminations........................    (1,360)    --        --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........    91,341   144,338    108,469
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   240,150   265,795    172,583
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets............................   394,952   314,275    169,188
NET ASSETS:
  Beginning of year.....................   483,463   169,188     --
                                          --------  --------  -----------
  End of year...........................  $878,415  $483,463   $169,188
                                          --------  --------  -----------
                                          --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           SELECT CAPITAL
                                                 SELECT INTERNATIONAL EQUITY                APPRECIATION
                                                       SUB-ACCOUNT 11                      SUB-ACCOUNT 12
                                               YEAR ENDED                                          PERIOD FROM
                                              DECEMBER 31,          PERIOD FROM       YEAR ENDED   4/28/95* TO
                                             1996       1995    5/3/94* TO 12/31/94    12/31/96      12/31/95
                                          ----------  --------  -------------------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $   16,240  $  2,565        $   (16)         $ (4,713)     $  2,414
    Net realized gain (loss) on
      investments.......................       6,398     1,625            (39)            1,850           219
    Net unrealized gain (loss) on
      investments.......................     128,190    29,470         (3,111)            6,909        12,788
                                          ----------  --------       --------         ----------   ------------
    Net increase (decrease) in net
      assets from operations............     150,828    33,660         (3,166)            4,046        15,421
                                          ----------  --------       --------         ----------   ------------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................     330,608    86,660         30,883           315,826        40,487
    Terminations........................     (10,864)    --          --                    (789)       --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........     346,431   163,641         53,154           497,943        96,126
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....        (132)    --               100              (294)          200
                                          ----------  --------       --------         ----------   ------------
    Net increase (decrease) in net
      assets from capital
      transactions......................     666,043   250,301         84,137           812,686       136,813
                                          ----------  --------       --------         ----------   ------------
    Net increase (decrease) in net
      assets............................     816,871   283,961         80,971           816,732       152,234

NET ASSETS:
  Beginning of year.....................     364,932    80,971       --                 152,234        --
                                          ----------  --------       --------         ----------   ------------
  End of year...........................  $1,181,803  $364,932        $80,971          $968,966      $152,234
                                          ----------  --------       --------         ----------   ------------
                                          ----------  --------       --------         ----------   ------------


                                                 VIPF HIGH INCOME
                                                  SUB-ACCOUNT 102
                                              YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,     5/13/94* TO
                                            1996      1995     12/31/94
                                          --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 23,122  $  3,221    $  (146)
    Net realized gain (loss) on
      investments.......................     1,765     1,048         (6)
    Net unrealized gain (loss) on
      investments.......................    35,447    16,928       (155)
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............    60,334    21,197       (307)
                                          --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   227,688   111,201     29,339
    Terminations........................    (3,177)      (94)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........   260,158    96,059     32,941
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   484,669   207,166     62,280
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets............................   545,003   228,363     61,973
NET ASSETS:
  Beginning of year.....................   290,336    61,973     --
                                          --------  --------  -----------
  End of year...........................  $835,339  $290,336    $61,973
                                          --------  --------  -----------
                                          --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  VIPF EQUITY-INCOME                        VIPF GROWTH
                                                    SUB-ACCOUNT 103                       SUB-ACCOUNT 104
                                                YEAR ENDED        PERIOD FROM         YEAR ENDED        PERIOD FROM
                                               DECEMBER 31,       4/28/94* TO        DECEMBER 31,       5/12/94* TO
                                             1996        1995      12/31/94        1996        1995      12/31/94
                                          ----------  ----------  -----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $   41,513  $   29,108   $  1,678     $   64,059  $   (5,979)  $ (1,069)
    Net realized gain (loss) on
      investments.......................      20,770       5,061        478          9,689       4,162      1,050
    Net unrealized gain (loss) on
      investments.......................     197,470     178,135     (3,903)       129,705     157,014      8,355
                                          ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net
      assets from operations............     259,753     212,304     (1,747)       203,453     155,197      8,336
                                          ----------  ----------  -----------   ----------  ----------  -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................     718,282     382,477     95,195        617,121     330,994     79,238
    Terminations........................     (19,458)       (227)    --            (14,686)       (711)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........     444,910     380,024    237,344        476,794     305,484    205,631
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....      --          --         --             --          --         --
                                          ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   1,143,734     762,274    332,539      1,079,229     635,767    284,869
                                          ----------  ----------  -----------   ----------  ----------  -----------
    Net increase (decrease) in net
      assets............................   1,403,487     974,578    330,792      1,282,682     790,964    293,205

NET ASSETS:
  Beginning of year.....................   1,305,370     330,792     --          1,084,169     293,205     --
                                          ----------  ----------  -----------   ----------  ----------  -----------
  End of year...........................  $2,708,857  $1,305,370   $330,792     $2,366,851  $1,084,169   $293,205
                                          ----------  ----------  -----------   ----------  ----------  -----------
                                          ----------  ----------  -----------   ----------  ----------  -----------

                                                   VIPF OVERSEAS
                                                  SUB-ACCOUNT 105
                                              YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,     4/21/94* TO
                                            1996      1995     12/31/94
                                          --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $  7,296  $ (2,670)  $   (929)
    Net realized gain (loss) on
      investments.......................    26,178     1,200        (15)
    Net unrealized gain (loss) on
      investments.......................    36,231    43,023     (9,330)
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............    69,705    41,553    (10,274)
                                          --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   142,056   152,554     92,813
    Terminations........................    (3,164)     (129)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........  (228,656)   72,800    225,807
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   (89,764)  225,225    318,620
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets............................   (20,059)  266,778    308,346
NET ASSETS:
  Beginning of year.....................   575,124   308,346     --
                                          --------  --------  -----------
  End of year...........................  $555,065  $575,124   $308,346
                                          --------  --------  -----------
                                          --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             T. ROWE INTERNATIONAL
                                               VIPF II ASSET MANAGER                 STOCK
                                                  SUB-ACCOUNT 106               SUB-ACCOUNT 150
                                              YEAR ENDED      PERIOD FROM                PERIOD FROM
                                             DECEMBER 31,     6/14/94* TO   YEAR ENDED   6/30/95* TO
                                            1996      1995     12/31/94      12/31/96     12/31/95
                                          --------  --------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $ 28,956  $  2,369   $   (705)     $  3,069      $  (146)
    Net realized gain (loss) on
      investments.......................    19,047     2,905        (44)          786           25
    Net unrealized gain (loss) on
      investments.......................    23,161    56,562     (8,236)       17,465        1,602
                                          --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net
      assets from operations............    71,164    61,836     (8,985)       21,320        1,481
                                          --------  --------  -----------   ----------   -----------

  FROM CAPITAL TRANSACTIONS:
    Net premiums........................   117,653   161,011     85,685        83,905       13,744
    Terminations........................     --        --        --              (405)      --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........  (180,625)  (13,418)   241,812       192,511       37,762
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....      (129)    --           100        --           --
                                          --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   (63,101)  147,593    327,597       276,011       51,506
                                          --------  --------  -----------   ----------   -----------
    Net increase (decrease) in net
      assets............................     8,063   209,429    318,612       297,331       52,987

NET ASSETS:
  Beginning of year.....................   528,041   318,612     --            52,987       --
                                          --------  --------  -----------   ----------   -----------
  End of year...........................  $536,104  $528,041   $318,612      $350,318      $52,987
                                          --------  --------  -----------   ----------   -----------
                                          --------  --------  -----------   ----------   -----------


                                             DGPF INTERNATIONAL EQUITY
                                                  SUB-ACCOUNT 207
                                              YEAR ENDED      PERIOD FROM
                                             DECEMBER 31,     5/12/94* TO
                                            1996      1995     12/31/94
                                          --------  --------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)........  $  4,182  $    604    $  (238)
    Net realized gain (loss) on
      investments.......................     3,693       414     --
    Net unrealized gain (loss) on
      investments.......................    28,077    11,496     (1,212)
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from operations............    35,952    12,514     (1,450)
                                          --------  --------  -----------
  FROM CAPITAL TRANSACTIONS:
    Net premiums........................    81,837    40,691     18,949
    Terminations........................      (193)     (481)    --
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and
      Annuity Company (Sponsor).........    43,641    40,455     42,620
    Net increase (decrease) in net
      assets from investment by
      Allmerica Financial Life Insurance
      and Annuity Company (Sponsor).....     --        --        --
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets from capital
      transactions......................   125,285    80,665     61,569
                                          --------  --------  -----------
    Net increase (decrease) in net
      assets............................   161,237    93,179     60,119
NET ASSETS:
  Beginning of year.....................   153,298    60,119     --
                                          --------  --------  -----------
  End of year...........................  $314,535  $153,298    $60,119
                                          --------  --------  -----------
                                          --------  --------  -----------

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on April 21, 1994 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers nineteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica or of the Variable Insurance Products Fund (VIPF), or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T. Rowe) managed by Rowe Price-Fleming International, Inc. or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, VIPF, VIPF II, T. Rowe, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF at net asset value.

FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II, T. Rowe, and DGPF at December 31, 1996 were as follows:

                                                                                        PORTFOLIO INFORMATION
                                                                               ---------------------------------------
                                                                                                            NET ASSET
                                                                                NUMBER OF     AGGREGATE       VALUE
  SUB-ACCOUNT    INVESTMENT PORTFOLIO                                            SHARES         COST        PER SHARE
---------------  ------------------------------------------------------------  -----------  -------------  -----------
                 Allmerica Investment Trust:
           1     Growth......................................................      579,597  $   1,299,871   $   2.333
           2     Investment Grade Income.....................................      545,364        590,472       1.084
           3     Money Market................................................    1,085,844      1,085,844       1.000
           4     Equity Index................................................      272,923        520,040       2.165
           5     Government Bond.............................................      165,338        171,746       1.036
           6     Select Aggressive Growth....................................      800,828      1,430,526       2.037
           7     Select Growth...............................................      343,552        499,527       1.430
           8     Select Growth and Income....................................      726,990        922,918       1.405
           9     Small Cap Value.............................................      581,347        739,761       1.511
          10*    Select Income...............................................      --            --            --
          11     Select International Equity.................................      871,536      1,027,255       1.356
          12     Select Capital Appreciation.................................      652,502        949,268       1.485

                 Fidelity Variable Insurance Products Fund:
         102     High Income.................................................       66,720        783,118      12.520
         103     Equity-Income...............................................      128,809      2,337,154      21.030
         104     Growth......................................................       76,007      2,071,778      31.140
         105     Overseas....................................................       29,462        485,142      18.840

                 Fidelity Variable Insurance Products Fund II:
         106     Asset Manager...............................................       31,666        464,616      16.930

                 T. Rowe Price International Series, Inc.:
         150     International Stock.........................................       27,715        331,251      12.640

                 Delaware Group Premium Fund, Inc.:
         207     International Equity........................................       20,816        276,174      15.110

------------------------

* Sub-Account was established during 1996 and there was no selection of this investment option by any policyowner.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of $6. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years ended December 31, 1996, 1995, and 1994, these monthly deductions from sub-account policy values amounted to

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)
$238,545, $137,108 and $26,519, respectively. These amounts are included on the statements of changes in net assets with other transfers to the General Account.

The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risks annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 1.275% per annum. During the first 15 policy years, the Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values but paid to the Company on a monthly basis.

Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Inheiritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1996, and 1995, the Company received $21,515 and $1,739, respectively, for surrender charges applicable to Inheiritage. There were no surrender charges for the year ended December 31, 1994.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheiritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 6--PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II, T. Rowe, and DGPF shares by Inheiritage during the year ended December 31, 1996 were as follows:

  SUB-ACCOUNT    INVESTMENT PORTFOLIO                                                    PURCHASES         SALES
---------------  --------------------------------------------------------------------  --------------  -------------
                 Allmerica Investment Trust:
           1     Growth..............................................................  $      853,873  $      82,480
           2     Investment Grade Income.............................................         343,195         71,615
           3     Money Market........................................................       2,642,121      1,959,033
           4     Equity Index........................................................         417,027         97,967
           5     Government Bond.....................................................         261,798        164,454
           6     Select Aggressive Growth............................................         832,803         82,968
           7     Select Growth.......................................................         404,049         63,711
           8     Select Growth and Income............................................         497,166         46,446
           9     Small Cap Value.....................................................         342,256         65,694
          11     Select International Equity.........................................         753,171         71,226
          12     Select Capital Appreciation.........................................         853,443         44,708

                 Fidelity Variable Insurance Products Fund:
         102     High Income.........................................................         569,378         59,471
         103     Equity-Income.......................................................       1,358,783        168,664
         104     Growth..............................................................       1,236,825         93,801
         105     Overseas............................................................         199,264        285,905

                 Fidelity Variable Insurance Products Fund II:
         106     Asset Manager.......................................................         164,980        199,142

                 T. Rowe Price International Series, Inc.:
         150     International Stock.................................................         303,087         23,143

                 Delaware Group Premium Fund, Inc.:
         207     International Equity................................................         182,668         49,755
                                                                                       --------------  -------------
                 Totals..............................................................  $   12,215,887  $   3,630,183
                                                                                       --------------  -------------
                                                                                       --------------  -------------

                        APPENDIX A -- OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER

    This rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

                         APPENDIX B -- PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.


The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Inheiritage Account.



Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.


Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

        (a) upon the death of the payee, with no further payments due (Life Annuity);

        (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

        (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

        (a) in the same amount as the original amount;

        (b) in an amount equal to 2/3 of the original amount; or

        (c) in an amount equal to 1/2 of the original amount.

        Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS


A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.


A corporation or fiduciary payee may select only option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES


The first payment under any option, except Option C, will be due on the date this Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.


The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                          APPENDIX C -- ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which a Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.


The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).



The tables assume that all premiums are allocated to and remain in the Inheiritage Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested to earn interest, (after taxes) at 5% compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Inheiritage Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value, and the daily charge against the Inheiritage Account for mortality and expense risks and the Inheiritage Account administrative charge for the first fifteen Policy years, equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Inheiritage Account attributable to the Policies, and 0.90% thereafter.


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary, and in 1996 ranged from an annual rate of 0.34% to an annual rate of 1.23% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.


Under its Management Agreement with the Trust, Allmerica Investments has declared a voluntary expense limitation of 1.50% of average net average assets for the Select International Equity Fund, 0.60% for the Money Market Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.00% for the Select Income Fund. In 1996 none of the expenses of the Underlying Funds exceeded the voluntary expense limitations.

NET ANNUAL RATES OF INVESTMENT


Taking into account the mortality and expense risk charge and the Inheiritage Account administrative charge and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.00%, 4.00%, 10.00%, respectively, during the first 15 Policy years and -1.75%, 4.25% and 10.25%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Inheiritage Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES, AND PREMIUM CLASS, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               INHEIRITAGE POLICY
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,240    1,000,000         0      9,809    1,000,000         0     10,378    1,000,000
  2         21,525         5,470     18,186    1,000,000     7,182     19,898    1,000,000     8,963     21,678    1,000,000
  3         33,101         7,819     26,819    1,000,000    11,252     30,252    1,000,000    14,967     33,967    1,000,000
  4         45,256        16,879     35,119    1,000,000    22,617     40,857    1,000,000    29,077     47,317    1,000,000
  5         58,019        25,962     43,062    1,000,000    34,591     51,691    1,000,000    44,704     61,804    1,000,000

  6         71,420        34,656     50,616    1,000,000    46,766     62,726    1,000,000    61,546     77,506    1,000,000
  7         85,491        42,919     57,739    1,000,000    59,101     73,921    1,000,000    79,680     94,500    1,000,000
  8        100,266        50,697     64,377    1,000,000    71,542     85,222    1,000,000    99,179    112,859    1,000,000
  9        115,779        57,914     70,454    1,000,000    84,013     96,553    1,000,000   120,106    132,646    1,000,000
  10       132,068        64,479     75,879    1,000,000    96,419    107,819    1,000,000   142,524    153,924    1,000,000

  11       149,171        71,437     80,557    1,000,000   109,798    118,918    1,000,000   167,642    176,762    1,000,000
  12       167,130        77,535     84,375    1,000,000   122,890    129,730    1,000,000   194,392    201,232    1,000,000
  13       185,986        82,661     87,221    1,000,000   135,571    140,131    1,000,000   222,871    227,431    1,000,000
  14       205,786        86,690     88,970    1,000,000   147,705    149,985    1,000,000   253,186    255,466    1,000,000
  15       226,575        89,469     89,469    1,000,000   159,123    159,123    1,000,000   285,458    285,458    1,000,000

  16       248,404        88,738     88,738    1,000,000   167,729    167,729    1,000,000   318,247    318,247    1,000,000
  17       271,324        86,156     86,156    1,000,000   175,045    175,045    1,000,000   353,300    353,300    1,000,000
  18       295,390        81,519     81,519    1,000,000   180,840    180,840    1,000,000   390,879    390,879    1,000,000
  19       320,660        74,232     74,232    1,000,000   184,525    184,525    1,000,000   431,068    431,068    1,000,000
  20       347,193        63,695     63,695    1,000,000   185,488    185,488    1,000,000   474,082    474,082    1,000,000

Age 60      58,019        25,962     43,062    1,000,000    34,591     51,691    1,000,000    44,704     61,804    1,000,000
Age 65     132,068        64,479     75,879    1,000,000    96,419    107,819    1,000,000   142,524    153,924    1,000,000
Age 70     226,575        89,469     89,469    1,000,000   159,123    159,123    1,000,000   285,458    285,458    1,000,000
Age 75     347,193        63,695     63,695    1,000,000   185,488    185,488    1,000,000   474,082    474,082    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               INHEIRITAGE POLICY
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,244    1,000,000         0      9,813    1,000,000         0     10,383    1,000,000
  2         21,525         5,494     18,210    1,000,000     7,207     19,923    1,000,000     8,989     21,704    1,000,000
  3         33,101         7,891     26,891    1,000,000    11,328     30,328    1,000,000    15,047     34,047    1,000,000
  4         45,256        17,043     35,283    1,000,000    22,792     41,032    1,000,000    29,264     47,504    1,000,000
  5         58,019        26,283     43,383    1,000,000    34,938     52,038    1,000,000    45,078     62,178    1,000,000

  6         71,420        35,229     51,189    1,000,000    47,390     63,350    1,000,000    62,226     78,186    1,000,000
  7         85,491        43,875     58,695    1,000,000    60,151     74,971    1,000,000    80,834     95,654    1,000,000
  8        100,266        52,213     65,893    1,000,000    73,222     86,902    1,000,000   101,037    114,717    1,000,000
  9        115,779        60,231     72,771    1,000,000    86,597     99,137    1,000,000   122,985    135,525    1,000,000
  10       132,068        67,919     79,319    1,000,000   100,277    111,677    1,000,000   146,843    158,243    1,000,000

  11       149,171        76,297     85,417    1,000,000   115,291    124,411    1,000,000   173,832    182,952    1,000,000
  12       167,130        84,176     91,016    1,000,000   130,455    137,295    1,000,000   202,976    209,816    1,000,000
  13       185,986        91,508     96,068    1,000,000   145,729    150,289    1,000,000   234,464    239,024    1,000,000
  14       205,786        98,242    100,522    1,000,000   161,067    163,347    1,000,000   268,511    270,791    1,000,000
  15       226,575       104,318    104,318    1,000,000   176,413    176,413    1,000,000   305,355    305,355    1,000,000

  16       248,404       107,680    107,680    1,000,000   189,902    189,902    1,000,000   343,787    343,787    1,000,000
  17       271,324       110,188    110,188    1,000,000   203,275    203,275    1,000,000   385,739    385,739    1,000,000
  18       295,390       111,790    111,790    1,000,000   216,491    216,491    1,000,000   431,631    431,631    1,000,000
  19       320,660       112,272    112,272    1,000,000   229,363    229,363    1,000,000   481,843    481,843    1,000,000
  20       347,193       111,443    111,443    1,000,000   241,727    241,727    1,000,000   536,868    536,868    1,000,000

Age 60      58,019        26,283     43,383    1,000,000    34,938     52,038    1,000,000    45,078     62,178    1,000,000
Age 65     132,068        67,919     79,319    1,000,000   100,277    111,677    1,000,000   146,843    158,243    1,000,000
Age 70     226,575       104,318    104,318    1,000,000   176,413    176,413    1,000,000   305,355    305,355    1,000,000
Age 75     347,193       111,443    111,443    1,000,000   241,727    241,727    1,000,000   536,868    536,868    1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               INHEIRITAGE POLICY
                      GUARANTEED COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,240    1,009,240         0      9,809    1,009,809         0     10,378    1,010,378
  2         21,525         5,467     18,182    1,018,182     7,179     19,894    1,019,894     8,959     21,674    1,021,674
  3         33,101         7,807     26,807    1,026,807    11,239     30,239    1,030,239    14,952     33,952    1,033,952
  4         45,256        16,850     35,090    1,035,090    22,583     40,823    1,040,823    29,037     47,277    1,047,278
  5         58,019        25,904     43,004    1,043,004    34,521     51,621    1,051,621    44,619     61,719    1,061,719

  6         71,420        34,552     50,512    1,050,512    46,634     62,594    1,062,594    61,380     77,340    1,077,340
  7         85,491        42,745     57,565    1,057,565    58,871     73,691    1,073,691    79,379     94,199    1,094,199
  8        100,266        50,421     64,101    1,064,101    71,164     84,844    1,084,844    98,664    112,344    1,112,344
  9        115,779        57,493     70,033    1,070,033    83,416     95,956    1,095,956   119,259    131,799    1,131,800
  10       132,068        63,859     75,259    1,075,259    95,504    106,904    1,106,904   141,175    152,575    1,152,575

  11       149,171        70,549     79,669    1,079,669   108,435    117,555    1,117,555   165,549    174,669    1,174,669
  12       167,130        76,295     83,135    1,083,135   120,909    127,749    1,127,749   191,222    198,062    1,198,062
  13       185,986        80,971     85,531    1,085,531   132,757    137,317    1,137,317   218,169    222,729    1,222,729
  14       205,786        84,438     86,718    1,086,718   143,789    146,069    1,146,069   246,346    248,626    1,248,626
  15       226,575        86,532     86,532    1,086,532   153,777    153,777    1,153,777   275,675    275,675    1,275,675

  16       248,404        84,970     84,970    1,084,970   160,530    160,530    1,160,530   304,419    304,419    1,304,419
  17       271,324        81,398     81,398    1,081,398   165,465    165,465    1,165,465   333,940    333,940    1,333,940
  18       295,390        75,626     75,626    1,075,626   168,274    168,274    1,168,274   364,077    364,077    1,364,077
  19       320,660        67,063     67,063    1,067,063   168,215    168,215    1,168,215   394,224    394,224    1,394,224
  20       347,193        55,158     55,158    1,055,158   164,548    164,548    1,164,549   423,743    423,743    1,423,743

Age 60      58,019        25,904     43,004    1,043,004    34,521     51,621    1,051,621    44,619     61,719    1,061,719
Age 65     132,068        63,859     75,259    1,075,259    95,504    106,904    1,106,904   141,175    152,575    1,152,575
Age 70     226,575        86,532     86,532    1,086,532   153,777    153,777    1,153,777   275,675    275,675    1,275,675
Age 75     347,193        55,158     55,158    1,055,158   164,548    164,548    1,164,549   423,743    423,743    1,423,743



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               INHEIRITAGE POLICY
                       CURRENT COST OF INSURANCE CHARGES


                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2


                             HYPOTHETICAL GROSS 0%             HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        --------------------------------  --------------------------------  --------------------------------
POLICY     PREMIUM      SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH    SURRENDER    POLICY      DEATH
 YEAR   + INTEREST(1)     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT     VALUE     VALUE(2)    BENEFIT
------  -------------   ---------   --------   ---------  ---------   --------   ---------  ---------   --------   ---------
  1         10,500             0      9,244    1,009,244         0      9,813    1,009,813         0     10,382    1,010,382
  2         21,525         5,491     18,207    1,018,207     7,204     19,919    1,019,919     8,985     21,701    1,021,701
  3         33,101         7,881     26,881    1,026,881    11,317     30,317    1,030,317    15,034     34,034    1,034,034
  4         45,256        17,021     35,261    1,035,261    22,765     41,005    1,041,005    29,232     47,472    1,047,472
  5         58,019        26,239     43,339    1,043,339    34,883     51,983    1,051,983    45,011     62,111    1,062,111

  6         71,420        35,152     51,112    1,051,112    47,292     63,252    1,063,252    62,102     78,062    1,078,062
  7         85,491        43,751     58,571    1,058,571    59,987     74,807    1,074,807    80,618     95,438    1,095,438
  8        100,266        52,025     65,705    1,065,705    72,964     86,644    1,086,644   100,686    114,366    1,114,366
  9        115,779        59,959     72,499    1,072,500    86,210     98,750    1,098,750   122,435    134,975    1,134,975
  10       132,068        67,540     78,940    1,078,940    99,716    111,116    1,111,116   146,014    157,414    1,157,414

  11       149,171        75,772     84,892    1,084,893   114,485    123,605    1,123,605   172,594    181,714    1,181,714
  12       167,130        83,458     90,298    1,090,298   129,312    136,152    1,136,152   201,148    207,988    1,207,988
  13       185,986        90,541     95,101    1,095,101   144,129    148,689    1,148,689   231,803    236,363    1,236,363
  14       205,786        96,959     99,239    1,099,239   158,861    161,141    1,161,141   264,690    266,970    1,266,970
  15       226,575       102,641    102,641    1,102,641   173,416    173,416    1,173,417   299,942    299,942    1,299,942

  16       248,404       105,518    105,518    1,105,518   185,879    185,879    1,185,879   336,199    336,199    1,336,200
  17       271,324       107,431    107,431    1,107,431   197,927    197,927    1,197,927   375,200    375,200    1,375,201
  18       295,390       108,322    108,322    1,108,322   209,467    209,467    1,209,467   417,148    417,148    1,417,148
  19       320,660       107,952    107,952    1,107,953   220,211    220,211    1,220,211   462,068    462,068    1,462,068
  20       347,193       106,115    106,115    1,106,115   229,890    229,890    1,229,890   510,023    510,023    1,510,023

Age 60      58,019        26,239     43,339    1,043,339    34,883     51,983    1,051,983    45,011     62,111    1,062,111
Age 65     132,068        67,540     78,940    1,078,940    99,716    111,116    1,111,116   146,014    157,414    1,157,414
Age 70     226,575       102,641    102,641    1,102,641   173,416    173,416    1,173,417   299,942    299,942    1,299,942
Age 75     347,193       106,115    106,115    1,106,115   229,890    229,890    1,229,890   510,023    510,023    1,510,023



(1) Assumes a $10,000 premium is paid at the beginning of each Policy year. "Premiums + Interest" column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.


(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase) and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:

 Applicable
     Age        Maximum GAPs
-------------  --------------
    5-75            1.95
     76             1.92
     77             1.81
     78             1.69
     79             1.60
     80             1.50
     81             1.40
     82             1.31


A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).

The Factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Younger    Initial    Younger    Initial    Younger    Initial
  Issue    Surrender    Issue    Surrender    Issue    Surrender
   Age      Charge       Age      Charge       Age      Charge
---------  ---------  ---------  ---------  ---------  ---------
    5        5.00        31        9.40        57        21.00
    6        5.00        32        9.80        58        22.00
    7        5.00        33        10.20       59        23.00
    8        5.00        34        10.60       60        24.00
    9        5.00        35        11.00       61        25.00
   10        5.00        36        11.40       62        26.00
   11        5.00        37        11.80       63        27.00
   12        5.00        38        12.20       64        28.00
   13        5.00        39        12.60       65        29.00
   14        5.00        40        13.00       66        30.00
   15        5.00        41        13.40       67        31.00
   16        5.00        42        13.80       68        32.00
   17        5.00        43        14.20       69        33.00
   18        5.00        44        14.60       70        34.00
   19        5.00        45        15.00       71        35.00
   20        5.00        46        15.40       72        35.00
   21        5.40        47        15.80       73        35.00
   22        5.80        48        16.20       74        35.00
   23        6.20        49        16.60       75        35.00
   24        6.60        50        17.00       76        35.00
   25        7.00        51        17.40       77        35.00
   26        7.40        52        17.80       78        35.00
   27        7.80        53        18.20       79        35.00
   28        8.20        54        18.60       80        35.00
   29        8.60        55        19.00
   30        9.00        56        20.00

                                    EXAMPLES

For the purposes of these examples, assume that two nonsmokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

(a) Deferred Administrative Charge                                       $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (48% X 1.95 GAPs)                              $15,781.99
                                                                         ----------
      TOTAL                                                              $24,281.99

Maximum Surrender Charge per Table (19.00 X 1,000)                       $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a) Deferred Administrative Charge                                         $8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (not to exceed 25% of Premiums received, up to      Varies
    one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)
                                                                          ----------
                                                                          Sum of (a)
                                                                          and (b)


The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.


Example 1:

    Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

    Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.